As filed with the Securities and Exchange Commission on January 30, 2006

                                                Securities Act File No. 33-41913
                                       Investment Company Act File No. 811-06367

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            ------------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                           ---

                  Pre-Effective Amendment No.
                                              ----                         ---

                  Post-Effective Amendment No.  19                          X
                                               ----                        ---

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                              X
                                                                           ---
                  Amendment No.  20                                         X
                                ----                                       ---


                        GABELLI EQUITY SERIES FUNDS, INC
               (Exact Name of Registrant as Specified in Charter)

                 ONE CORPORATE CENTER, RYE, NEW YORK 10580-1422
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 1- 800-422-3554

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center,
                            Rye, New York 10580-1422
                     (Name and Address of Agent for Service)


                                   Copies to:
James E. McKee, Esq.                        Richard T. Prins, Esq.
Gabelli Equity Series Funds, Inc.           Skadden, Arps, Slate, Meagher & Flom
One Corporate Center                        Four Times Square, 30th Floor
Rye, New York 10580-1422                    New York, New York 10036

It is proposed that this filing will become effective:

---      immediately  upon filing pursuant to paragraph (b); or
 X
---      on January 30, 2006  pursuant to paragraph  (b); or
---      60 days after  filing  pursuant to paragraph (a)(1);  or
---      on ____________  pursuant to paragraph (a)(1); or
---      75 days after filing pursuant to paragraph  (a)(2);  or
---      on ____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
--- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        GABELLI EQUITY SERIES FUNDS, INC.
                        THE GABELLI SMALL CAP GROWTH FUND
                         THE GABELLI EQUITY INCOME FUND
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 (800-422-3554)
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   (Net Asset Value available daily by calling
                          800-GABELLI after 6:00 p.m.)

                   -------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
                   -------------------------------------------

                                TABLE OF CONTENTS

INVESTMENT AND PERFORMANCE SUMMARY ........................................   2

INVESTMENT AND RISK INFORMATION ...........................................   8

MANAGEMENT OF THE FUNDS ...................................................  10

PURCHASE OF SHARES ........................................................  12

REDEMPTION OF SHARES ......................................................  14

EXCHANGE OF SHARES ........................................................  16

PRICING OF FUND SHARES ....................................................  17

DIVIDENDS AND DISTRIBUTIONS ...............................................  18

TAX INFORMATION ...........................................................  18

MAILINGS TO SHAREHOLDERS ..................................................  19

FINANCIAL HIGHLIGHTS ......................................................  19

GABELLI EQUITY SERIES FUNDS, INC.

THE GABELLI SMALL CAP GROWTH FUND
THE GABELLI EQUITY INCOME FUND
THE GABELLI WOODLAND SMALL CAP VALUE FUND

CLASS AAA SHARES

PROSPECTUS

JANUARY 30, 2006

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                       INVESTMENT AND PERFORMANCE SUMMARY

The Gabelli Small Cap Growth Fund (the "Small Cap Growth Fund"), The Gabelli Equity Income Fund (the "Equity Income Fund") and The Gabelli Woodland Small Cap Value Fund (the "Woodland Small Cap Value Fund") (each a "Fund" and collectively, the "Funds") are series of Gabelli Equity Series Funds, Inc. (the "Corporation").

                              SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE:

The Fund seeks to provide a high level of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are considered to be small companies at the time the Fund makes its investment. The Fund invests primarily in the common stocks of companies which the Fund's investment adviser, Gabelli Funds, LLC (the "Adviser"), believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser currently characterizes small companies for this Fund as those with total market values of $1 billion or less at the time of investment.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is subject to the risk that small capitalization stocks may trade less frequently and may be subject to more abrupt or erratic movements in price than medium and large capitalization stocks. The Fund is also subject to the risk that the Adviser may be incorrect in its assessment of the value of the securities it holds, which may result in a decline in the value of Fund shares.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through Gabelli & Company, Inc., the Fund's distributor (the "Distributor"), or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:

      o     you are a long-term investor

      o     you seek growth of capital

      o you believe that the market will favor small capitalization stocks over the long term

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o     you are seeking a high level of current income

      o     you are conservative in your investment approach

      o     you seek stability of principal more than growth of capital


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2

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                               EQUITY INCOME FUND

INVESTMENT OBJECTIVE:

The Fund seeks to provide a high level of total return on its assets with an emphasis on income.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities including securities convertible into common stock. In making stock selections, the Fund's Adviser looks for securities that have a better yield than the average of the Standard and Poor's Composite 500 Stock Price Index (the "S&P(R) 500 Stock Index"), as well as capital gains potential.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. Preferred stocks and debt securities convertible into or exchangeable for common or preferred stock also are subject to interest rate risk and/or credit risk. When interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is subject to the risk that its portfolio companies will reduce or eliminate the dividend rate on securities held by the Fund. The Fund is also subject to the risk that the Adviser may be incorrect in its assessment of the value of the securities it holds, which may result in the decline in the value of Fund shares.


WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through the Distributor, or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.


YOU MAY WANT TO INVEST IN THE FUND IF:

      o     you are a long-term investor

      o     you are seeking income as well as growth of capital

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o     you are conservative in your investment approach

      o     you seek stability of principal more than growth of capital


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                                                                               3

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                          WOODLAND SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE:

The Fund seeks to provide a high level of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are considered to be small capitalization companies at the time the Fund makes the investment. The Fund invests primarily in the common stocks of companies which the Fund's portfolio manager believes are undervalued. The Fund's Adviser currently characterizes small capitalization companies for this Fund as those with a total market value of $1.5 billion or less at the time of investment. The Adviser looks for undervalued companies with shareholder oriented management teams that are employing strategies to grow the company's value.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is subject to the risk that small capitalization stocks may trade less frequently and may be subject to more abrupt or erratic movements in price than medium and large capitalization stocks. The Fund is also subject to the risk that the portfolio manager may be incorrect in its assessment of the value of the securities the Fund holds, which may result in a decline in the value of Fund shares. The Fund is "non-diversified" which means that the Fund's may be concentrated in fewer securities than a "diversified" mutual fund. As a result, an investment in the Fund may entail greater risk than an investment in a "diversified" mutual fund.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through the Distributor, or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:

      o     you are a long-term investor

      o     you seek growth of capital

      o you believe that the market will favor small capitalization stocks over the long term

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o     you are seeking a high level of current income

      o     you are conservative in your investment approach

      o     you seek stability of principal more than growth of capital


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4

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PERFORMANCE:

The bar charts and tables that follow provide an indication of the risks of investing in the Funds by showing changes in the Funds' performance from year to year (since 1996), and by showing how the Funds' average annual returns for the one year, five years, ten years and the life of each Fund, as applicable, compared to those of a broad-based securities market index. As with all mutual funds, the Funds' past performance (before and after taxes) does not predict how the Funds will perform in the future. Both the chart and the table assume the reinvestment of dividends and distributions.


            SMALL CAP GROWTH FUND (FOR THE PERIODS ENDED DECEMBER 31)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]


1996     11.9%
1997     36.5%
1998      0.0%
1999     14.2%
2000     11.3%
2001      4.7%
2002     -5.3%
2003     37.6%
2004     21.7%
2005      5.9%

During the period shown in the bar chart, the highest return for a quarter was 18.27% (quarter ended June 30, 2003) and the lowest return for a quarter was (20.26)% (quarter ended September 30, 1998).

           AVERAGE ANNUAL TOTAL RETURNS                   PAST        PAST        PAST
     (FOR THE PERIODS ENDED DECEMBER 31, 2005)          ONE YEAR   FIVE YEARS   TEN YEARS
-----------------------------------------------------   --------   ----------   ---------
The Gabelli Small Cap Growth Fund Class AAA Shares
   Return Before Taxes ..............................    5.92%       11.92%      13.05%
   Return After Taxes on Distributions ..............    4.84%       11.37%      11.49%
   Return After Taxes on Distributions and Sale of
      Fund Shares ...................................    5.28%       10.33%      10.97%
Russell 2000 Index** ................................    4.55%        8.22%       9.26%

----------
* From October 22, 1991, the date that the Fund commenced investment operations.

** The Russell 2000 Index is an unmanaged index consisting of a broad base of common stocks. The performance of the index does not include expenses or fees.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


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                                                                               5

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             EQUITY INCOME FUND (FOR THE PERIODS ENDED DECEMBER 31)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]


1996      17.9%
1997      27.9%
1998      12.6%
1999       9.3%
2000      11.3%
2001      -0.9%
2002      -7.7%
2003      28.3%
2004      13.0%
2005       6.4%


During the periods shown in the bar chart, the highest return for a quarter was 15.67% (quarter ended June 30, 2003) and the lowest return for a quarter was (13.54)% (quarter ended September 30, 2002).


           AVERAGE ANNUAL TOTAL RETURNS                   PAST        PAST         PAST     SINCE JANUARY 2,
     (FOR THE PERIODS ENDED DECEMBER 31, 2005)          ONE YEAR   FIVE YEARS   TEN YEARS         1992*
-----------------------------------------------------   --------   ----------   ---------   ----------------
The Gabelli Equity Income Fund Class AAA Shares
   Return Before Taxes ..............................     6.36%      7.12%        11.29%          12.00%
   Return After Taxes on Distributions ..............     5.89%      6.50%         9.65%           9.75%
   Return After Taxes on Distributions and Sale of
      Fund Shares ...................................     4.75%      5.91%         9.25%           9.25%
S&P(R) 500 Composite Stock Price Index** ............     4.91%      0.54%         9.07%          10.28%

----------
* From January 2, 1992, the date that the Fund commenced investment operations.

** The S&P(R) 500 Composite Stock Price Index is a widely recognized, unmanaged index of common stock prices. The performance of the Index does not include expenses or fees.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


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6

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        WOODLAND SMALL CAP VALUE FUND (FOR THE PERIOD ENDED DECEMBER 31)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]


2003      20.7%
2004      20.6%
2005       6.3%


During the period shown in the bar chart, the highest return for a quarter was 14.11% (quarter ended December 31, 2003) and the lowest return for a quarter was (8.00)% (quarter ended March 31, 2003).


                 AVERAGE ANNUAL TOTAL RETURNS                    PAST     SINCE DECEMBER 31,
          (FOR THE PERIOD ENDED DECEMBER 31, 2005)             ONE YEAR         2002*
-------------------------------------------------------------  --------   ------------------
The Gabelli Woodland Small Cap Value Fund Class AAA Shares
   Return Before Taxes ......................................    6.34%         15.65%
   Return After Taxes on Distributions ......................    4.99%         14.28%
   Return After Taxes on Distributions and Sale of Fund
      Shares ................................................    5.92%         12.52%
Russell 2000 Index** ........................................    4.55%         20.93%

----------
* From December 31, 2002, the date that the Fund commenced investment operations.

** The Russell 2000 Index is an unmanaged index consisting of a broad base of common stocks. The performance of the index does not include expenses or fees.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


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

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FEES AND EXPENSES OF THE FUNDS:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Funds.


                                                                              WOODLAND
                                                         SMALL CAP   EQUITY   SMALL CAP
                                                           GROWTH    INCOME     VALUE
                                                            FUND      FUND      FUND
                                                         ---------   ------   ---------
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets):
Management Fees ......................................     1.00%      1.00%    1.00%
Distribution (Rule 12b-1) Expenses(1) ................     0.25%      0.25%    0.25%
Other Expenses .......................................     0.19%      0.21%    1.74%
                                                           ----       ----    -----
Total Annual Fund Operating Expenses .................     1.44%      1.46%    2.99%
                                                           ====       ====
Fee Waiver and Expense Reimbursement .................                        (0.99)%(2)
                                                                              -----
Net Annual Operating Expenses ........................                         2.00%
                                                                              =====
REDEMPTION FEES (for shares held 7 days or less)
   payable to the Fund: ..............................     2.00%      2.00%    2.00%

----------
(1) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

(2) The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at 2.00% on an annualized basis for Class AAA shares. This arrangement will continue until at least through September 30, 2006. In addition, the Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed 2.00% on an annualized basis for Class AAA shares.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Funds with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Funds for the time periods shown,
(2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                ------   -------   -------   --------
SMALL CAP GROWTH FUND            $147     $456      $  787    $1,724
EQUITY INCOME FUND               $149     $462      $  797    $1,746
WOODLAND SMALL CAP VALUE FUND    $203     $831      $1,485    $3,239


                         INVESTMENT AND RISK INFORMATION


The investment policy of each of the Small Cap Growth Fund, the Equity Income Fund and the Woodland Small Cap Value Fund relating to the type of securities in which 80% of each Fund's net assets must be invested may be changed by the Board of Directors without shareholder approval. Shareholders will, however, receive at least 60 days' prior notice of any change in this policy.


SMALL CAP GROWTH FUND/WOODLAND SMALL CAP VALUE FUND

In selecting investments for the Small Cap Growth Fund and Woodland Small Cap Value Fund, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets and rising free cash flow and earnings. The Adviser's goal is to invest long term in the stocks of companies trading at reasonable valuations relative to perceived economic worth.


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8

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Frequently, smaller companies exhibit one or more of the following traits:

      o     New products or technologies

      o     New distribution methods

      o Rapid changes in industry conditions due to regulatory or other developments

      o Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.

In addition, because smaller companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained.

EQUITY INCOME FUND

In selecting investments for the Equity Income Fund, the Adviser focuses on issuers that:

      o     have strong free cash flow and pay regular dividends

      o     have potential for long-term earnings per share growth

      o may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division or the development of a profitable new business

      o     are well-managed

      o will benefit from sustainable long-term economic dynamics, such as globalization of an issuer's industry or an issuer's increased focus on productivity or enhancement of services.


The Adviser also believes preferred stock and convertible securities of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Equity Income Fund's assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company's performance has been poor enough, its preferred stock and convertible debt securities will trade more like common stock than like a fixed income security and may result in above average appreciation if performance improves. Even if the credit quality of the company is not in question, the market price of the convertible security will reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers.


The Funds may also use the following investment technique:

      o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, the Funds may temporarily invest all or a portion of their assets in defensive investments. Such investments include fixed income securities or high quality money market instruments. When following a defensive strategy, the Funds will be less likely to achieve their investment goals.

Investing in the Funds involve the following risks:

      o EQUITY RISK. The principal risk of investing in the Funds is equity risk. Equity risk is the risk that the prices of the securities held by the Funds will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.

      o VALUE INVESTING RISK. Each Fund invests in "value" stocks. The portfolio manager may be wrong in the assessment of a company's value and the stocks the Fund holds may not reach what the portfolio manager believes are their full values. From time to time "value" investing falls out of favor with investors. During those periods, the Fund's relative performance may suffer.


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                                                                               9

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      o     FUND AND MANAGEMENT RISK.


                  o SMALL CAP GROWTH FUND AND WOODLAND SMALL CAP VALUE FUND ONLY -- The Funds invest in stocks issued by smaller companies. Each Fund's price may decline if the market favors large or mid-size capitalization company stocks over stocks of small companies. If the portfolio manager's assessment of the value of the securities each Fund holds is incorrect, or the events expected to increase value do not occur, then the value of each Fund's shares may decline.

                  o EQUITY INCOME FUND ONLY -- The Fund invests in stocks issued by companies believed by the portfolio manager to be undervalued and that have the potential to achieve significant capital appreciation. If the portfolio manager is incorrect in its assessment of the values of the securities it holds, or no event occurs which surfaces value, then the value of each Fund's shares may decline.


      o SMALL CAPITALIZATION COMPANY RISK. SMALL CAP GROWTH FUND AND WOODLAND SMALL CAP VALUE FUND ONLY -- Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for our portfolio managers to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller capitalization companies underperform.

      o INTEREST RATE RISK AND CREDIT RISK. EQUITY INCOME FUND ONLY -- Investments in preferred stock and securities convertible into or exchangeable for common or preferred stock involve interest rate risk and credit risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

      o LOW CREDIT QUALITY RISK. EQUITY INCOME FUND ONLY -- Lower rated convertible securities are subject to greater credit risk, greater price volatility and a greater risk of loss than investment grade securities. There may be less of a market for lower rated convertible securities, which could make it harder to sell them at an acceptable price.


      o NON-DIVERSIFICATION RISK. WOODLAND SMALL CAP VALUE FUND ONLY -- The Fund is classified as a "non-diversified" investment company. Because the Fund, as a non-diversified investment company, may invest in the securities of individual issuers to a greater extent than a "diversified" mutual fund, an investment in the Fund may present greater risk to an investor than an investment in a diversified mutual fund because the investment risk may be concentrated in fewer securities.


PORTFOLIO HOLDINGS. A description of each Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the Funds' Statement of Additional Information.

                             MANAGEMENT OF THE FUNDS

THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds' investment program under the supervision of the Funds' Board of Directors. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability


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company  organized in 1999 as successor  to GGCP,  Inc., a New York  corporation originally organized in 1980. The Adviser is a wholly owned subsidiary of GAMCO Investors, Inc. ("GBL"), a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Adviser, for the fiscal year ended September 30, 2005, each of the Small Cap Growth, Woodland Small Cap Value, and Equity Income Funds is contractually obligated to pay the Adviser a fee equal to 1.00% of the value of its average daily net assets. For the fiscal year ended September 30, 2005, the Adviser waived its fees and/or reimbursed expenses of the Woodland Small Cap Value Fund.

With respect to the Woodland Small Cap Value Fund the Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 2.00% of its average daily net assets. The fee waiver and expense reimbursement arrangement will continue until at least through September 30, 2006. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent that after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 2.00%.


Each Fund's semi-annual report to shareholders for the period ending March 31, 2005 contained a discussion of the basis of the Board of Directors' determination regarding whether to continue the investment advisory arrangements as described above.

THE PORTFOLIO MANAGERS. Mr. Mario J. Gabelli, CFA, is primarily responsible for the day-to-day management of the Small Cap Growth Fund and Equity Income Fund. Mr. Gabelli has been Chairman, Chief Executive Officer and Chief Investment Officer-Value Portfolios of the Adviser and its predecessor since inception, as well as its parent company, GBL. Mr. Gabelli also acts as Chief Executive Officer and Chief Investment Officer-Value Portfolios of GAMCO Asset Management Inc., a wholly owned subsidiary of GBL, and is an officer or director of various other companies affiliated with GBL. The Adviser relies to a considerable extent on the expertise of Mr. Gabelli, who may be difficult to replace in the event of his death, disability or resignation.

Elizabeth M. Lilly, CFA, is primarily responsible for the day-to-day management of the Woodland Small Cap Value Fund. In November 2002, Ms. Lilly joined GAMCO Investors, Inc. as Senior Vice President and Portfolio Manager of Gabelli Funds, LLC and GAMCO Asset Management Inc. Prior to November 2002, Ms. Lilly was a Managing Partner of Woodland Partners LLC since 1996.


The Funds' Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by them, and their ownership of securities in the Funds they manage.

RULE 12b-1  PLAN.  Each Fund has  adopted a plan  under Rule 12b-1 (the  "Plan")
which authorizes payments by each Fund on an annual basis of 0.25% of its average daily net assets attributable to Class AAA Shares to finance distribution of its Class AAA Shares or pay shareholder service fees. Each Fund may make payments under its Plan for the purpose of financing any activity primarily intended to result in the sales of Class AAA Shares of the respective Fund or pay shareholder service fees. To the extent any activity is one that the Funds may finance without a distribution plan, the Funds may also make payments to compensate such activity outside of the Plan and not be subject to its limitations. Because payments under the Plan are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Due to the payment of 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.



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                               PURCHASE OF SHARES

You can purchase the Funds' shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares through the Distributor, directly from the Funds through the Funds' transfer agent or through registered broker-dealers that have entered into appropriate selling agreements with the Distributor.

o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Gabelli Small Cap Growth Fund", "The Gabelli Equity Income Fund" or "The Gabelli Woodland Small Cap Value Fund" to:

        BY MAIL                             BY PERSONAL DELIVERY
        -------                             --------------------
        THE GABELLI FUNDS                   THE GABELLI FUNDS
        P.O. BOX 8308                       C/O BFDS
        BOSTON, MA 02266-8308               66 BROOKS DRIVE
                                            BRAINTREE, MA 02184

You can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, the name of the Fund(s) and class of shares you wish to purchase.

      o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund(s) at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                           RE: THE GABELLI ______ FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                         225 FRANKLIN STREET, BOSTON, MA 02110

            If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers.


SHARE PRICE. The Funds sell their Class AAA Shares at the net asset value per share next determined after the Funds receive your completed subscription order form but does not issue the shares to you until it receives full payment. See "Pricing of Fund Shares" for a description of the calculation of net asset value per share.


MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum subsequent investment requirement. Broker-dealers may have different minimum investment requirements.


RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Funds make available IRA, "Roth" IRA and "Coverdell" Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Funds through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Funds do not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing



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plans which are employer  sponsored,  including deferred  compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment may vary dependent upon the criteria established by your plan sponsor or broker-dealer. There is no minimum subsequent investment requirement for retirement plans.

AUTOMATIC INVESTMENT PLAN. The Funds offer an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Funds by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must have a completed, approved Investment Plan application on file with the Funds' transer agent. There is a minimum of $100 for each telephone or Internet investment. However, you may split the $100 minimum between two funds. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

GENERAL. State Street will not issue share certificates unless you request them. The Funds reserve the right to (i) reject any purchase order if, in the opinion of the Funds' management, it is in the Funds' best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Funds' minimum purchase requirements.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Corporation, on behalf of the Funds, to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information, for each investor who opens or reopens an account with the Funds. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder's identity.

THIRD PARTY ARRANGEMENTS. The Adviser and its affiliates utilize a portion of their assets, including 12b-1 fees, to pay all or a portion of the charges of various programs that make shares of the Funds available to their customers. Subject to tax limitations and approval by the Board of Directors on a Fund-by-Fund basis, each of the Funds pays a portion of these charges, out of assets other than 12b-1 payments, representing savings of expenses the Funds would otherwise incur in maintaining shareholder accounts for those who invest in the Funds through these programs.


The Distributor or an affiliate may, from time to time, at its expense out of its own financial resources (a source of which may be payment under each Fund's distribution plans) make cash payments to some but not all brokers, dealers, or financial intermediaries for shareholder services, as an incentive to sell shares of the Fund, and/or to promote retention of their customers' assets in the Funds. These payments, sometimes referred to as "revenue sharing", do not change the price paid by investors to purchase the Funds' shares or the amount the Funds receive as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers, and other financial intermediaries that provide services to the Funds or to shareholders in the Funds, including (without limitation) shareholder servicing, transaction purchasing, subaccounting services, marketing support, and/or access to sales meetings, sales representatives and management representatives of the broker, dealer or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers, and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer or other financial intermediary provides shareholder services to Fund shareholders. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar amount.



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The  Distributor  or  applicable  affiliate  negotiates  the  level of  payments described above to any particular broker dealer or intermediary with each firm. Currently, such payments range from .10% to .40% per year of the average daily net assets of the applicable Fund attributable to the particular firm depending on the nature and level of services and other factors.

                              REDEMPTION OF SHARES

You can redeem shares of the Funds on any Business Day. The Funds may temporarily stop redeeming their shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their shares or accurately determine the value of their assets, or if the Securities and Exchange Commission orders the Funds to suspend redemptions.

The Funds redeem their shares based on the net asset value next determined after the Funds receive your redemption request in proper form. See "Pricing of Fund Shares" for a description of the calculation of net asset value.

The Funds are intended for long-term investors and not for those who wish to trade frequently in Fund shares. The Funds believe that excessive short-term trading of Fund shares, such as by traders seeking short-term profits from market momentum, time zone arbitrage and other timing strategies, creates risks for the Funds and their long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs and potential dilution in the value of shares.


In order to discourage frequent short-term trading in Fund shares, each Fund has adopted policies and procedures which impose a 2.00% redemption fee (short-term trading fee) on Class AAA Shares that are redeemed or exchanged within 7 days or less after the date of a purchase. This fee is calculated based on the shares' aggregate net asset value on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge, is retained by the Funds, and does not benefit the Funds' Adviser or any other third party. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to each Fund's exchange privilege. The redemption fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Fund, (iii) shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, (iv) shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading polices in place or as to which the Adviser has received assurances that look through redemption fee procedures or effective anti-short term trading policies and procedures will be in place, or (v) shares were purchased through certain qualified and non-qualified retirement plans if recordkeepers for retirement plan participants who cannot implement redemption fees because of systems limitations, and such recordkeepers have provided verification to that effect. Such recordkeepers may be permitted to delay, temporarily, the implementation of redemption fees. These programs include programs utilizing omnibus accounts. Each Fund seeks to apply these policies uniformly.


Any shareholder purchasing shares of the Funds through an intermediary should check with the intermediary or the Funds to determine whether the shares will be subject to the redemption fee.

Each Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund's view, is likely to engage in excessive trading or if such purchase is not in the best interest of the Fund and to limit, delay


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or impose other  conditions on exchanges or purchases.  The Funds have adopted a policy of seeking to minimize short-term trading in its shares and monitors purchase and redemption activities to assist in minimizing short term trading.

You may redeem shares through the Distributor or directly from the Funds through the Funds' transfer agent.

      o     BY LETTER. You may mail a letter requesting redemption of shares to:
            THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund(s) and the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. If there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

      o BY TELEPHONE OR THE INTERNET. Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account (excluding an
            IRA)  directly  registered  with  State  Street  by  calling  either
            800-GABELLI   (800-422-3554)  or  800-872-5365   (617-328-5000  from
            outside the United States) or visiting our website at www.gabelli.com. You may not redeem Fund shares in an IRA through the Internet. IRA holders should consult a tax advisor concerning the current tax rules applicable to IRAs. If State Street acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither State Street nor the Funds will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Adviser (see "Exchange of Shares"). Among the procedures State Street may use are passwords or verification of personal information. The Funds may impose limitations from time to time on telephone or Internet redemptions.

            1. TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Funds will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

            2. TELEPHONE OR INTERNET REDEMPTION BY BANK WIRE. The Funds accept telephone or Internet requests for wire redemption in amounts of at least $1,000. The Funds will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day.

AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Call 800-GABELLI (800-422-3554) for more information about this plan.

INVOLUNTARY REDEMPTION. The Funds may redeem all shares in your account (other than an IRA) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Funds initiate such action and allowed 30 days to increase the value of your account to at least $1,000.


REDEMPTION PROCEEDS. A redemption request received by a Fund will be effected at the net asset value per share next determined after a Fund receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption



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request.  If you purchased your Fund(s) shares by check or through the Automatic
Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 10 days following purchase. While the Funds will delay the processing of the redemption payment until the check clears, your shares will be valued at the next determined net asset value per share after receipt of your redemption request.


A Fund may pay your redemption proceeds wholly or partially in portfolio securities. Payments would be made in portfolio securities only in the rare instance that the Corporation's Board of Directors believes that it would be in the Funds' best interest not to pay redemption proceeds in cash.

                               EXCHANGE OF SHARES


You can exchange shares of the Fund(s) you hold for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange call 800-GABELLI (800-422-3554). You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates. Each Fund or any of the other funds may impose limitations on, or terminate, the exchange privilege with respect to such fund or any investor at any time.


In effecting an exchange:

            o you must meet the minimum investment requirements for the fund whose shares you purchase through exchange.

            o if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange.

            o if you are exchanging from a fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange.

            o     you may realize a taxable gain or loss.

            o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554) or visit our website at www.gabelli.com to obtain the prospectus.

            o you should be aware that brokers may charge a fee for handling an exchange for you.

You may exchange shares through the Distributor, directly through the Funds' transfer agent or through a registered broker-dealer.

      o     EXCHANGE  BY  TELEPHONE.  You  may  give  exchange  instructions  by
            telephone  by  calling  800-GABELLI  (800-422-3554).   You  may  not
            exchange shares by telephone if you hold share certificates.

      o     EXCHANGE BY MAIL.  You may send a written  request for exchanges to:
            THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

      o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. The Funds may impose limitations from time to time on Internet exchanges.

The Funds may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.


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Your broker may charge you a processing  fee for  assisting you in purchasing or redeeming shares of the Funds. This charge is set by your broker and does not benefit the Funds or the Adviser in any way. It is in addition to the sales charges and other costs described in this prospectus and must be disclosed to you by your broker.

                             PRICING OF FUND SHARES

The net asset value per share of each Fund's Class AAA Shares is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


The net asset value per share of each Fund's Class AAA Shares is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Net asset value per share is computed by dividing the value of a Fund's net assets (i.e. the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the Class AAA Shares by the total number of Class AAA Shares outstanding at the time the determination is made. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the calculation of net asset value per share next made as of a time after the time as of which the purchase or redemption order is received in proper form.


Portfolio securities for which market quotations are readily available are valued at their current market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to policies and procedures approved by the Funds' Board of Directors. Debt securities that are not credit impaired with remaining maturities of 60 days or less are generally valued at their amortized cost. Pursuant to the Funds' pricing procedures, securities for which market quotations are not readily available, and therefore are subject to being fair valued, may include securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund). Market prices may also be deemed not to be readily available in circumstances when an event has occurred after the close of the principal foreign market on which a security trades but before the time for determination of the Funds' net asset value that has affected, or is likely to affect, more than minimally the net asset value per share of the Fund. Currently, each Fund fair values securities traded primarily on markets that close prior to the time as of which the Fund's net asset value is calculated whenever the Fund concludes that occurrences after such closing times may have more than a minimal effect on the value of its portfolio.


When a market price is not readily available, a portfolio security is valued at its fair value, as determined in good faith under procedures established by the Board of Directors. In determining fair value, the Funds' pricing procedures establish a process and methodology to be employed by the Adviser in attempting to ascertain, in good faith, fair value. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair valuation procedures are used only when it is not possible to be sure what value should be attributed to a particular asset or when an event will affect the market price of an asset and to what extent. As a result, there can be no assurance that fair value pricing will reflect actual market value and



--------------------------------------------------------------------------------
                                                                              17

--------------------------------------------------------------------------------

it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset. The Board of Directors will review the Adviser's fair value determinations periodically. The value of a Fund's portfolio assets may change on days the Fund is closed and on which you are not able to purchase or sell your shares.

                           DIVIDENDS AND DISTRIBUTIONS

The Funds intend to pay dividends monthly for the Equity Income Fund and annually for the Small Cap Growth Fund and Woodland Small Cap Value Fund and capital gain distributions, if any, on an annual basis. You may have dividends or capital gain distributions that are declared by the Funds automatically reinvested at net asset value in additional shares of the Funds. You will make an election to receive dividends and distributions in cash or Fund(s) shares at the time you purchase your shares. You may change this election by notifying the Funds in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price based on the net asset value per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that the Funds will pay any dividends or realize any capital gains.

                                 TAX INFORMATION


The Funds expect that distributions will consist primarily of investment company taxable income and net capital gains. Dividends out of investment company taxable income and distributions of net short-term capital gains (i.e. gains from assets held by the Funds for one year or less) are taxable to you as ordinary income except that qualified dividends are eligible for a reduced rate. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates. The Funds' distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to federal, state or local taxes. A redemption of the Funds' shares or an exchange of the Funds' shares for shares of another fund will be treated for tax purposes as a sale of the Funds' shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax.


This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the Statement of Additional Information that is incorporated by reference into this prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Funds.


--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------

                            MAILINGS TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.

                              FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the financial performance of each Fund for the past five fiscal years or, if less, the life of the Fund. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund's Class AAA Shares (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single AAA share. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with each Fund's financial statements and related notes are included in the annual report, which is available upon request.



--------------------------------------------------------------------------------
                                                                              19

--------------------------------------------------------------------------------

THE GABELLI SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:


                                      INCOME
                            FROM INVESTMENT OPERATIONS                             DISTRIBUTIONS
               ----------------------------------------------------   ----------------------------------------
                                             Net
               Net Asset      Net        Realized and      Total                       Net
   Period       Value,     Investment     Unrealized        from         Net        Realized
   Ended       Beginning    Income/     Gain/(Loss) on   Investment   Investment     Gain on         Total       Redemption
September 30   of Period   (Loss)(a)     Investments     Operations     Income     Investments   Distributions     Fees(a)
------------   ---------   ----------   --------------   ----------   ----------   -----------   -------------   ----------
CLASS AAA
   2005         $ 25.88     $ (0.01)        $ 5.25         $ 5.24           --       $ (1.15)       $ (1.15)      $ 0.00(b)
   2004           21.48       (0.04)          4.61           4.57           --         (0.17)         (0.17)          --
   2003           17.04       (0.05)          4.74           4.69           --         (0.25)         (0.25)          --
   2002           17.13       (0.04)          0.31           0.27      $ (0.01)        (0.35)         (0.36)          --
   2001           23.60        0.06          (1.75)         (1.69)       (0.05)        (4.73)         (4.78)          --

                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                     -----------------------------------------------
               Net Asset             Net Assets      Net
   Period       Value,                 End of     Investment               Portfolio
   Ended        End of      Total      Period      Income/     Operating    Turnover
September 30    Period     Return+   (in 000's)     (Loss)      Expenses     Rate
------------   ---------   -------   ----------   ----------   ---------   ---------
CLASS AAA
   2005         $ 29.97     20.58%   $ 732,965      (0.03)%      1.44%         6%
   2004           25.88     21.34      620,334      (0.15)       1.42         10
   2003           21.48     27.84      540,397      (0.22)       1.45          4
   2002           17.04      1.39      428,416      (0.22)       1.45         10
   2001           17.13     (7.47)     372,865       0.30        1.45         17

----------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b)   Amount represents less than $0.005 per share.



--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------

THE GABELLI EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:


                                      INCOME
                            FROM INVESTMENT OPERATIONS                              DISTRIBUTIONS
               ----------------------------------------------------   ----------------------------------------
                                             Net
               Net Asset                 Realized and       Total                      Net
   Period        Value,       Net         Unrealized        from         Net        Realized
    Ended      Beginning   Investment   Gain/(Loss) on   Investment   Investment     Gain on         Total       Redemption
September 30   of Period   Income(a)      Investments    Operations     Income     Investments   Distributions     Fees(a)
------------   ---------   ----------   --------------   ----------   ----------   -----------   -------------   ----------
CLASS AAA
   2005         $  16.73    $  0.24        $  2.41        $  2.65      $ (0.24)      $ (0.42)       $ (0.66)      $ 0.00(b)
   2004            14.60       0.23           2.26           2.49        (0.27)        (0.09)         (0.36)          --
   2003            11.93       0.28           2.64           2.92        (0.25)           --          (0.25)          --
   2002            13.88       0.23          (1.79)         (1.56)       (0.23)        (0.16)         (0.39)          --
   2001            16.35       0.25          (0.28)         (0.03)       (0.36)        (2.08)         (2.44)          --

                                       RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                      -----------------------------------------------
               Net Asset              Net Assets
   Period        Value,                 End of        Net                   Portfolio
    Ended       End of      Total       Period     Investment   Operating   Turnover
September 30    Period     Return+    (in 000's)    Income       Expenses     Rate
------------   ---------   --------   ----------   ----------   ---------   ---------
CLASS AAA
   2005         $  18.72     16.09%    $ 580,081      1.33%        1.46%       11%
   2004            16.73     17.13       355,321      1.42         1.49        12
   2003            14.60     24.59       261,777      2.09         1.49        27
   2002            11.93    (11.58)      162,938      1.75         1.50        12
   2001            13.88     (0.43)      121,499      1.65         1.55        41

----------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b)   Amount represents less than $0.005 per share.



--------------------------------------------------------------------------------
                                                                              21

--------------------------------------------------------------------------------

THE GABELLI WOODLAND SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                   INCOME
                          FROM INVESTMENT OPERATIONS                   DISTRIBUTIONS
              -------------------------------------------------  --------------------------
                                          Net
              Net Asset      Net      Realized and      Total        Net
   Period       Value,   Investment    Unrealized       from      Realized
   Ended      Beginning   Income/    Gain/(Loss) on  Investment    Gain on        Total      Redemption
September 30  of Period  (Loss)(d)    Investments    Operations  Investments  Distributions    Fees(d)
------------  ---------  ----------  --------------  ----------  -----------  -------------  ----------
CLASS AAA
   2005        $12.79     $(0.11)        $2.69         $2.58       $(0.73)       $(0.73)      $0.00(e)
   2004         10.58      (0.14)         2.38          2.24        (0.03)        (0.03)         --
   2003(a)      10.00      (0.07)         0.65          0.58           --            --          --

                                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                  -----------------------------------------------------------------------
              Net Asset           Net Assets                    Expenses         Expenses
   Period      Value,               End of         Net           Net of           Before        Portfolio
   Ended       End of     Total     Period     Investment       Waivers/         Waivers/       Turnover
September 30   Period    Return+  (in 000's)  Income/(Loss)  Reimbursements  Reimbursements(c)    Rate
------------  ---------  -------  ----------  -------------  --------------  -----------------  ---------
CLASS AAA
   2005        $14.64     20.67%   $11,839      (0.78)%       2.01%(f)            2.99%            35%
   2004         12.79     21.22      3,388      (1.14)        2.00                5.94             45
   2003(a)      10.58      5.80      2,323      (0.97)(b)     2.00(b)            15.05(b)          39

----------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.

(a) From commencement of investment operations on December 31, 2002 through September 30, 2003.

(b)   Annualized.

(c) During the period, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(d) Per share amounts have been calculated using the average shares outstanding method.

(e)   Amount represents less than $0.005 per share.

(f) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal year ended September 30, 2005 would have been 2.00%.


--------------------------------------------------------------------------------
22

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc. which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries which provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.


o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.


WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders of the Funds and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              23

--------------------------------------------------------------------------------

                       GABELLI EQUITY SERIES FUNDS, INC.

                        THE GABELLI SMALL CAP GROWTH FUND
                         THE GABELLI EQUITY INCOME FUND
                   THE GABELLI WOODLAND SMALL CAP VALUE FUND
                                CLASS AAA SHARES

================================================================================

FOR MORE INFORMATION:

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

Each Fund's semi-annual and audited annual reports to shareholders contain additional information on the Funds' investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

 You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Funds by contacting:

                        Gabelli Equity Series Funds, Inc.

                              One Corporate Center

                               Rye, NY 10580-1422

                      Telephone: 800-GABELLI (800-422-3554)

                                 www.gabelli.com

--------------------------------------------------------------------------------


You can review and/or copy the Funds' prospectuses, reports, and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

      o     Free from the Funds' website at www.gabelli.com.


      o For a fee, by electronic request at publicinfo@sec.gov, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 202-942-8090.

      o Free from the EDGAR Database on the Commission's website at www.sec.gov.

(Investment Company Act File No. 811-06367)


--------------------------------------------------------------------------------

                        GABELLI EQUITY SERIES FUNDS, INC.
                        THE GABELLI SMALL CAP GROWTH FUND
                         THE GABELLI EQUITY INCOME FUND
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 (800-422-3554)
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 p.m.

                   -------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
                   -------------------------------------------

                               TABLE OF CONTENTS

IVESTMENT AND PERFORMANCE SUMMARY .........................................   2

INVESTMENT AND RISK INFORMATION ...........................................  13

MANAGEMENT OF THE FUNDS ...................................................  15

CLASSES OF SHARES .........................................................  16

PURCHASE OF SHARES ........................................................  21

REDEMPTION OF SHARES ......................................................  24

EXCHANGE OF SHARES ........................................................  25

PRICING OF FUND SHARES ....................................................  26

DIVIDENDS AND DISTRIBUTIONS ...............................................  27

TAX INFORMATION ...........................................................  28

MAILINGS TO SHAREHOLDERS ..................................................  28

FINANCIAL HIGHLIGHTS ......................................................  28

GABELLI EQUITY SERIES FUNDS, INC.

THE GABELLI SMALL CAP GROWTH FUND
THE GABELLI EQUITY INCOME FUND
THE GABELLI WOODLAND SMALL CAP VALUE FUND

CLASS A, B, C AND I SHARES

PROSPECTUS

JANUARY 30, 2006

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                       INVESTMENT AND PERFORMANCE SUMMARY


The Gabelli Small Cap Growth Fund (the "Small Cap Growth Fund"), The Gabelli Equity Income Fund (the "Equity Income Fund"), and The Gabelli Woodland Small Cap Value Fund (the "Woodland Small Cap Value Fund") (each a "Fund" and collectively, the "Funds") are series of Gabelli Equity Series Funds, Inc. (the "Corporation").


                              SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE:

The Fund seeks to provide a high level of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are considered to be small companies at the time the Fund makes its investment. The Fund invests primarily in the common stocks of companies which the Fund's investment adviser, Gabelli Funds, LLC (the "Adviser"), believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser currently characterizes small companies for this Fund as those with total market values of $1 billion or less at the time of investment.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is subject to the risk that small capitalization stocks may trade less frequently and may be subject to more abrupt or erratic movements in price than medium and large capitalization stocks. The Fund is also subject to the risk that the Adviser may be incorrect in its assessment of the value of the securities it holds, which may result in a decline in the value of Fund shares.

YOU MAY WANT TO INVEST IN THE FUND IF:

      o     you are a long-term investor

      o     you seek growth of capital

      o you believe that the market will favor small capitalization stocks over the long term

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o     you are seeking a high level of current income

      o     you are conservative in your investment approach

      o     you seek stability of principal more than growth of capital


--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------

                               EQUITY INCOME FUND

INVESTMENT OBJECTIVE:

The Fund seeks to provide a high level of total return on its assets with an emphasis on income.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities including securities convertible into common stock. In making stock selections, the Fund's Adviser looks for securities that have a better yield than the average of the Standard and Poor's Composite 500 Stock Price Index (the "S&P(R) 500 Stock Index"), as well as capital gains potential.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. Preferred stocks and debt securities convertible into or exchangeable for common or preferred stock also are subject to interest rate risk and/or credit risk. When interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is subject to the risk that its portfolio companies will reduce or eliminate the dividend rate on securities held by the Fund. The Fund is also subject to the risk that the Adviser may be incorrect in its assessment of the value of the securities it holds, which may result in the decline in the value of Fund shares.

YOU MAY WANT TO INVEST IN THE FUND IF:

      o     you are a long-term investor

      o     you are seeking income as well as growth of capital

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o     you are conservative in your investment approach

      o     you seek stability of principal more than growth of capital


--------------------------------------------------------------------------------
                                                                               3

--------------------------------------------------------------------------------

                          WOODLAND SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE:

The Fund seeks to provide a high level of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are considered to be small capitalization companies at the time the Fund makes the investment. The Fund invests primarily in the common stocks of companies which the Fund's portfolio manager believes are undervalued. The Fund's Adviser currently characterizes small capitalization companies for this Fund as those with a total market value of $1.5 billion or less at the time of investment. The Adviser looks for undervalued companies with shareholder oriented management teams that are employing strategies to grow the company's value.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is subject to the risk that small capitalization stocks may trade less frequently and may be subject to more abrupt or erratic movements in price than medium and large capitalization stocks. The Fund is also subject to the risk that the portfolio manager may be incorrect in its assessment of the value of the securities the Fund holds, which may result in a decline in the value of Fund shares. The Fund is "non-diversified" which means that the Fund's investments may be concentrated in fewer securities than a "diversified" mutual fund. As a result, an investment in the Fund may entail greater risk than an investment in a "diversified" mutual fund.

YOU MAY WANT TO INVEST IN THE FUND IF:

      o     you are a long-term investor

      o     you seek growth of capital

      o you believe that the market will favor small capitalization stocks over the long term

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o     you are seeking a high level of current income

      o     you are conservative in your investment approach

      o     you seek stability of principal more than growth of capital


--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------

PERFORMANCE:

The bar chart and table that follow provide an indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for the one year, five years, ten years, and the life of the Fund compare to those of a broad-based securities market index. The historical performance of Class AAA Shares, which are not offered in this prospectus, is used to calculate performance for Class A, Class B, and Class C Shares prior to their issuance. Class A, Class B, and Class C Shares all commenced on December 31, 2003. Class I Shares have not yet been offered to the public. All the classes of the Fund's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Average annual total returns for one year, five years, ten years, and the life of the Fund have been adjusted to reflect actual sales loads, but have not been adjusted to reflect differences in service and distribution fees. The performance for the Class B and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


           SMALL CAP GROWTH FUND (FOR THE PERIODS ENDED DECEMBER 31)*

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]


1996                    11.9%
1997                    36.5%
1998                     0.0%
1999                    14.2%
2000                    11.3%
2001                     4.7%
2002                    -5.3%
2003                    37.6%
2004                    21.7%
2005                     5.9%

----------
* The bar chart above shows total returns for Class AAA Shares for the periods ended 1996 through 2003 and Class A Shares for the periods ended 2004 and 2005. Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the periods shown in the bar chart, the highest return for a quarter was 18.27% (quarter ended June 30, 2003) and the lowest return for a quarter was (20.26)% (quarter ended September 30, 1998).



--------------------------------------------------------------------------------
                                                                               5

--------------------------------------------------------------------------------


              AVERAGE ANNUAL TOTAL RETURNS                    PAST         PAST        PAST
       (FOR THE PERIODS ENDED DECEMBER 31, 2005)            ONE YEAR    FIVE YEARS   TEN YEARS
--------------------------------------------------------   ----------   ----------   ---------
The Gabelli Small Cap Growth Fund Class A Shares**
   Return Before Taxes .................................     (0.19)%      10.61%       12.38%
   Return After Taxes on Distributions .................     (1.19)%      10.07%       10.83%
   Return After Taxes on Distributions and Sale of
      Fund Shares ......................................      1.24%        9.16%       10.35%
Class B Shares**
   Return Before Taxes .................................      0.11%       11.33%       12.88%
Class C Shares**
   Return Before Taxes .................................      4.11%       11.59%       12.88%
Russell 2000 Index*** ..................................      4.55%        8.22%        9.26%

<----------
* From October 22, 1991, the date that the Fund commenced investment operations.

** Class A Shares include the effect of the initial sales charge and Class B and Class C Shares include the effect of the contingent deferred sales charge.

*** The Russell 2000 Index is an unmanaged index consisting of a broad base of common stocks. The performance of the Index does not include expenses or fees.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the difference in expenses.


--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------

PERFORMANCE:

The bar chart and table that follow provide an indication of the risks of investing in the Equity Income Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for the one year, five years, ten years and the life of the Fund compare to those of a broad-based securities market index. The historical performance of Class AAA Shares, which are not offered in this prospectus, is used to calculate performance for Class A, Class B, and Class C Shares prior to their issuance on December 31, 2003. Class I Shares have not yet been offered to the public. All the classes of the Fund's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Average annual total returns for one year, five years, ten years, and the life of the Fund have been adjusted to reflect actual sales loads, but have not been adjusted to reflect differences in service and distribution fees. The performance for the Class B and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


             EQUITY INCOME FUND (FOR THE PERIODS ENDED DECEMBER 31)*

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]


1996                    17.9%
1997                    27.9%
1998                    12.6%
1999                     9.3%
2000                    11.3%
2001                    -0.9%
2002                    -7.7%
2003                    28.3%
2004                   13.00%
2005                     6.3%

----------
* The bar chart above shows total returns for Class AAA Shares for the periods ended 1996 through 2003 and Class A Shares for the periods ended 2004 and 2005. Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the periods shown in the bar chart, the highest return for a quarter was 15.67% (quarter ended June 30, 2003) and the lowest return for a quarter was (13.54)% (quarter ended September 30, 2002).



--------------------------------------------------------------------------------
                                                                               7

--------------------------------------------------------------------------------


             AVERAGE ANNUAL TOTAL RETURNS                 PAST        PAST        PAST
      (FOR THE PERIODS ENDED DECEMBER 31, 2005)         ONE YEAR   FIVE YEARS   TEN YEARS
-----------------------------------------------------   --------   ----------   ---------
The Gabelli Equity Income Fund Class A Shares**
   Return Before Taxes ..............................     0.13%       5.82%       10.62%
   Return After Taxes on Distributions ..............    (0.30)%      5.26%        9.02%
   Return After Taxes on Distributions
     and Sale of Fund Shares ........................     0.19%       4.82%        8.66%
Class B Shares**
   Return Before Taxes ..............................     0.49%       6.47%       11.11%
Class C Shares**
   Return Before Taxes ..............................     4.55%       6.81%       11.13%
S&P(R) 500 Composite Stock Price Index*** ...........     4.91%       0.54%        9.07%

----------
* From January 2, 1992, the date that the Fund commenced investment operations.

** Class A Shares include the effect of the initial sales charge and Class B and Class C Shares include the effect of the contingent deferred sales charge.

*** The S&P(R) 500 Composite Stock Price Index is a widely recognized, unmanaged index of common stock prices. The performance of the Index does not include expenses or fees.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the difference in expenses.


--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------

PERFORMANCE:

The bar chart and table that follow provide an indication of the risks of investing in the Woodland Small Cap Value Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year and the life of the Fund compare to that of a broad-based securities market index. All the classes of the Fund's shares are invested in the same portfolio of securities. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.

        WOODLAND SMALL CAP VALUE FUND (FOR THE PERIOD ENDED DECEMBER 31)*

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

2003                    20.7%
2004                    20.7%
2005                     6.4%

----------
* The bar chart above shows total returns for Class A Shares. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the period shown in the bar chart, the highest return for Class A Shares for a quarter was 14.13% (quarter ended December 31, 2003) and the lowest return for a quarter was (8.00)% (quarter ended March 31, 2003).

               AVERAGE ANNUAL TOTAL RETURNS                         PAST      SINCE DECEMBER 31,
           (FOR THE PERIOD ENDED DECEMBER 31, 2005)               ONE YEAR          2002*
--------------------------------------------------------------   ----------   ------------------
The Gabelli Woodland Small Cap Value Fund Class A Shares**
   Return Before Taxes .......................................      0.29%           13.42%
   Return After Taxes on Distributions . .....................     (0.99)%          12.65%
   Return After Taxes on Distributions
     and Sale of Fund Shares .................................      1.89%           11.60%
Class B Shares**
   Return Before Taxes .......................................      0.65%           15.01%
Class C Shares**
   Return Before Taxes .......................................      4.68%           14.93%
Russell 2000 Index*** ........................................      4.55%           20.93%

----------
* From December 31, 2002, the date that the Fund commenced investment operations.

** Class A Shares include effect of the initial sales charge and Class B and Class C Shares include the effect of the contingent deferred sales charge.

*** The Russell 2000 Index is an unmanaged index consisting of a broad-base of common stocks. The performance of the Index does not include expenses or fees.



--------------------------------------------------------------------------------
                                                                               9

--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the difference in expenses.

FEES AND EXPENSES OF THE FUNDS:

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.


                                                                   CLASS A      CLASS B      CLASS C     CLASS I
                                                                    SHARES       SHARES       SHARES      SHARES
                                                                   -------      -------      -------     -------
SHAREHOLDER FEES
   (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases
   (as a percentage of offering price) .........................      5.75%(1)     None         None        None
Maximum Deferred Sales Charge (Load)
   (as a percentage of redemption price(4)) ....................      1.00%(2)     5.00%(3)     1.00%(3)    None
REDEMPTION FEES (as a percentage of amount redeemed for shares
   held 7 days or less) payable  to the Fund: ..................      2.00%        2.00%        2.00%       2.00%


                                              SMALL CAP GROWTH FUND


                                                                   CLASS A      CLASS B      CLASS C     CLASS I
                                                                    SHARES       SHARES       SHARES      SHARES
                                                                   -------      -------      -------     -------
ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets):
Management Fees ................................................     1.00%        1.00%        1.00%       1.00%
Distribution and Service (Rule 12b-1) Expenses(5) ..............     0.25%        1.00%        1.00%       None
Other Expenses .................................................     0.23%        0.20%        0.23%       0.19%
                                                                     ----         ----         ----        ----
Total Annual Operating Expenses ................................     1.48%        2.20%        2.23%       1.19%
                                                                     ====         ====         ====        ====


                                               EQUITY INCOME FUND


                                                                   CLASS A      CLASS B      CLASS C     CLASS I
                                                                    SHARES       SHARES       SHARES      SHARES
                                                                   -------      -------      -------     -------
ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets):
Management Fees ................................................     1.00%        1.00%        1.00%       1.00%
Distribution and Service (Rule 12b-1) Expenses(5) ..............     0.25%        1.00%        1.00%       None
Other Expenses .................................................     0.25%        0.22%        0.24%       0.21%
                                                                     ----         ----         ----        ----
Total Annual Operating Expenses ................................     1.50%        2.22%        2.24%       1.21%
                                                                     ====         ====         ====        ====



--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------


                                          WOODLAND SMALL CAP VALUE FUND

                                                                   CLASS A      CLASS B      CLASS C     CLASS I
                                                                    SHARES       SHARES       SHARES      SHARES
                                                                   -------      -------      -------     -------
ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets):
Management Fees ................................................     1.00%        1.00%        1.00%       1.00%
Distribution and Service (Rule 12b-1) Expenses(5) ..............     0.25%        1.00%        1.00%       None
Other Expenses .................................................     1.92%        1.87%        1.87%       1.74%
                                                                    -----        -----        -----      ------
Total Annual Fund Operating Expenses(6) ........................     3.17%        3.87%        3.87%       2.74%
                                                                    -----        -----        -----       -----
Fee Waiver and Expense Reimbursement(6) ........................    (1.17)%      (1.12)%      (1.12)%     (0.99)%
                                                                    -----        -----        -----       -----
Net Annual Operating Expenses(6) ...............................     2.00%        2.75%        2.75%       1.75%
                                                                    =====        =====        =====       =====

----------
(1)   The sales charge declines as the amount invested increases.

(2) If no sales charge was paid at the time of purchase as part of an investment that is greater than $2,000,000, shares redeemed within twenty-four months of such purchase may be subject to a deferred sales charge of 1.00%.

(3) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within seventy-two months after purchase. The sales charge declines the longer the investment remains in the Fund. A maximum sales charge of 1.00% applies to redemptions of Class C Shares within twelve months after purchase.

(4) "Redemption price" equals the net asset value per share at the time of investment or redemption, whichever is lower for Class A, Class B, and Class C Shares. Class I Shares have not yet been offered to the public and therefore Total Annual Operating Expenses for Class I Shares are based on estimated amounts.

(5) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

(6) The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at 2.00%, 2.75%, 2.75%, and 1.75% on an annualized basis for Class A, Class B, Class C, and Class I Shares, respectively. This arrangement will continue until at least through September 30, 2006. In addition, the Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed 2.00%, 2.75%, 2.75%, and 1.75% on an annualized basis for Class A, Class B, Class C, and Class I Shares, respectively.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Funds for the time periods shown, (2) you redeem your shares at the end of those periods, except as noted, (3) your investment has a 5% return each year and (4) the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                          SMALL CAP GROWTH FUND

                                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                   -------   -------   -------   --------
Class A Shares
- assuming redemption ..........................................   $   717   $ 1,016   $ 1,336   $  2,242
- assuming no redemption .......................................   $   717   $ 1,016   $ 1,336   $  2,242

Class B Shares
- assuming redemption ..........................................   $   723   $   988   $ 1,380   $  2,352
- assuming no redemption .......................................   $   223   $   688   $ 1,180   $  2,352

Class C Shares
- assuming redemption ..........................................   $   326   $   697   $ 1,195   $  2,565
- assuming no redemption .......................................   $   226   $   697   $ 1,195   $  2,565

Class I Shares
- assuming redemption ..........................................   $   121   $   378   $   654   $  1,443
- assuming no redemption .......................................   $   121   $   378   $   654   $  1,443



--------------------------------------------------------------------------------
                                                                              11

--------------------------------------------------------------------------------


                                            EQUITY INCOME FUND

                                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                   -------   -------   -------   --------
Class A Shares
- assuming redemption ..........................................   $   719   $ 1,022   $ 1,346   $  2,263
- assuming no redemption .......................................   $   719   $ 1,022   $ 1,346   $  2,263

Class B Shares
- assuming redemption ..........................................   $   725   $   994   $ 1,390   $  2,373
- assuming no redemption .......................................   $   225   $   694   $ 1,190   $  2,373

Class C Shares
- assuming redemption ..........................................   $   327   $   700   $ 1,200   $  2,575
- assuming no redemption .......................................   $   227   $   700   $ 1,200   $  2,575

Class I Shares
- assuming redemption ..........................................   $   123   $   384   $   665   $  1,466
- assuming no redemption .......................................   $   123   $   384   $   665   $  1,466

                                      WOODLAND SMALL CAP VALUE FUND

                                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                   -------   -------   -------   --------
Class A Shares
- assuming redemption ..........................................   $   766   $ 1,393   $ 2,043   $  3,775
- assuming no redemption .......................................   $   766   $ 1,393   $ 2,043   $  3,775

Class B Shares
- assuming redemption ..........................................   $   778   $ 1,378   $ 2,097   $  3,874
- assuming no redemption .......................................   $   278   $ 1,078   $ 1,897   $  3,874

Class C Shares
- assuming redemption ..........................................   $   378   $ 1,078   $ 1,897   $  4,026
- assuming no redemption .......................................   $   278   $ 1,078   $ 1,897   $  4,026

Class I Shares
- assuming redemption ..........................................   $   178   $   757   $ 1,362   $  2,998
- assuming no redemption .......................................   $   178   $   757   $ 1,362   $  2,998



--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------

                         INVESTMENT AND RISK INFORMATION

The investment policy of each of the Small Cap Growth Fund, the Equity Income Fund, and the Woodland Small Cap Value Fund relating to the type of securities in which 80% of each Fund's net assets must be invested may be changed by the Board of Directors without shareholder approval. Shareholders will, however, receive at least 60 days' prior notice of any change in this policy.


SMALL CAP GROWTH FUND/WOODLAND SMALL CAP VALUE FUND

In selecting investments for the Small Cap Growth Fund and Woodland Small Cap Value Fund, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets and rising free cash flow and earnings. The Adviser's goal is to invest long term in the stocks of companies trading at reasonable valuations relative to perceived economic worth.

Frequently, smaller companies exhibit one or more of the following traits:

      o     New products or technologies

      o     New distribution methods

      o Rapid changes in industry conditions due to regulatory or other developments

      o Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.

In addition, because smaller companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained.

EQUITY INCOME FUND

In selecting investments for the Equity Income Fund, the Adviser focuses on issuers that:

      o     have strong free cash flow and pay regular dividends

      o     have potential for long-term earnings per share growth

      o may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division or the development of a profitable new business

      o     are well-managed

      o will benefit from sustainable long-term economic dynamics, such as globalization of an issuer's industry or an issuer's increased focus on productivity or enhancement of services.


The Adviser also believes preferred stock and convertible securities of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Equity Income Fund's assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company's performance has been poor enough, its preferred stock and convertible debt securities will trade more like common stock than like a fixed income security and may result in above average appreciation if performance improves. Even if the credit quality of the company is not in question, the market price of the convertible security will reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers.



--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------

The Funds may also use the following investment technique:

      o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, the Funds may temporarily invest all or a portion of their assets in defensive investments. Such investments include fixed income securities or high quality money market instruments. When following a defensive strategy, the Funds will be less likely to achieve their investment goals.

Investing in the Funds involve the following risks:

      o EQUITY RISK. The principal risk of investing in the Funds is equity risk. Equity risk is the risk that the prices of the securities held by the Funds will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.


      o VALUE INVESTING RISK. Each Fund invests in "value" stocks. The portfolio manager may be wrong in the assessment of a company's value and the stocks each Fund holds may not reach what the portfolio manager believes are their full values. From time to time "value" investing falls out of favor with investors. During those periods, each Fund's relative performance may suffer.


      o     FUND AND MANAGEMENT RISK.


            o SMALL CAP GROWTH FUND AND WOODLAND SMALL CAP VALUE FUND ONLY -- The Funds invest in stocks issued by smaller companies. Each Fund's price may decline if the market favors large or mid-size capitalization company stocks over stocks of small companies. If the portfolio manager's assessment of the value of the securities each Fund holds is incorrect, or the events expected to increase value do not occur, then the value of each Fund's shares may decline.


            o EQUITY INCOME FUND ONLY -- The Fund invests in stocks issued by companies believed by the portfolio manager to be under valued and that have the potential to achieve significant capital appreciation. If the portfolio manager is incorrect in its assessment of the values of the securities it holds, or no event occurs which surfaces value, then the value of the Fund's shares may decline.

      o SMALL CAPITALIZATION COMPANY RISK. SMALL CAP GROWTH FUND AND WOODLAND SMALL CAP VALUE FUND ONLY -- Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for our portfolio managers to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller capitalization companies underperform.

      o INTEREST RATE RISK AND CREDIT RISK. EQUITY INCOME FUND ONLY -- Investments in preferred stock and securities convertible into or exchangeable for common or preferred stock involve interest rate risk and credit risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.


--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------

      o LOW CREDIT QUALITY RISK. EQUITY INCOME FUND ONLY -- Lower rated convertible securities are subject to greater credit risk, greater price volatility and a greater risk of loss than investment grade securities. There may be less of a market for lower rated convertible securities, which could make it harder to sell them at an acceptable price.


      o NON-DIVERSIFICATION RISK. WOODLAND SMALL CAP VALUE FUND ONLY -- The Fund is classified as a "non-diversified" investment company. Because the Fund, as a non-diversified investment company, may invest in the securities of individual issuers to a greater extent than a "diversified" mutual fund, an investment in the Fund may present greater risk to an investor than an investment in a diversified mutual fund because the investment risk may be concentrated in fewer securities.


PORTFOLIO HOLDINGS. A description of each Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the Funds' Statement of Additional Information.

                             MANAGEMENT OF THE FUNDS


THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds' investment program under the supervision of the Funds' Board of Directors. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to GGCP, Inc., a New York corporation originally organized in 1980. The Adviser is a wholly owned subsidiary of GAMCO Investors, Inc. ("GBL"), a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Adviser, for the fiscal year ended September 30, 2005, each of the Small Cap Growth, Woodland Small Cap Value, and Equity Income Funds is contractually obligated to pay the Adviser a fee equal to 1.00% of the value of its average daily net assets. For the fiscal year ended September 30, 2005, the Adviser waived its fees and reimbursed expenses of the Woodland Small Cap Value Fund.

With respect to the Woodland Small Cap Value Fund the Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 2.00% for Class A Shares, 2.75% for Class B Shares and Class C Shares, and 1.75% for Class I Shares of each classes' average daily net assets, respectively, of the Woodland Small Cap Value Fund. The fee waiver and expense reimbursement arrangement will continue until at least through September 30, 2006. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent that after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 2.00% for Class A Shares, 2.75% for Class B Shares and Class C Shares, and 1.75% for Class I Shares of the Woodland Small Cap Value Fund.


Each Fund's semi-annual report to shareholders for the period ending March 31, 2005 contained a discussion of the basis of the Board of Directors' determination regarding whether to continue the investment advisory arrangements as described above.

THE PORTFOLIO MANAGERS. Mr. Mario J. Gabelli, CFA, is primarily responsible for the day-to-day management of the Small Cap Growth Fund and Equity Income Fund. Mr. Gabelli has been Chairman, Chief Executive Officer and Chief Investment Officer -- Value Portfolios of the Adviser and its predecessor


--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------

since inception, as well as its parent company, GBL. Mr. Gabelli also acts as Chief Executive Officer and Chief Investment Officer -- Value Portfolios of GAMCO Asset Management Inc., a wholly owned subsidiary of GBL, and is an officer or director of various other companies affiliated with GBL. The Adviser relies to a considerable extent on the expertise of Mr. Gabelli, who may be difficult to replace in the event of his death, disability or resignation.

Elizabeth M. Lilly, CFA, is primarily responsible for the day-to-day management of the Woodland Small Cap Value Fund. In November 2002, Ms. Lilly joined GAMCO Investors, Inc. as Senior Vice President and Portfolio Manager of Gabelli Funds, LLC and GAMCO Asset Management Inc. Prior to November 2002, Ms. Lilly was a Managing Partner of Woodland Partners LLC since 1996.


The Funds' Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by them and their ownership of securities in the Funds they manage.


                                CLASSES OF SHARES


Four classes of the Fund's shares are offered in this prospectus -- Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares of each Fund are described in a separate prospectus. Class I Shares may be purchased only by institutions that make an initial investment of at least $500,000 if the investor purchases the shares directly through Gabelli & Company, Inc. the Fund's Distributor (the "Distributor") or brokers that have entered into selling agreements with the Distributor specifically with respect to Class I Shares. Class B Shares are not currently available for new purchases, other than exchanges from Class B Shares of other Gabelli funds. The table below summarizes the differences among the classes of shares.


      o A "front-end sales load," or sales charge, is a one-time fee charged at the time of purchase of shares.

      o A "contingent deferred sales charge" ("CDSC") is a one-time fee charged at the time of redemption.

      o A "Rule 12b-1 fee" is a recurring annual fee for distributing shares and servicing shareholder accounts based on the Fund's average daily net assets attributable to the particular class of shares.


-----------------------------------------------------------------------------------------------------------------------------
                                CLASS A SHARES           CLASS B SHARES         CLASS C SHARES          CLASS I SHARES
-----------------------------------------------------------------------------------------------------------------------------
Front-End Sales Load?       Yes. The percentage      No.                     No.                   No.
                            declines as the amount
                            invested increases.
-----------------------------------------------------------------------------------------------------------------------------
Contingent Deferred Sales   No, except for shares    Yes, for shares         Yes, for shares       No.
Charge?                     redeemed within          redeemed within         redeemed within
                            twenty-four months       seventy-two months      twelve months after
                            after purchase as part   after purchase.         purchase.
                            of an investment         Declines over time.
                            greater than $2
                            million if no
                            front-end sales charge
                            was paid at the time
                            of purchase.
-----------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fee              0.25%                    1.00%                   1.00%                 None.
-----------------------------------------------------------------------------------------------------------------------------
Convertible to              No.                      Yes. Automatically      No.                   No.
Another Class?                                       converts to Class A
                                                     Shares approximately
                                                     ninety-six months
                                                     after purchase.
-----------------------------------------------------------------------------------------------------------------------------
Fund Expense Levels         Lower annual expenses    Higher annual           Higher annual         Lower annual expenses than
                            than Class B or          expenses than Class A   expenses than Class   Class A, Class B, or Class
                            Class C Shares. Higher   Shares and Class I      A Shares and Class    C Shares.
                            annual expenses          Shares.                 I Shares.
                            than Class I Shares.
-----------------------------------------------------------------------------------------------------------------------------



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16

--------------------------------------------------------------------------------

REDEMPTION FEES

In selecting a class of shares in which to invest, you should consider

      o     the length of time you plan to hold the shares.


      o the amount of sales charge and Rule 12b-1 fees, recognizing that your share of 12b-1 fees as a percentage of your investment increases if the Fund's assets increase in value and decreases if the Fund's assets decrease in value;

      o whether you qualify for a reduction or waiver of the Class A sales charge;

      o that Class B Shares convert to Class A Shares approximately ninety-six months after purchase; and


      o whether you qualify to purchase Class I Shares (direct institutional purchases of $500,000 or more).


The following sections include important information about sales charges and sales charge reductions and waivers available to investors in Class A Shares and describes information or records you may need to provide to the Funds or your broker in order to be eligible for sales charge reductions and waivers. Information about sales charges and reductions and waivers to the various classes of each Fund's shares is also available free of charge and in a clear and prominent format on our website at www.gabelli.com (click on "Mutual Funds - Sales Load and Breakpoint Info").


-------------------------------------------------------------------------------------------------------------------------------
                          IF YOU...                                                 THEN YOU SHOULD CONSIDER...
-------------------------------------------------------------------------------------------------------------------------------
o  qualify for a reduced or waived front-end sales load            purchasing Class A Shares instead of Class B Shares or
                                                                   Class C Shares
-------------------------------------------------------------------------------------------------------------------------------
o  do not  qualify  for a reduced or waived  front-end  sales      purchasing Class C Shares instead of either Class A Shares
   load and intend to hold your shares for only a few years        or Class B Shares
-------------------------------------------------------------------------------------------------------------------------------
o  do not  qualify  for a reduced or waived  front-end  sales      purchasing Class B Shares instead of either Class A Shares
   load and intend to hold your shares for several years           or Class C Shares
-------------------------------------------------------------------------------------------------------------------------------
o  do not  qualify  for a reduced or waived  front-end  sales      purchasing Class A Shares
   load and intend to hold your shares indefinitely
-------------------------------------------------------------------------------------------------------------------------------
o  are an institution  and wish to purchase at least $500,000      purchasing Class I Shares
   worth of Shares
-------------------------------------------------------------------------------------------------------------------------------


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                                                                              17

--------------------------------------------------------------------------------

SALES CHARGE -- CLASS A SHARES. The sales charge is imposed on Class A Shares at the time of purchase in accordance with the following schedule:

                                                          SALES CHARGE        SALES CHARGE        REALLOWANCE
                                                           AS % OF THE           AS % OF               TO
AMOUNT OF INVESTMENT                                     OFFERING PRICE*     AMOUNT INVESTED     BROKER-DEALERS
--------------------                                     ---------------     ---------------     --------------
Under $50,000 ....................................           5.75%                6.10%               5.00%
$50,000 but under $100,000 .......................           4.50%                4.71%               3.75%
$100,000 but under $250,000 ......................           3.50%                3.63%               2.75%
$250,000 but under $500,000 ......................           2.50%                2.56%               2.00%
$500,000 but under $1 million ....................           2.00%                2.04%               1.75%
$1 million but under $2 million ..................           1.00%                1.01%               1.00%
$2 million but under $3 million ..................           0.00%**              0.00%               1.00%
$3 million or more ...............................           0.00%**              0.00%               0.50%

----------
*     Includes front-end sales load.

**    Subject to a 1.00% CDSC for two years after purchase.

No sales charge is imposed on reinvestment of distributions selected in advance of the distribution.

BREAKPOINTS OR VOLUME DISCOUNTS

The Funds offer you the benefit of discounts on the sales charges that apply to purchases of Class A Shares in certain circumstances. These discounts, which are also known as breakpoints, can reduce or, in some instances, eliminate the initial sales charges that would otherwise apply to your Class A investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints.


Breakpoints or Volume Discounts allow larger investments in Class A Shares to be charged lower sales charges. If you invest $50,000 or more in Class A Shares of the Funds, then you are eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $2,000,000 or more, although a 1%, 24-month CDSC may apply.


      VOLUME DISCOUNTS/RIGHTS OF ACCUMULATION In order to determine whether you qualify for a Volume Discount under the sales charge schedule above, you may combine your new investment and your existing investments in Class A Shares with those of your immediate family (spouse and children under age
      21), your and their IRAs and other employee benefit plans and trusts and other fiduciary accounts for your and their benefit. You may also include Class A Shares of any other open-end investment company managed by the Adviser or its affiliates that are held in any of the forgoing accounts. The Funds use the current net asset value of these holdings when combining them with your new and existing investments.


      LETTER OF INTENT If you initially invest at least $1,000 in Class A Shares of a Fund and submit a Letter of Intent (the "Letter") to your broker or the Distributor, you may make purchases of Class A Shares of that Fund during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. If you fail to invest the total amount stated in the Letter, the Funds will retroactively collect the sales charge otherwise applicable by redeeming shares in your account at their then current net asset value per share. For more information on the Letter, call your broker.



--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------

      REQUIRED SHAREHOLDER INFORMATION AND RECORDS

      In order for you to take advantage of sales charge reductions, you or your broker must notify the Funds that you qualify for a reduction. Without notification, the Funds are unable to ensure that the reduction is applied to your account. You may have to provide information or records to your broker or the Funds to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of the Funds or shares of any other open-end investment company managed by the Adviser or its affiliates held in:

            o     all of your accounts at the Funds or a broker;


            o     any account of yours at another broker; and


            o accounts of related parties of yours, such as members of the same family, at any broker.

      You should therefore keep copies of these types of records.

INVESTORS ELIGIBLE FOR SALES CHARGE WAIVERS Class A Shares of the Funds may be offered without a sales charge to: (1) any other investment company in connection with the combination of such company with the Funds by merger, acquisition of assets or otherwise; (2) shareholders who have redeemed shares in the Funds and who wish to reinvest in the Funds, provided the reinvestment is made within 45 days of the redemption; (3) tax-exempt organizations enumerated in Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code") and private, charitable foundations that in each case make lump-sum purchases of $100,000 or more; (4) qualified employee benefit plans established pursuant to Section 457 of the Code that have established omnibus accounts with the Fund or an intermediary; (5) qualified employee benefit plans having more than one hundred eligible employees and a minimum of $1 million in plan assets invested in the Funds; (6) any unit investment trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), which have shares of the Funds as a principal investment; (7) financial institutions purchasing Class A Shares of the Funds for clients participating in a fee based asset allocation program or wrap fee program which has been approved by the Funds' Distributor; and (8) registered investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent.

Investors who qualify under any of the categories described above should contact their brokerage firm. Some of these investors may also qualify to invest in Class I Shares.


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                                                                              19

--------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES.

You will pay a CDSC when you redeem:


      o Class A Shares within approximately twenty-four months of buying them as part of an investment greater than $2 million if no front-end sales charge was paid at the time of purchase;

      o Class B Shares within approximately seventy-two months of buying them; and

      o     Class C Shares within approximately twelve months of buying them.

The CDSC payable upon redemption of Class A Shares and Class C Shares in the circumstances described above is 1.00%. The CDSC schedule for Class B Shares is set forth below. The CDSC is based on the net asset value per share at the time of your investment or the net asset value per share at the time of redemption, whichever is lower.


                                                             CLASS B SHARES
              YEARS SINCE PURCHASE                                CDSC
              --------------------                           --------------
              First                                               5.00%
              Second                                              4.00%
              Third                                               3.00%
              Fourth                                              3.00%
              Fifth                                               2.00%
              Sixth                                               1.00%
              Seventh and thereafter                              0.00%

The Distributor pays sales commissions of up to 4.00% of the purchase price of Class B Shares of the Funds to brokers at the time of sale that initiate and are responsible for purchases of such Class B Shares of the Funds.

The Distributor pays sales commissions of up to 1.00% of the purchase price of Class C Shares of the Funds to brokers at the time of sale that initiate and are responsible for purchase of such Class C Shares of the Fund.

You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are first redeeming shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an exchange of shares of another fund from the date you acquired the original shares of the other fund. The time you hold shares in a Gabelli money market fund, however, will not count for purposes of calculating the applicable CDSC.

We will waive the CDSC payable upon redemptions of shares for:


      o redemptions and distributions from retirement plans made after the death or disability of a shareholder;

      o minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;

      o     involuntary redemptions made by the Fund;

      o a distribution from a tax-deferred retirement plan after your retirement; and


      o returns of excess contributions to retirement plans following the shareholder's death or disability


--------------------------------------------------------------------------------
20

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CONVERSION FEATURE -- CLASS B SHARES:

      o Class B Shares automatically convert to Class A Shares of the Funds on the first business day of the ninety-seventh month following the month in which you acquired such shares.

      o After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A Shares, which will increase your investment return compared to the Class B Shares.

      o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

      o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

      o If you exchange Class B Shares of one fund for Class B Shares of another fund, your holding period for calculating the CDSC will be from the time of your original purchase of Class B Shares. If you exchange shares into a Gabelli money market fund, however, your holding period will be suspended.

The Funds' Board of Directors may suspend the automatic conversion of Class B Shares to Class A Shares for legal reasons or due to the exercise of its fiduciary duty. If the Board determines that such suspension is likely to continue for a substantial period of time, it will create another class of shares into which Class B Shares are convertible.


RULE 12b-1 PLAN. The Funds have adopted a plan under Rule 12b-1 (the "Plan") for Class A, Class B, and Class C Shares. Under the Plans, the Funds may use their assets to finance activities relating to the sale of their shares and the provision of certain shareholder services.

For the Class A, Class B, and Class C Shares covered by this Prospectus, the Rule 12b-1 fees vary by class as follows:


                                      CLASS A   CLASS B   CLASS C
                                      -------   -------   -------
Service Fees .................         0.25%     0.25%     0.25%
Distribution Fees ............         None      0.75%     0.75%


These are annual rates based on the value of each of these Classes' average daily net assets. Because the Rule 12b-1 fees are higher for Class B and Class C Shares than for Class A Shares, Class B, and Class C Shares will have higher annual expenses. Because Rule 12b-1 fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Generally, if you sell or exchange your shares in seven (7) days or less after the purchase date, you will be charged a redemption fee of 2.00% of the total redemption amount which is payable to the Fund. See "Redemption of Shares" herein.

                               PURCHASE OF SHARES

You can purchase the Funds' shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Funds' Distributor.


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                                                                              21

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The broker-dealer or other financial intermediary will transmit a purchase order and payment to State  Street  Bank and Trust  Company  ("State  Street") on your
behalf.   Broker-dealers  or  other  financial   intermediaries   may  send  you
confirmations of your transactions and periodic account statements showing your investments in the Funds.

      o BY MAIL OR IN PERSON. Your broker-dealer or financial consultant can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the following address with a note stating your exact name and account number, the name of the Fund(s) and class of shares you wish to purchase.

            BY MAIL                              BY PERSONAL DELIVERY
            -------                              --------------------
            THE GABELLI FUNDS                    THE GABELLI FUNDS
            P.O. BOX 8308                        C/O BFDS
            BOSTON, MA 02266-8308                66 BROOKS DRIVE
                                                 BRAINTREE, MA 02184

      o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund(s) at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                         RE: THE GABELLI _________ FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                     225 FRANKLIN STREET, BOSTON, MA 02110

      If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street will not charge you for receiving wire transfers.


SHARE PRICE. The Funds sell their shares at the net asset value per share next determined after the Funds receive your completed subscription order form and your payment, subject to an up-front sales charge in the case of Class A Shares. See "Pricing of Fund Shares" for a description of the calculation of the net asset value per share as described under "Classes of Shares-Class A Shares."

MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000 for Class A, B, and C Shares. See "Retirement Plans/Education Savings Plans" and " Automatic Investment Plan" under "Additional Purchase Information for Class A, B, and C Shares" below regarding minimum investment amounts applicable to such plans.


Your minimum initial investment for Class I Shares must be at least $500,000. The minimum initial investment for Class I Shares is waived for employee benefit plans with assets of at least $50 million.


There is no minimum for subsequent investments for Class A, Class B, Class C, or
Class  I  Shares.   Broker-dealers   may  have  different   minimum   investment
requirements.

GENERAL. State Street will not issue share certificates unless you request them. Each Fund reserves the right to (i) reject any purchase order if, in the opinion of the Funds' management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time, and (iii) waive the Fund's minimum purchase requirements.



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22

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CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Corporation, on behalf of the Funds, to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an
individual),   social  security  or  taxpayer  identification  number  or  other identifying information, for each investor who opens or reopens an account with the Funds. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder's identity.


THIRD PARTY ARRANGEMENTS. In addition to, or in lieu of, amounts paid to brokers, dealers, or financial intermediaries as a re-allowance of a portion of the sales commission, the Distributor or an affiliate may, from time to time, at its expense out of its own financial resources (a source of which may be payments under the Funds' distribution plans), make cash payments to some but not all brokers, dealers, or financial intermediaries for shareholder services, as an incentive to sell shares of the Funds, and/or to promote retention of their customers' assets in the Funds. These payments, sometimes referred to as "revenue sharing", do not change the price paid by investors to purchase the Funds' shares or the amount the Funds' receive as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers, and other financial intermediaries that provide services to the Funds or to shareholders in the Funds, including (without limitation) shareholder servicing, transaction processing, sub-accounting services, marketing support, and/or access to sales meetings, sales representatives, and management representatives of the broker, dealer, or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers, and other financial intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer or other financial intermediary provides shareholder services to Fund shareholders. These payments may take a variety of forms, including (without limitation) compensation for sales, "trail" fees for shareholder servicing and maintenance of shareholder accounts, and finder's fees that vary depending on the Fund or share class and the dollar amount of shares sold. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar amount.

The Distributor or an affiliate may also provide non-cash compensation to broker/dealer firms or other financial intermediaries, in accordance with applicable rules of the National Association of Securities Dealers, Inc. ("NASD"), such as the reimbursement of travel, lodging, and meal expenses incurred in connection with attendance at educational and due diligence meetings or seminars by qualifying registered representatives of those firms and, in certain cases, their families; meeting fees; certain entertainment; reimbursement for advertising or other promotional expenses; or other permitted expenses as determined in accordance with applicable NASD rules. In certain cases these other payments could be significant.


The Distributor or the applicable affiliate negotiates the level of payments described above to any particular broker dealer or intermediary with each firm. Currently, such payments range from .10% to .40% per year of the average daily net assets of the applicable Fund attributable to the particular firm depending on the nature and level of services and other factors.


ADDITIONAL PURCHASE INFORMATION FOR CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Funds make available IRA, "Roth" IRA, and "Coverdell" Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Funds through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Funds do not currently act as sponsor to such plans. Fund



--------------------------------------------------------------------------------
                                                                              23

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shares may also be a suitable investment for other types of qualified pension or
profit-sharing   plans  which  are  employer   sponsored,   including   deferred
compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.

AUTOMATIC INVESTMENT PLAN. The Funds offer an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Funds by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must have acompleted, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. However, you may split the $100 minimum between two funds. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

                              REDEMPTION OF SHARES

You can redeem shares of the Funds on any Business Day. The Funds may temporarily stop redeeming their shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their shares or accurately determine the value of their assets, or if the Securities and Exchange Commission orders the Funds to suspend redemptions.


The Funds redeem their shares based on the net asset value next determined after the Funds receive your redemption request in proper form, subject in some cases to a CDSC, as described under "Classes of Shares - Contingent Deferred Sales Charges". See "Pricing of Fund Shares" for a description of the calculation of net asset value per share.


You may redeem shares through a broker-dealer or other financial intermediary that has entered into a selling agreement with the Distributor. The broker-dealer or financial intermediary will transmit a redemption order to State Street on your behalf. The redemption request will be effected at the net asset value next determined (less any applicable CDSC) after the Fund receives the request in proper form. If you hold share certificates, you must present the certificates endorsed for transfer.

The Funds are intended for long-term investors and not for those who wish to trade frequently in Fund shares. The Funds believe that excessive short-term trading of Fund shares, such as by traders seeking short-term profits from market momentum, time zone arbitrage and other timing strategies, creates risks for the Funds and their long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs and potential dilution in the value of shares.


In order to discourage frequent short-term trading in Fund shares, each Fund has adopted policies and procedures which impose a 2.00% redemption fee (short-term trading fee) on Class AAA, Class A, Class B, and Class C Shares that are redeemed or exchanged within 7 days or less after the date of a purchase. This fee is calculated based on the shares' aggregate net asset value on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge, is retained by the Funds, and does not benefit the Funds' Adviser or any other third party. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to each Fund's exchange privilege. The redemption fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Fund, (iii) shares were purchased through programs that collect the redemption fee at the program level and remit them to the



--------------------------------------------------------------------------------
24

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Fund, (iv) shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading polices in place or as to which the Adviser has received assurances that look through redemption fee procedures or effective anti-short-term trading policies and procedures are in place, or (v) the shares were purchased through certain qualified and non-qualified retirement plans if recordkeepers for retirement plan participants who cannot implement redemption fees because of systems limitations, and such recordkeepers have provided verification to that effect. Such recordkeepers may be permitted to delay, temporarily, the implementation of redemption fees. These programs include programs utilizing omnibus accounts. Each Fund seeks to apply these policies uniformly.


Any shareholder purchasing shares of the Funds through an intermediary should check with the intermediary or the Funds to determine whether the shares will be subject to the redemption fee.

Each Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund's view, is likely to engage in excessive trading or if such purchase is not in the best interest of the Fund and to limit, delay or impose other conditions on exchanges or purchases. The Funds have adopted a policy of seeking to minimize short-term trading in its shares and monitors purchase and redemption activities to assist in minimizing short term trading.


In the event that you wish to redeem shares and you are unable to contact your broker-dealer or other financial intermediary, you may redeem shares by mail. You may mail a letter requesting redemption of shares to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund(s) and the share class, the dollar amount or number of shares you are redeeming, and your account number. You must sign the letter in exactly the same way the account is registered. If there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers, and savings associations. A notary public cannot provide a signature guarantee.


INVOLUNTARY REDEMPTION. The Funds may redeem all shares in your account (other than an IRA) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Funds initiate such action and allowed 30 days to increase the value of your account to at least $1,000.


REDEMPTION PROCEEDS. A redemption request received by a Fund will be effected at the net asset value next determined after a Fund receives the request. If you request redemption proceeds by check, the Funds will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund(s) shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 10 days following purchase. While the Funds will delay the processing of the redemption until the check clears, your shares will be valued at the next determined net asset value per share after receipt of your redemption request.


The Funds may pay your redemption proceeds wholly or partially in portfolio securities. Payment would be made in portfolio securities only in the rare instance that the Corporation's Board of Directors believes that it would be in each Fund's best interest not to pay the redemption proceeds in cash.

                               EXCHANGE OF SHARES

You can exchange shares of the Fund(s) you hold for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the



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                                                                              25

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funds whose shares you may acquire through an exchange call your broker. Class B and Class C Shares will continue to age from the date of the original purchase of such shares and will assume the CDSC rate such shares had at the time of exchange. You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates, without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market funds or the Fund(s) (after re-exchange into the Fund(s)), such shares will be subject to the CDSC calculated by excluding the time such shares were held in a money market fund. Each Fund or any of the other funds may impose limitations on, or terminate, the exchange privilege with respect to such fund or any investor at any time.

In effecting an exchange:

            o you must meet the minimum investment requirements for the fund whose shares you purchase through exchange.

            o if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange.

            o if you are exchanging from a fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange.

            o     you may realize a taxable gain or loss.

            o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554) or visit our website at www.gabelli.com to obtain the prospectus.

            o you should be aware that brokers may charge a fee for handling an exchange for you.


You may exchange shares by telephone, by mail, over the Internet, or through a registered broker-dealer or other financial intermediary.


      o     EXCHANGE  BY  TELEPHONE.  You  may  give  exchange  instructions  by
            telephone  by  calling  800-GABELLI  (800-422-3554).   You  may  not
            exchange shares by telephone if you hold share certificates.

      o     EXCHANGE BY MAIL.  You may send a written  request for exchanges to:
            THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

      o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. The Funds may impose limitations from time to time on Internet exchanges.

The Funds may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

Your broker may charge you a processing fee for assisting you in purchasing or redeeming shares of the Funds. This charge is set by your broker and does not benefit the Funds or the Adviser in any way. It is in addition to the sales charges and other costs described in this prospectus and must be disclosed to you by your broker.

                             PRICING OF FUND SHARES

The net asset value per share is calculated separately for each class of shares of each Fund on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or



--------------------------------------------------------------------------------
26

--------------------------------------------------------------------------------

subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

Each Fund's net asset value per share is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Net asset value per share of each class of each Fund is computed by dividing the value of the applicable Fund's net assets (i. e. the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the applicable class of shares by the total number of shares of such class outstanding at the time the determination is made. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the calculation of net asset value per share next made as of a time after the time as of which the purchase or redemption order is received in proper form.


Portfolio securities for which market quotations are readily available are valued at their current market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to policies and procedures approved by the Funds' Board of Directors. Debt securities that are not credit impaired with remaining maturities of 60 days or less are generally valued at their amortized cost. Pursuant to the Funds' Pricing Procedures, securities for which market quotations are not readily available, and therefore are subject to being fair valued, may include securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund). Market prices may also be deemed not to be readily available in circumstances when an event has occurred after the close of the principal foreign market on which a security trades but before the time for determination of the Funds' net asset value that has affected, or is likely to affect, more than minimally the net asset value per share of the Fund. Currently, each Fund fair values securities traded primarily on markets that close prior to the time as of which the Fund's net asset value is calculated whenever the Fund concludes that occurrences after such closing times may have more than a minimal effect on the value of its portfolio.

When a market price is not readily available, a portfolio security is valued at its fair value, as determined in good faith under procedures established by the Board of Directors. In determining fair value, the Funds' pricing procedures establish a process and methodology to be employed by the Adviser in attempting to ascertain, in good faith, fair value. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair valuation procedures are used only when it is not possible to be sure what value should be attributed to a particular asset or when an event will affect the market price of an asset and to what extent. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for an asset will be materially different than the value that actually could be realized upon the sale of that asset. The Board of Directors will review the Adviser's fair value determinations periodically. The values of a Fund's portfolio assets may change on days the Fund is closed and on which you are not able to purchase or sell your shares.


                           DIVIDENDS AND DISTRIBUTIONS

The Funds intend to pay dividends monthly for the Equity Income Fund and annually for the Small Cap Growth Fund and Woodland Small Cap Value Fund and capital gain distributions, if any, on an annual basis. You may have dividends or capital gain distributions that are declared by the Funds automatically reinvested at net asset value in additional shares of the Funds. You will make an election to receive dividends and distributions in cash or Fund(s) shares at the time you purchase your shares. You may


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                                                                              27

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--------------------------------------------------------------------------------

change this election by notifying the Funds in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price based on the net asset value per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that the Funds will pay any dividends or realize any capital gains. Dividends and distributions may differ for different classes of shares.

                                 TAX INFORMATION

The Funds expect that distributions will consist primarily of investment company taxable income and net capital gains. Dividends out of investment company taxable income and distributions of net short term capital gains (i.e. gains from assets held by the Funds for one year or less) are taxable to you as ordinary income except that qualified dividends are eligible for a reduced rate. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates. The Funds' distributions, whether you receive them in cash or reinvest them in additional shares of the Funds, generally will be subject to federal, state or local taxes. A redemption of the Funds' shares or an exchange of the Funds' shares for shares of another fund will be treated for tax purposes as a sale of the Funds' shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax.

This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the Statement of Additional Information. You should consult a tax adviser concerning the tax consequences of your investment in the Funds.

                            MAILINGS TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.

                              FINANCIAL HIGHLIGHTS

The financial highlight tables are intended to help you understand the financial performance of each Fund for the past five years or, if less, the life of the Fund. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Funds' shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Funds' financial statements and related notes are included in each Fund's annual report, which is available upon request.


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28

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THE GABELLI SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:


                                      INCOME
                            FROM INVESTMENT OPERATIONS                             DISTRIBUTIONS
               ----------------------------------------------------   ----------------------------------------
                                             Net
               Net Asset      Net        Realized and       Total                      Net
   Period        Value,    Investment     Unrealized        from         Net        Realized
   Ended       Beginning    Income/     Gain/(Loss) on   Investment   Investment     Gain on         Total       Redemption
September 30   of Period   (Loss)(d)      Investments    Operations     Income     Investments   Distributions     Fees(d)
------------   ---------   ----------   --------------   ----------   ----------   -----------   -------------   ----------
CLASS A
  2005          $ 25.89     $ (0.01)       $  5.25         $ 5.24         --        $  (1.15)      $  (1.15)     $  0.00(c)
  2004(a)         24.49       (0.06)          1.46           1.40         --              --             --           --

CLASS B
  2005          $ 25.74     $ (0.22)       $  5.21         $ 4.99         --        $  (1.15)      $  (1.15)     $  0.00(c)
  2004(a)         24.49       (0.19)          1.44           1.25         --              --             --           --

CLASS C
  2005          $ 25.74     $ (0.23)       $  5.22         $ 4.99         --        $  (1.15)      $  (1.15)     $  0.00(c)
  2004(a)         24.49       (0.20)          1.45           1.25         --              --             --           --

                                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                     -----------------------------------------------
               Net Asset             Net Assets      Net
   Period       Value,                 End of     Investment               Portfolio
   Ended        End of      Total      Period       Income/    Operating   Turnover
September 30    Period     Return+   (in 000's)     (Loss)      Expenses     Rate
------------   ---------   -------   ----------   ----------   ---------   ---------
CLASS A
  2005          $ 29.98     20.57%    $  1,515     (0.03)%      1.48%          6%
  2004(a)         25.89      5.72           58     (0.32)(b)    1.42(b)       10

CLASS B
  2005          $ 29.58     19.69%    $    138     (0.79)%      2.20%          6%
  2004(a)         25.74      5.10           55     (1.02)(b)    2.17(b)       10

CLASS C
  2005          $ 29.58     19.69%    $  1,499     (0.80)%      2.23%          6%
  2004(a)         25.74      5.10           24     (1.07)(b)    2.17(b)       10

----------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.

(a) From the commencement of offering Class A, Class B, and Class C Shares on December 31, 2003.

(b)   Annualized.

(c)   Amount represents less than $0.005 per share.

(d) Per share amounts have been calculated using the average shares outstanding method.



--------------------------------------------------------------------------------
                                                                              29

--------------------------------------------------------------------------------

THE GABELLI EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:


                                      INCOME
                            FROM INVESTMENT OPERATIONS                             DISTRIBUTIONS
               ----------------------------------------------------   ----------------------------------------
                                             Net
               Net Asset                 Realized and       Total                      Net
   Period        Value,       Net         Unrealized        from         Net        Realized
   Ended       Beginning   Investment   Gain/(Loss) on   Investment   Investment     Gain on         Total       Redemption
September 30   of Period   Income(d)      Investments    Operations     Income     Investments   Distributions     Fees(d)
------------   ---------   ----------   --------------   ----------   ----------   -----------   -------------   ----------
CLASS A
  2005          $ 16.72      $ 0.20        $  2.43        $  2.63      $ (0.27)      $ (0.42)       $ (0.69)     $  0.00(c)
  2004(a)         16.40        0.16           0.43           0.59        (0.20)        (0.07)         (0.27)          --

CLASS B
  2005          $ 16.62      $ 0.04        $  2.46        $  2.50      $ (0.22)      $ (0.42)       $ (0.64)     $  0.00(c)
  2004(a)         16.40        0.07           0.42           0.49        (0.20)        (0.07)         (0.27)          --

CLASS C
  2005          $ 16.64      $ 0.07        $  2.43        $  2.50      $ (0.25)      $ (0.42)       $ (0.67)     $  0.00(c)
  2004(a)         16.40        0.08           0.43           0.51        (0.20)        (0.07)         (0.27)          --

                                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                     -----------------------------------------------
               Net Asset             Net Assets
   Period       Value,                 End of        Net                   Portfolio
   Ended        End of      Total      Period     Investment   Operating   Turnover
September 30    Period     Return+   (in 000's)     Income      Expenses     Rate
------------   ---------   -------   ----------   ----------   ---------   ---------
CLASS A
  2005          $ 18.66     15.99%     $ 3,644      1.08%       1.50%         11%
  2004(a)         16.72      3.62          124      1.33(b)     1.49(b)       12

CLASS B
  2005          $ 18.48     15.28%     $    32      0.20%       2.22%         11%
  2004(a)         16.62      3.00            1      0.56(b)     2.24(b)       12

CLASS C
  2005          $ 18.47     15.24%     $ 3,374      0.37%       2.24%         11%
  2004(a)         16.64      3.13           79      0.62(b)     2.24(b)       12

----------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.

(a) From the commencement of offering Class A, Class B, and Class C Shares on December 31, 2003.

(b)   Annualized.

(c)   Amount represents less than $0.005 per share.

(d) Per share amounts have been calculated using the average shares outstanding method.



--------------------------------------------------------------------------------
30

--------------------------------------------------------------------------------

THE GABELLI WOODLAND SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:


                                      INCOME
                            FROM INVESTMENT OPERATIONS                       DISTRIBUTIONS
               ----------------------------------------------------   ---------------------------
                                             Net
               Net Asset       Net       Realized and       Total         Net
   Period        Value,    Investment     Unrealized        from        Realized
   Ended       Beginning     Income/    Gain/(Loss) on   Investment     Gain on         Total       Redemption
September 30   of Period    (Loss)(d)     Investments    Operations   Investments   Distributions     Fees(d)
------------   ---------   ----------   --------------   ----------   -----------   -------------   ----------
CLASS A
2005            $ 12.79     $ (0.09)        $ 2.68         $ 2.59       $ (0.73)       $ (0.73)      $ 0.00(e)
2004              10.57       (0.14)          2.39           2.25         (0.03)         (0.03)          --
2003(a)           10.00       (0.07)          0.64           0.57            --             --           --

CLASS B
2005            $ 12.98     $ (0.21)        $ 2.73         $ 2.52       $ (0.73)       $ (0.73)      $ 0.00(e)
2004              10.59        0.02           2.40           2.42         (0.03)         (0.03)          --
2003(a)           10.00       (0.12)          0.71           0.59            --             --           --

CLASS C
2005            $ 12.66     $ (0.20)        $ 2.66         $ 2.46       $ (0.73)       $ (0.73)      $ 0.00(e)
2004              10.55       (0.23)          2.37           2.14         (0.03)         (0.03)          --
2003(a)           10.00       (0.11)          0.66           0.55            --             --           --

                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                     ---------------------------------------------------------------------------
               Net Asset             Net Assets                      Expenses          Expenses
   Period        Value,                End of          Net            Net of            Before         Portfolio
    Ended        End of     Total      Period       Investment       Waivers/          Waivers/         Turnover
September 30     Period    Return+   (in 000's)   Income/(Loss)   Reimbursements   Reimbursements(c)      Rate
------------   ---------   -------   ----------   -------------   --------------   -----------------   ---------
CLASS A
2005            $ 14.65     20.76%     $ 108        (0.68)%           2.01%(f)         3.17%              35%
2004              12.79     21.34         47        (1.16)            2.00             5.94               45
2003(a)           10.57      5.70          3        (0.97)(b)         2.00(b)         15.05(b)            39

CLASS B
2005            $ 14.77     19.86%     $ 0.1        (1.50)%           2.75%(f)         3.87%              35%
2004              12.98     22.91        0.1         0.18             2.75             6.69               45
2003(a)           10.59      5.90        0.1        (1.72)(b)         2.75(b)         15.80(b)            39

CLASS C
2005            $ 14.39     19.91%     $ 189        (1.46)%           2.76%(f)         3.87%              35%
2004              12.66     20.33         41        (1.88)            2.75             6.69               45
2003(a)           10.55      5.50        118        (1.72)(b)         2.75(b)         15.80(b)            39

----------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.

(a) From commencement of investment operations on December 31, 2002 through September 30, 2003.

(b)   Annualized.

(c) During the period, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(d)   Per  share  amounts  have  been   calculated   using  the  average  shares
      outstanding method.

(e)   Amount represents less than $0.005 per share.

(f) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal year ended
      September 30, 2005 would have been 2.00%, 2.75% and 2.75% for Class A, Class B, and Class C, respectively.



--------------------------------------------------------------------------------
                                                                              31

                       This Page Left Blank Intentionally.

                       This Page Left Blank Intentionally.

                       This Page Left Blank Intentionally.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries which provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.


o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.


WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.


WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders of the Funds and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              35

--------------------------------------------------------------------------------

                       GABELLI EQUITY SERIES FUNDS, INC.


                        THE GABELLI SMALL CAP GROWTH FUND
                         THE GABELLI EQUITY INCOME FUND
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                           CLASS A, B, C, AND I SHARES


================================================================================

FOR MORE INFORMATION:

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

Each Fund's semi-annual and audited annual reports to shareholders contain additional information on the Funds' investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

  You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Funds by contacting:

                        Gabelli Equity Series Funds, Inc.

                              One Corporate Center

                               Rye, NY 10580-1422

                      Telephone: 800-GABELLI (800-422-3554)

                                 www.gabelli.com

--------------------------------------------------------------------------------


You can review and/or copy the Funds' prospectuses, reports, and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

      o     Free from the Funds' website at www.gabelli.com.

      o For a fee, by electronic request at publicinfo@sec.gov, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 202-942-8090.


      o Free from the Edgar Database on the Commission's website at www.sec.gov.

(Investment Company Act File No. 811-06367)


--------------------------------------------------------------------------------

                        GABELLI EQUITY SERIES FUNDS, INC.
                        THE GABELLI SMALL CAP GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 (800-422-3554)
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 p.m.

                   ------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
                   ------------------------------------------

                                TABLE OF CONTENTS

INVESTMENT AND PERFORMANCE SUMMARY .......................................    2

INVESTMENT AND RISK INFORMATION ..........................................    4

MANAGEMENT OF THE FUND ...................................................    5

PURCHASE OF SHARES .......................................................    6

REDEMPTION OF SHARES .....................................................    8

PRICING OF FUND SHARES ...................................................   10

DIVIDENDS AND DISTRIBUTIONS ..............................................   11

TAX INFORMATION ..........................................................   11

MAILINGS TO SHAREHOLDERS .................................................   12

FINANCIAL HIGHLIGHTS .....................................................   12


--------------------------------------------------------------------------------
THIS  PROSPECTUS  IS FOR USE BY  PENSION  PLAN AND  OTHER  TAX-EXEMPT  INVESTORS
SEEKING TO INVEST IN THE GABELLI SMALL CAP GROWTH FUND AND DOES NOT SUPERCEDE THE COMBINED PROSPECTUS DATED JANUARY 30, 2006 FOR THE GABELLI SMALL CAP GROWTH FUND, GABELLI EQUITY INCOME FUND, AND GABELLI WOODLAND SMALL CAP VALUE FUND.
--------------------------------------------------------------------------------


THE GABELLI SMALL CAP GROWTH FUND

CLASS AAA SHARES

PROSPECTUS

JANUARY 30, 2006

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                       INVESTMENT AND PERFORMANCE SUMMARY

The Gabelli Small Cap Growth Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation").

INVESTMENT OBJECTIVE:

The Fund seeks to provide a high level of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are considered to be small companies at the time the Fund makes its investment. The Fund invests primarily in the common stocks of companies which the Fund's investment adviser, Gabelli Funds, LLC (the "Adviser"), believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser currently characterizes small companies for this Fund as those with total market values of $1 billion or less at the time of investment.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is subject to the risk that small capitalization stocks may trade less frequently and may be subject to more abrupt or erratic movements in price than medium and large capitalization stocks. The Fund is also subject to the risk that the Adviser may be incorrect in its assessment of the value of the securities it holds, which may result in a decline in the value of Fund shares.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through Gabelli & Company, Inc., the Fund's distributor (the "Distributor"), or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:

      o     you are a long-term investor

      o     you seek growth of capital

      o you believe that the market will favor small capitalization stocks over the long term

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o     you are seeking a high level of current income

      o     you are conservative in your investment approach

      o     you seek stability of principal more than growth of capital


--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------

PERFORMANCE:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since 1996), and by showing how the Fund's average annual returns for the one year, five years, ten years and the life of the Fund, as applicable, compare to those of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume the reinvestment of dividends and distributions.


      THE GABELLI SMALL CAP GROWTH FUND (FOR THE PERIODS ENDED DECEMBER 31)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]


1996                    11.9%
1997                    36.5%
1998                     0.0%
1999                    14.2%
2000                    11.3%
2001                     4.7%
2002                    -5.3%
2003                    37.6%
2004                    21.7%
2005                     5.9%

During the period shown in the bar chart, the highest return for a quarter was 18.27% (quarter ended June 30, 2003, and the lowest return for a quarter was (20.26)% (quarter ended September 30, 1998).

            AVERAGE ANNUAL TOTAL RETURNS                      PAST          PAST          PAST             SINCE
       (FOR THE PERIODS ENDED DECEMBER 31, 2005)            ONE YEAR     FIVE YEARS    TEN YEARS     OCTOBER 22, 1991*
--------------------------------------------------------   ----------    ----------    ---------     -----------------
The Gabelli Small Cap Growth Fund Class AAA Shares
    Return Before Taxes ................................      5.92%        11.92%        13.05%            15.26%
    Return After Taxes on Distributions ................      4.84%        11.37%        11.49%            13.31%
    Return After Taxes on Distributions
      and Sale of Fund Shares ..........................      5.28%        10.33%        10.97%            12.57%
Russell 2000 Index** ...................................      4.55%         8.22%         9.26%            10.82%

----------
* From October 22, 1991, the date that the Fund commenced investment operations.

** The Russell 2000 Index is an unmanaged index consisting of a broad base of common stocks. The performance of the index does not include expenses or fees.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
                                                                               3

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
    Management Fees ...............................................................    1.00%
    Distribution (Rule 12b-1) Expenses(1) .........................................    0.25%
    Other Expenses ................................................................    0.19%
                                                                                       ----
Total Annual Fund Operating Expenses ..............................................    1.44%
                                                                                       ====

REDEMPTION FEES (for shares held 7 days or less) payable to the Fund ..............    2.00%

----------
(1) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


          1 YEAR         3 YEARS           5 YEARS          10 YEARS
          ------         -------           -------          --------
           $ 147          $ 456             $ 787            $ 1,724


                         INVESTMENT AND RISK INFORMATION

The investment policy of the Fund relating to the type of securities in which 80% of the Fund's net assets must be invested may be changed by the Board of Directors without shareholder approval. Shareholders will, however, receive at least 60 days' prior notice of any change in the this policy.

In selecting investments for the Fund, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets and rising free cash flow and earnings. The Adviser's goal is to invest long term in the stocks of companies trading at reasonable valuations relative to perceived economic worth.

Frequently, smaller companies exhibit one or more of the following traits:

      o     New products or technologies

      o     New distribution methods

      o Rapid changes in industry conditions due to regulatory or other developments

      o Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.


--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------

In addition, because smaller companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained.

The Fund may also use the following investment technique:

      o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include fixed income securities or high quality money market instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment goal.

Investing in the Fund involves the following risks:

      o EQUITY RISK. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.


      o FUND AND MANAGEMENT RISK. The Fund invests in growth and value stocks issued by smaller companies. The Fund's price may decline if the market favors large or mid-size capitalization company stocks over stocks of small companies. If the portfolio manager is incorrect in its assessment of the growth prospects of the securities the Fund holds, or no event occurs which surfaces value, then the value of the Fund's shares may decline.


      o SMALL CAPITALIZATION COMPANY RISK. Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for our portfolio managers to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller capitalization companies underperform.

PORTFOLIO HOLDINGS. A description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund's Statement of Additional Information.

                             MANAGEMENT OF THE FUND


THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund's investment program under the supervision of the Fund's Board of Directors. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to GGCP, Inc., a New York corporation originally organized in 1980. The Adviser is a wholly owned subsidiary of GAMCO Investors, Inc. ("GBL"), a publicly held company listed on the New York Stock Exchange ("NYSE").



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As compensation  for its services and the related expenses borne by the Adviser, for the fiscal year ended September 30, 2005, the Fund is contractually obligated to pay the Adviser a fee equal to 1.00% of the value of its average daily net assets.

The Fund's semi-annual report to shareholders for the period ending March 31, 2005 contained a discussion of the basis of the Board of Directors' determination regarding whether to continue the investment advisory arrangement as described above.

THE PORTFOLIO MANAGER. Mr. Mario J. Gabelli, CFA, is primarily responsible for the day-to-day management of the Fund. Mr. Gabelli has been Chairman, Chief Executive Officer and Chief Investment Officer-Value Portfolios of the Adviser and its predecessor since inception, as well as its parent company, GBL. Mr. Gabelli also acts as Chief Executive Officer and Chief Investment Officer-Value Portfolios of GAMCO Asset Management Inc., a wholly owned subsidiary of GBL, and is an officer or director of various other companies affiliated with GBL. The Adviser relies to a considerable extent on the expertise of Mr. Gabelli, who may be difficult to replace in the event of his death, disability or resignation.


The Fund's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by him, and his ownership of securities in the Fund.


RULE 12b-1 PLAN. The Fund has adopted a plan under Rule 12b-1 (the "Plan") which authorizes payments by the Fund on an annual basis of 0.25% of its average daily net assets attributable to Class AAA Shares to finance distribution of its Class AAA Shares or pay shareholder service fees. The Fund may make payments under its Plan for the purpose of financing any activity primarily intended to result in the sales of Class AAA Shares of the Fund or pay shareholder service fees. To the extent any activity is one that the Fund may finance without a distribution plan, the Fund may also make payments to compensate such activity outside of the Plan and not be subject to its limitations. Because payments under the Plan are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Due to the payment of 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

                               PURCHASE OF SHARES

You can purchase the Fund's shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares directly through your Plan Administrator, the Distributor, directly from the Fund through the Fund's transfer agent or through registered broker-dealers that have entered into appropriate selling agreements with the Distributor.

      o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Gabelli Small Cap Growth Fund" to:

            BY MAIL                           BY PERSONAL DELIVERY
            -------                           --------------------
            THE GABELLI FUNDS                 THE GABELLI FUNDS
            P.O. BOX 8308                     C/O BFDS
            BOSTON, MA 02266-8308             66 BROOKS DRIVE
                                             BRAINTREE, MA 02184

You can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, the name of the Fund and class of shares you wish to purchase.

      o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:


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6

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                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                      RE: THE GABELLI SMALL CAP GROWTH FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110

      If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers.


SHARE PRICE. The Fund sells its Class AAA Shares at the net asset value per share next determined after the Fund receives your completed subscription order form but does not issue the shares to you until it receives full payment. See "Pricing of Fund Shares" for a description of the calculation of net asset value per share.


MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum subsequent investment requirement. Broker-dealers may have different minimum investment requirements.

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Fund makes available IRA, "Roth" IRA and "Coverdell" Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment may vary dependant upon the criteria established by your plan sponsor or broker-dealer. There is no minimum subsequent investment requirement for retirement plans.

AUTOMATIC INVESTMENT PLAN. The Fund offers an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Fund by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. However, you may split the $100 minimum between two funds. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

GENERAL. State Street will not issue share certificates unless you request them. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirements.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Corporation, on behalf of the Fund, to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information, for each investor who opens or reopens an account with the Fund. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder's identity.


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                                                                               7

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THIRD PARTY  ARRANGEMENTS.  The Adviser and its affiliates  utilize a portion of their assets, including 12b-1 fees, to pay all or a portion of the charges of various programs that make shares of the Fund available to their customers. Subject to tax limitations and approval by the Board of Directors on a Fund-by-Fund basis, the Fund pays a portion of these charges, out of assets other than 12b-1 payments, representing savings of expenses the Fund would otherwise incur in maintaining shareholder accounts for those who invest in the Fund through these programs.


The Distributor or an affiliate may, from time to time, at its expense out of its own financial resources (a source of which may be payment under the Fund's distribution plans), make cash payments to some but not all brokers, dealers or financial intermediaries for shareholder sevices as an incentive to sell shares of the Fund, and/or to promote retention of their customers' assets in the Fund. These payments, sometimes referred to as "revenue sharing", do not change the price paid by investors to purchase the Fund's shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers, and other financial intermediaries that provide services to the Fund or to shareholders in the Fund, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker, dealer or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers, and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer or other financial intermediary provides shareholder services to Fund shareholders. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar-amount.


The Distributor or applicable affiliate negotiates the level of payments described above to any particular broker dealer or intermediary with each firm. Currently, such payments range from .10% to .40% per year of the average daily net assets of the Fund attributable to the particular firm depending on the nature and level of services and other factors.

                              REDEMPTION OF SHARES

You can redeem shares of the Fund on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the Securities and Exchange Commission orders the Fund to suspend redemptions.


The Fund redeems its shares based on the net asset value per share next determined after the Fund receives your redemption request in proper form. See "Pricing of Fund Shares" for a description of the calculation of net asset value.


The Fund is intended for long-term investors and not for those who wish to trade frequently in Fund shares. The Fund believes that excessive short-term trading of Fund shares, such as by traders seeking short-term profits from market momentum, time zone arbitrage and other timing strategies, creates risks for the Fund and its long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs and potential dilution in the value of shares.


In order to discourage frequent short-term trading in Fund shares, the Fund has adopted policies and procedures which impose a 2.00% redemption fee (short-term trading fee) on Shares that are redeemed or exchanged within seven days or less after the date of a purchase. This fee is calculated based on the shares' aggregate net asset value on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge, is retained by the Fund, and does not benefit the Fund's Adviser or any other third party. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange



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8

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made pursuant to the Fund's  exchange  privilege.  The  redemption  fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Fund, (iii) shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, (iv) shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading polices in place or as to which the Adviser has received assurances that look through redemption fee procedures or effective anti-short term trading policies and procedures will be in place or (v) shares were purchased through certain qualified and non-qualified retirement plans if recordkeepers for retirement plan participants who cannot implement redemption fees because of systems limitations, and such recordkeepers have provided verification to that effect. Such recordkeepers may be permitted to delay, temporarily, the implementation of redemption fees. These programs include programs utilizing omnibus accounts. The Fund seeks to apply these policies uniformly.

Any shareholder purchasing shares of the Fund through an intermediary should check with the intermediary or the Fund to determine whether the shares will be subject to the redemption fee.

The Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund's view, is likely to engage in excessive trading or if such purchase is not in the best interest of the Fund and to limit, delay or impose other conditions on exchanges or purchases. The Fund has adopted a policy of seeking to minimize short-term trading in its shares and monitors purchase and redemption activities to assist in minimizing short term trading.

You may redeem shares through the Distributor or directly from the Fund through the Fund's transfer agent.

      o     BY LETTER. You may mail a letter requesting redemption of shares to:
            THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. If there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

      o BY TELEPHONE OR THE INTERNET. Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account (excluding an
            IRA)  directly  registered  with  State  Street  by  calling  either
            800-GABELLI   (800-422-3554)  or  800-872-5365   (617-328-5000  from
            outside the United States) or visiting our website at www.gabelli.com. You may not redeem Fund shares in an IRA through the Internet. IRA holders should consult a tax advisor concerning the current tax rules applicable to IRAs. If State Street acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Adviser (see "Exchange of Shares"). Among the procedures State Street may use are passwords or verification of personal information. The Fund may impose limitations from time to time on telephone or Internet redemptions.

            1. TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.


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                                                                               9

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            2.    TELEPHONE  OR  INTERNET  REDEMPTION  BY BANK  WIRE.  The  Fund
                  accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day.

AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Call 800-GABELLI (800-422-3554) for more information about this plan.


REDEMPTION PROCEEDS. A redemption request received by the Fund will be effected at the net asset value per share next determined after the Fund receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 10 days following purchase. While the Fund will delay the processing of the redemption payment until the check clears, your shares will be valued at the next determined net asset value per share after receipt of your redemption request.


The Fund may pay your redemption proceeds wholly or partially in portfolio securities. Payments would be made in portfolio securities only in the rare instance that the Corporation's Board of Directors believes that it would be in the Fund's best interest not to pay redemption proceeds in cash.

                             PRICING OF FUND SHARES

The net asset value per share of the Fund's Class AAA Shares is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


The net asset value per share of the Fund's Class AAA Shares is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e. the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the Class AAA Shares by the total number of Class AAA Shares outstanding at the time the determination is made. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the calculation of net asset value per share next made as of a time after the time as of which the purchase or redemption order is received in proper form.


Portfolio securities for which market quotations are readily available are valued at their current market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to policies and procedures approved by the Fund's Board of Directors. Debt securities that are not credit impaired with remaining maturities of 60 days or less are generally valued at their amortized cost. Pursuant to the Fund's pricing procedures, securities for which market quotations are not readily available, and therefore are subject to being fair valued, may include securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund). Market prices may also be deemed not to be readily available in circumstances when an event has occurred after the close of the principal foreign market on which a security trades but before the time for determination of the Fund's net asset value that has affected, or is likely to affect, more than minimally the net asset value per share of the Fund. Currently, the Fund fair


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10

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values securities traded primarily on markets that close prior to the time as of which the Fund's net asset value is calculated whenever the Fund concludes that occurrences after such closing times may have more than a minimal effect on the value of its portfolio.


When a market price is not readily available, a portfolio security is valued at its fair value, as determined in good faith under procedures established by the Board of Directors. In determining fair value, the Fund's pricing procedures establish a process and methodology to be employed by the Adviser in attempting to ascertain, in good faith, fair value. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair valuation procedures are used only when it is not possible to be sure what value should be attributed to a particular asset or when an event will affect the market price of an asset and to what extent. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for an asset will be materially different from the value that actually could be realized upon the sale of that asset. The Board of Directors will review the Adviser's fair value determinations periodically. The value of the Fund's portfolio assets may change on days the Fund is closed and on which you are not able to purchase or sell your shares.


                           DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay dividends and capital gain distributions, if any, on an annual basis. You may have dividends or capital gain distributions that are declared by the Fund automatically reinvested at net asset value in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or Fund shares at the time you purchase your shares. You may change this election by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price based on the net asset value per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

                                 TAX INFORMATION


The Fund expects that distributions will consist primarily of investment company taxable income and net capital gains. Dividends out of investment company taxable income and distributions of net short-term capital gains (i.e. gains from assets held by the Fund for one year or less) are taxable to you as ordinary income except that qualified dividends are eligible for a reduced rate. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates. The Fund's distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to federal, state or local taxes. A redemption of the Fund's shares or an exchange of the Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax.


This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the Statement of Additional Information that is incorporated by reference into this prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Fund.


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                            MAILINGS TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance for the past five fiscal years of the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund's Class AAA Shares (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single AAA share. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Fund's financial statements and related notes are included in the Fund's annual report, which is available upon request.

                        THE GABELLI SMALL CAP GROWTH FUND

Per share amounts are for the Fund's Class AAA Shares outstanding throughout each fiscal year ended September 30,


--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------

THE GABELLI SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:


                                      INCOME
                            FROM INVESTMENT OPERATIONS                             DISTRIBUTIONS
               ----------------------------------------------------   ----------------------------------------
                                             Net
               Net Asset       Net       Realized and       Total                       Net
   Period        Value,    Investment     Unrealized        from         Net         Realized
   Ended       Beginning     Income/    Gain/(Loss) on   Investment   Investment     Gain on         Total       Redemption
September 30   of Period    (Loss)(a)     Investments    Operations     Income     Investments   Distributions     Fees(a)
------------   ---------   ----------   --------------   ----------   ----------   -----------   -------------   ----------
 CLASS AAA
    2005        $ 25.88     $ (0.01)        $ 5.25         $ 5.24           --       $ (1.15)       $ (1.15)      $ 0.00(b)
    2004          21.48       (0.04)          4.61           4.57           --         (0.17)         (0.17)          --
    2003          17.04       (0.05)          4.74           4.69           --         (0.25)         (0.25)          --
    2002          17.13       (0.04)          0.31           0.27      $ (0.01)        (0.35)         (0.36)          --
    2001          23.60        0.06          (1.75)         (1.69)       (0.05)        (4.73)         (4.78)          --

                                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                     -----------------------------------------------
               Net Asset             Net Assets       Net
   Period        Value,                End of     Investment               Portfolio
   Ended         End of     Total      Period       Income/    Operating    Turnover
September 30     Period    Return+   (in 000's)     (Loss)      Expenses      Rate
------------   ---------   -------   ----------   ----------   ---------   ---------
CLASS AAA
   2005         $ 29.97     20.58%    $ 732,965     (0.03)%       1.44%        6%
   2004           25.88     21.34       620,334     (0.15)        1.42        10
   2003           21.48     27.84       540,397     (0.22)        1.45         4
   2002           17.04      1.39       428,416     (0.22)        1.45        10
   2001           17.13     (7.47)      372,865      0.30         1.45        17

----------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b)   Amount represents less than $0.005 per share.



--------------------------------------------------------------------------------
                                                                              13

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                      This Page Left Blank Intentionally.


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14

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc. which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries which provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.


o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.


WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders of the Funds and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------

                       GABELLI EQUITY SERIES FUNDS, INC.

                        THE GABELLI SMALL CAP GROWTH FUND
                                CLASS AAA SHARES

================================================================================

FOR MORE INFORMATION:

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's semi-annual and audited annual reports to shareholders contain additional information on the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

   You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Fund by contacting:

                        Gabelli Equity Series Funds, Inc.

                              One Corporate Center

                            Rye, New York 10580-1422

                      Telephone: 800-GABELLI (800-422-3554)

                                 www.gabelli.com

--------------------------------------------------------------------------------


You can review and/or copy the Fund's prospectus, reports, and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:


      o     Free from the Fund's website at www.gabelli.com.


      o For a fee, by electronic request at publicinfo@sec.gov, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 202-942-8090.


      o Free from the EDGAR Database on the Commission's website at www.sec.gov.

(Investment Company Act File No. 811-06367)


--------------------------------------------------------------------------------

                        GABELLI EQUITY SERIES FUNDS, INC.
                        THE GABELLI SMALL CAP GROWTH FUND
                         THE GABELLI EQUITY INCOME FUND
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

                       Statement of Additional Information

                                January 30, 2006

This Statement of Additional Information ("SAI"), which is not a prospectus, describes:

o        The Gabelli Small Cap Growth Fund ("Small Cap Growth Fund")
o        The Gabelli Equity Income Fund ("Equity Income Fund")
o        The Gabelli Woodland Small Cap Value Fund ("Woodland Small Cap Value
         Fund")

(each a "Fund" and together the "Funds") which are series of Gabelli Equity Series Funds, Inc., a Maryland corporation (the "Corporation"). This SAI should be read in conjunction with the Prospectuses for Class A, Class B, Class C, Class I and Class AAA Shares of the Small Cap Growth Fund, Equity Income Fund and Woodland Small Cap Value Fund dated January 30, 2006. For a free copy of the Prospectuses, please contact the Funds at the address, telephone number or Internet Web site printed below.


                              One Corporate Center
                            Rye, New York 10580-1422
                      Telephone 800-GABELLI (800-422-3554)
                                 www.gabelli.com


                                TABLE OF CONTENTS


                                                                                                           PAGE


       General Information....................................................................................2
       Investment Strategies and Risks........................................................................2
       Investment Restrictions................................................................................9
       Directors and Officers................................................................................12
       Control Persons and Principal Shareholders............................................................19
       Investment Advisory and Other Services ...............................................................22
       Distribution Plans....................................................................................29
       Portfolio Transactions and Brokerage..................................................................30
       Redemption of Shares..................................................................................33
       Determination of Net Asset Value......................................................................34
       Dividends, Distributions and Taxes....................................................................35
       Investment Performance Information....................................................................38
       Description of the Funds' Shares......................................................................39
       Financial Statements..................................................................................40

                                       3


       Appendix A...........................................................................................A-1

                               GENERAL INFORMATION

The Corporation is an open-end, management investment company organized under the laws of the State of Maryland on July 25, 1991. The Small Cap Growth Fund, Equity Income Fund, and Woodland Small Cap Value Fund are each a series of the Corporation and commenced operations on October 22, 1992, January 2, 1992, and December 31, 2002, respectively. The Small Cap Growth Fund and The Equity Income Fund are each classified as a diversified investment company and the Woodland Small Cap Value Fund is classified as a "non-diversified" investment company.

                         INVESTMENT STRATEGIES AND RISKS

The Funds' Prospectuses discuss the investment objective of each Fund and the principal strategies to be employed to achieve that objective. This SAI contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, additional strategies that the Funds may utilize and certain risks associated with such investments and strategies.

EQUITY SECURITIES

Common stocks represent the residual ownership interest in the issuer and holders of common stock are entitled to the income and increase in the value of the assets and business of the issuer after all of its debt obligations and obligations to preferred stockholders are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Equity securities also include preferred stock (whether or not convertible into common stock) and debt securities convertible into or exchangeable for common or preferred stock. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics. Debt securities that are convertible into or exchangeable for preferred common stock are liabilities of the issuer but are generally subordinated to more senior elements of the issuer's balance sheet. Although such securities also generally reflect an element of conversion value, their market value also varies with interest rates and perceived credit risk. The market value of preferred stock will also generally reflect whether (and if so when) the issuer may force holders to sell their preferred shares back to the issuer and whether (and if so when) the holders may force the issuer to buy back their preferred shares. Generally speaking the right of the issuer to repurchase the preferred stock tends to reduce any premium that the preferred stock might otherwise trade at due to interest rate or credit factors, while the right of the holders to require the issuer to repurchase the preferred stock tend to reduce any discount that the preferred stock might otherwise trade at due to interest rate or credit factors.

Gabelli Funds, LLC (the "Adviser") believes that opportunities for capital appreciation may be found in the preferred stock and convertible securities of companies. This is particularly true in the case of companies that have performed below expectations at the time the preferred stock or convertible security was issued. If the company's performance has been poor enough, its preferred stock and convertible debt securities will trade more like the common stock than like a fixed income security and may result in above average appreciation once it becomes apparent that performance is improving. Even if the credit quality of the company is not in question, the market price of the convertible security will often reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers. Many convertible securities are not investment grade, that is, not rated BBB or better by Standard & Poor's Corporation ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's") and not considered by the Adviser to be of similar quality. There is no minimum credit rating for these securities in which the Fund may invest. Preferred stocks and convertible securities have many of the same characteristics and risks as nonconvertible debt securities described below.

NONCONVERTIBLE DEBT SECURITIES

Under normal market conditions, each Fund may invest up to 20% of its total assets in lower quality nonconvertible debt securities. These securities include preferred stocks, bonds, debentures, notes, asset- and mortgage- backed securities and money market instruments such as commercial paper and bankers' acceptances. There is no minimum credit rating for these securities in which the Funds may invest. Accordingly, the Funds could invest in securities in default although the Funds will not invest more than 5% of its assets in such securities. The market values of lower quality fixed income securities tend to be less sensitive to changes in prevailing interest rates than higher-quality securities but more sensitive to individual corporate developments than higher-quality securities. Such lower-quality securities also tend to be more sensitive to economic conditions than are higher-quality securities. Accordingly, these lower-quality securities are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-quality categories. Even securities rated Baa or BBB by Moody's and S&P respectively, which ratings are considered investment grade, possess some speculative characteristics. There are risks involved in applying credit ratings as a method for evaluating high yield obligations in that credit ratings evaluate the safety of principal and interest payments, not market value risk. In addition, credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security's market value. The Funds will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources and ability to cover its interest and fixed charges, factors relating to the issuer's industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

Factors adversely affecting the market value of high yield and other securities will adversely affect each Fund's net asset value. In addition, each Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

From time to time, proposals have been discussed regarding new legislation designed to limit the use of certain high yield debt securities by issuers in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals, if enacted into law, could reduce the market for such debt securities generally, could negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing, and could negatively affect the value of specific high yield issues and the high yield market in general. For example, under a provision of the Internal Revenue Code of 1986, as amended (the "Code"), a corporate issuer may be limited from deducting all of the original issue discount on high-yield discount obligations (i.e., certain types of debt securities issued at a significant discount to their face amount). The likelihood of passage of any additional legislation or the effect thereof is uncertain.

The secondary trading market for lower-quality fixed income securities is generally not as liquid as the secondary market for higher-quality securities and is very thin for some securities. The relative lack of an active secondary market may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet the Funds' liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Funds' portfolio. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the responsibility of the Corporation's Board of Directors to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

SECURITIES SUBJECT TO REORGANIZATION

Subject to each Fund's policy of investing at least 80% of its net assets in income producing equity securities (Equity Income Fund) or small company equity securities (Small Cap Growth Fund and Woodland Small Cap Value Fund), each Fund may invest without limit in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved.

In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offeror and the dynamics and business climate when the offer or proposal is in process. In making the investments each Fund will not violate any of its investment restrictions (see below, "Investment Restrictions") including the requirement that, (a) as to 75% of its total assets, it will not invest more than 5% of its total assets in the securities of any one issuer (Equity Income Fund and Small Cap Growth Fund only) and (b) it will not invest more than 25% of its total assets in any one industry. The principal risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Funds may sustain a loss. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Funds thereby increasing their brokerage and other transaction expenses (see "Dividends, Distributions and "Taxes" in this SAI).

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (EQUITY INCOME FUND AND SMALL CAP GROWTH FUND ONLY)

Prepayments of principal may be made at any time on the obligations underlying asset- and most mortgage- backed securities and are passed on to the holders of the asset- and mortgage- backed securities. As a result, if the Fund purchases such a security at a premium, faster than expected prepayments will reduce, and slower than expected prepayments will increase, yield to maturity. Conversely, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

FOREIGN SECURITIES

The Small Cap Growth Fund and the Equity Income Fund may invest up to 35% of its total assets, and the Woodland Small Cap Value Fund may invest without limit in the securities of non-U.S. issuers. However, these Funds do not currently expect to invest a significant portion of their assets in such securities. These investments involve certain risks not ordinarily associated with investments in securities of domestic issuers. These risks include fluctuations in foreign exchange rates (which the Small Cap Growth Fund and Equity Income Fund will not seek to hedge), future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Non-U.S. securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Funds might have greater difficulty taking appropriate legal action in non-U.S. courts. Non-U.S. markets also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect the Funds' performance.

Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Funds or the investor.

HEDGING TRANSACTIONS

OPTIONS. Each Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return on or hedging the value of the Fund's portfolio.

A call option is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the seller the security underlying the option at a specified exercise price at any time during the term of the option or, in some cases, only at the end of the term of the option. The seller of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option is a contract that gives the holder of the option the right, in return for a premium paid, to sell to the seller the underlying security at a specified price. The seller of the put option, on the other hand, has the obligation to buy the underlying security upon exercise at the exercise price.

If a Fund has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold. There can be no assurance that a closing purchase transaction can be effected when a Fund so desires.

The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unexercised but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on a Fund the credit risk that the counterparty will fail to honor its obligations. Each Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's assets. To the extent that puts, straddles and similar investment strategies involve instruments regulated by the Commodity Futures Trading Commission ("CFTC") each Fund is limited to an investment not in excess of 5% of its total assets.

FUTURES CONTRACTS. Each Fund may enter into futures contracts only for certain bona fide hedging, yield enhancement and risk management purposes. Each Fund may enter into futures contracts for the purchase or sale of debt securities, debt instruments, or indices of prices thereof, stock index futures, other financial indices, and U.S. government securities.

A "sale" of a futures contract (or a "short" futures position) means the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) means the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time.

Certain futures contracts are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contracts. U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the CFTC, an agency of the U.S. government, and must be executed through a futures commission merchant (i.e., a brokerage firm) who is a member of the relevant contract market. Futures contracts trade on these contract markets and the exchanges' affiliated clearing organization guarantees performance of the contracts as between the clearing members of the exchange.

These contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices, possible reduction of each Fund's yield due to the use of hedging, possible reduction in value of both the securities hedged and the hedging instrument, possible lack of liquidity due to daily limits on price fluctuation, imperfect correlation between the contracts and the securities being hedged, and potential losses in excess of the amount invested in the futures contracts themselves.

CURRENCY TRANSACTIONS. Each Fund may enter into various currency transactions, including forward foreign currency contracts, currency swaps, foreign currency or currency index futures contracts and put and call options on such contracts or on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers. Futures contracts are similar to forward contracts except that they are traded on an organized exchange and the obligations thereunder may be offset by taking an equal but opposite position to the original contract, with profit or loss determined by the relative prices between the opening and offsetting positions. Each Fund expects to enter into these currency contracts and swaps in primarily the following circumstances: to "lock in" the U.S. dollar equivalent price of a security a Fund is contemplating to buy or sell that is denominated in a non-U.S. currency; or to protect against a decline in the U.S. dollar versus the currency of a particular country to which the Fund's portfolio has exposure. Each Fund anticipates seeking to achieve the same economic result by utilizing from time to time for such hedging a currency different from the one of the given portfolio security as long as, in the view of the Adviser, such currency is essentially correlated to the currency of the relevant portfolio security based on historic and expected exchange rate patterns.

UNSEASONED COMPANIES. The Small Cap Growth Fund and the Woodland Small Cap Value Fund may invest in securities of unseasoned companies, which generally have limited liquidity, more speculative prospects and price volatility. The Small Cap Growth Fund will not invest more than

10% its of assets (at the time of purchase) in securities of companies (including predecessors) that have operated less than three years.

OTHER INVESTMENT COMPANIES

The Small Cap Growth Fund and the Woodland Small Cap Value Fund each may invest up to 10% of its total assets in other investment companies (not more than 5% of its total assets may be invested in any one investment company and it may not invest in more that 3% of the voting securities of any one investment company).

WARRANTS AND RIGHTS

Each Fund may invest in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for or at the end of a specific period of time. With respect to the Small Cap Growth Fund and Equity Income Fund, an investment in warrants and rights is limited to up to 5% of each Fund's total assets.

WHEN ISSUED, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS

Each Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Funds will only enter into a forward commitment with the intention of actually acquiring the security, the Funds may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Funds prior to the settlement date. Each Fund will segregate with its Custodian (as hereinafter defined) cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

SHORT SALES

Each Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other highly liquid securities. The Fund will also be required to deposit similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

With respect to the Small Cap Growth Fund and Equity Income Fund, the market value of the securities sold short of any one issuer will not exceed either 5% of the Fund's total assets or 5% of such issuer's voting securities. With respect to all Funds, a Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 25% of the value of its assets or the Fund's aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class. The Funds may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Funds own or have the immediate and unconditional right to acquire at no additional cost the identical security.

RESTRICTED AND ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in securities the markets for which are illiquid. Illiquid securities include most of the securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely salable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission ("SEC") may be treated as liquid if they satisfy liquidity standards established by the Board of Directors. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board of Directors will monitor their liquidity.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by a Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Funds may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet certain creditworthiness standards ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the supervision of the Corporation's Board of Directors. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked-to-market daily. Such agreements permit a Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, a Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the Fund's Custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, a Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price. The Funds will not enter into repurchase agreements of a duration of more than seven days if taken together with all other illiquid securities in the Fund's portfolio, more than 15% of its net assets would be so invested.

LOANS OF PORTFOLIO SECURITIES

To increase income, each Fund may lend its portfolio securities to securities broker-dealers or financial institutions if (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily, (2) the loan is subject to termination by the Fund at any time, (3) the Fund receives reasonable interest or fee payments on the loan, (4) the Fund is able to exercise all voting rights with respect to the loaned securities and (5) the loan will not cause the value of all loaned securities to exceed 33% of the value of the Fund's assets.

If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially.

BORROWING

The Funds may not borrow money except for (1) short-term credits from banks as may be necessary for the clearance of portfolio transactions, and (2) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests, which would otherwise require the untimely disposition of portfolio securities. Borrowing may not, in the aggregate, exceed 15% of assets after giving effect to the borrowing and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of each Fund's assets after giving effect to the borrowing. The Funds will not make additional investments when borrowings exceed 5% of assets. The Funds may mortgage, pledge or hypothecate assets to secure such borrowings.

TEMPORARY DEFENSIVE INVESTMENTS

For temporary  defensive  purposes each Fund may invest up to 100% of its assets
in  nonconvertible   fixed  income  securities  or  high  quality  money  market instruments.

PORTFOLIO TURNOVER

The investment policies of the Funds may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. Each Fund's portfolio turnover is expected to be less than 100%.

Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities purchased or securities sold by the average monthly value of securities owned during the year (excluding securities whose maturities at acquisition were one year or less).

Portfolio turnover may vary from year to year, as well as within a year. For the fiscal years ended September 30, 2005 and 2004 the turnover rates were 6% and 10%, respectively, in the case of the Small Cap Growth Fund and 11% and 12%, respectively, in the case of the Equity Income Fund. For the fiscal years ended September 30, 2005 and 2004, the turnover rates were 35% and 45%, respectively, for the Woodland Small Cap Value Fund.

                             INVESTMENT RESTRICTIONS

Each Fund's investment objective and the following investment restrictions are fundamental and cannot be changed without the approval of a majority of the applicable Fund's shareholders defined in the Investment Company Act of 1940, as amended (the "1940 Act") as the lesser (1) 67% of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are represented in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. All other investment policies or practices are considered not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values or total assets of a Fund will not be considered a deviation from policy.

SMALL CAP GROWTH FUND AND EQUITY INCOME FUND

Under such restrictions, each of these Funds may not:

     (1) with respect to 75% of its total assets, invest more than 5% of the value of its total assets (taken at market value at time of purchase) in the outstanding securities of any one issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof;

     (2) invest 25% or more of the value of its total assets in any one industry;

     (3) issue senior securities (including borrowing money, including on margin if margin securities are owned and through entering into reverse repurchase agreements) in excess of 33-1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that a Fund may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies. A Fund's obligations under the foregoing types of transactions and investment strategies are not treated as senior securities;

     (4) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities or the acquisition of securities subject to repurchase agreements;

     (5) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own shares the Fund may be deemed to be an underwriter;

     (6) invest for the purpose of exercising control over management of any company;

     (7) purchase   real  estate  or  interests   therein,   including   limited
         partnerships that invest primarily in real estate equity interests, other than mortgage-backed securities and similar instruments; or

     (8) purchase or sell commodities or commodity contracts except for hedging purposes or invest in any oil, gas or mineral interests.

WOODLAND SMALL CAP VALUE FUND

Under such restrictions, the Fund may not:

     (1) invest 25% or more of the value of its total assets in any one industry;

     (2) issue senior securities (including borrowing money, including on margin if margin securities are owned and through entering into reverse repurchase agreements) in excess of 33-1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that the Fund may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies. The Fund's obligations under the foregoing types of transactions and investment strategies are not treated as senior securities;

     (3) make loans of money or property to any person, except through loans of portfolio assets, the purchase of debt instruments or the acquisition of assets subject to repurchase agreements;

     (4) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter;

     (5) invest for the purpose of exercising day-to-day operating control over management of any company;

     (6) purchase real estate or interests therein, which does not include securities or other instruments issued by companies that invest primarily in real estate; or

     (7) purchase or sell commodities or commodity contracts or invest in any oil, gas or mineral interests except in each case to the extent the Fund would not be required to register as a commodity pool.

PORTFOLIO HOLDINGS. Employees of the Adviser and its affiliates will often have access to information concerning the portfolio holdings of the Funds. The Funds and the Adviser have adopted policies and procedures that require all employees to safeguard proprietary information of the Funds, which includes information relating to the Funds' portfolio holdings as well as portfolio trading activity of the Adviser with respect to the Funds (collectively, "Portfolio Holdings Information"). In addition, the Funds and the Adviser have adopted policies and procedures that provide that Portfolio Holdings Information may not be disclosed except to the extent that it is (a) made available generally to the public by posting on the Funds' Website or filed as part of a required filing on Form N-Q or N-CSR, (b) provided to a third party for legitimate business purposes or regulatory purposes, as described below. The Adviser will examine each situation under (b) with a view to determine that release of the information is in the interest of the Funds and their shareholders and, if a potential conflict between the Adviser's interests and the Funds' interests arises, to have such conflict resolved by the Chief Compliance Officer or the Independent Board of Directors. These policies further provide that no officer of the Corporation or employee of the Adviser shall communicate with the media about the Funds without obtaining the advance consent of the Chief Executive Officer, Chief Operating Officer or General Counsel of the Adviser.

Under the foregoing policies, the Funds currently may disclose Portfolio Holdings Information in the circumstances outlined below. Disclosure generally may be either on a monthly or quarterly basis with no time lag in some cases and with a time lag of up to 60 days in other cases (with the exception of proxy voting services which require a regular download of data):

         (1) To regulatory authorities in response to requests for such information and with the approval of the Chief Compliance Officer of the Funds;

         (2) To mutual fund rating and statistical agencies and to persons performing similar functions where there is a legitimate business purpose for such disclosure and such entity has agreed to keep such data confidential;

         (3) To service providers of the Funds, which are necessary for the performance of their services to the Funds and to the Board of Directors of the Corporation; the Funds' current service providers are its administrator, transfer agent, Custodian, independent registered public accounting firm and legal counsel.

         (4)      To  firms  providing  proxy  voting  or other  proxy  services
                  provided   such   person   has   agreed   to  keep  such  data
                  confidential;

         (5) To certain broker-dealers, investment advisers and other financial intermediaries for purposes of their performing due diligence on the Funds and not for dissemination of this information to their clients or use of this information to conduct trading for their clients. Disclosure of Portfolio Holdings Information in these circumstances requires the broker-dealer or financial intermediary to agree to keep such information confidential and is further subject to prior approval of the Chief Compliance Officer of the Funds and shall be reported to the Board at the next quarterly meeting;

         (6) To consultants for purposes of performing analysis of the Funds which analysis (but not the Portfolio Holdings Information) may be used by the consultant with its clients or disseminated to the public provided that such entity shall have agreed to keep such information confidential.

Under the Fund's policies described in Item 2 above, the following entities receive information about the portfolio holdings including information derived from the portfolio:

  (1) Lipper, Inc. receives information derived from the portfolio monthly, with one (1) day lag, and the
  (2) Investment   Company  Institute  receives  information  derived  from  the portfolio monthly, with up to a ten (10) business day lag.

Disclosures made pursuant to a confidentiality agreement are subject to periodic confirmation by the Chief Compliance Officer of the Funds that the recipient has utilized such information solely in accordance with the terms of the agreement. Neither the Funds nor the Adviser, nor any of its affiliates will accept on behalf of itself, its affiliates or Funds any compensation or other consideration in connection with the disclosure of portfolio holdings of the Funds. The Board of Directors will review such arrangements annually with the Funds' Chief Compliance Officer.

                             DIRECTORS AND OFFICERS

Under Maryland law, the Corporation's Board of Directors is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Board of Directors also elects the Funds' officers who conduct the daily business of the Funds. Information pertaining to the Directors and executive officers of the Corporation is set forth below.


                                                   NUMBER
                                                    OF
                                       TERM OF    FUNDS IN
                                       OFFICE      FUND
                                        AND       COMPLEX
                                       LENGTH    OVERSEEN
         NAME, POSITION(S)             OF TIME       BY            PRINCIPAL OCCUPATION(S)           OTHER DIRECTORSHIPS
        ADDRESS 1 AND AGE              SERVED     DIRECTOR         DURING PAST FIVE YEARS             HELD BY DIRECTOR

 INTERESTED DIRECTORS(4,5):
 MARIO J. GABELLI                     Since           24        Chairman of the Board, Chief          Director of Morgan Group
 Director and Chairman of the          1991                     Executive Officer of GAMCO            Holdings, Inc. (holding
 Board                                                          Investors, Inc. and Chief             company)
 Age: 63                                                        Investment Officer  - Value
                                                                Portfolios of Gabelli Funds, LLC
                                                                and GAMCO Asset Management Inc.;
                                                                Chairman and Chief Executive
                                                                Officer of Lynch Interactive
                                                                Corporation (multimedia and
                                                                services)

 JOHN D. GABELLI                      Since           10        Senior Vice President of Gabelli &              ---
 Director                              1991                     Company, Inc.
 Age: 61


                                                   NUMBER
                                                    OF
                                       TERM OF    FUNDS IN
                                       OFFICE      FUND
                                        AND       COMPLEX
                                       LENGTH    OVERSEEN
         NAME, POSITION(S)             OF TIME       BY            PRINCIPAL OCCUPATION(S)           OTHER DIRECTORSHIPS
        ADDRESS 1 AND AGE              SERVED     DIRECTOR         DURING PAST FIVE YEARS             HELD BY DIRECTOR

NON-INTERESTED DIRECTORS:
ANTHONY J. COLAVITA                 Since 1991        34        Partner in the law firm of Anthony              ---
Director                                                        J. Colavita, P.C.
Age: 70

VINCENT D. ENRIGHT                  Since 1991        14        Former Senior Vice President and         Director of Aphton
Director                                                        Chief Financial Officer of KeySpan          Corporation
Age: 62                                                         Energy Corporation                      (biopharmaceuticals)


ROBERT J. MORRISSEY                 Since 1991         7        Partner in the law firm of                      ---
Director                                                        Morrissey, Hawkins & Lynch
Age: 66

ANTHONY R. PUSTORINO                Since 1991        14        Certified Public Accountant;             Director of Lynch
Director                                                        Professor Emeritus, Pace              Corporation (diversified
Age: 80                                                         University                                 manufacturing)

ANTHONIE C. VAN EKRIS               Since 1991        18        Chairman of BALMAC International,    Director of Aurado Energy
Director                                                        Inc. (commodities and futures            Inc. (oil and gas
Age: 71                                                         trading)                                    operations)

SALVATORE J. ZIZZA                  Since 2001        25        Chairman, Hallmark Electrical         Director of Hollis Eden
Director                                                        Supplies Corp.                       Pharmaceuticals; Director
Age: 60                                                                                                 of Earl Scheib, Inc.
                                                                                                       (automotive services)




                                       TERM OF
                                       OFFICE
                                        AND
                                       LENGTH
         NAME, POSITION(S)             OF TIME           PRINCIPAL OCCUPATION(S)
        ADDRESS 1 AND AGE              SERVED            DURING PAST FIVE YEARS

OFFICERS:
BRUCE N. ALPERT                    Since 2003    Executive Vice President and Chief Operating  Officer of Gabelli Funds,  LLC
President and Principal                          since 1988 and an officer of all the registered  investment companies in the
Financial Officer                                Gabelli Funds Complex.  Director and President of Gabelli Advisers, Inc.
Age: 54

JAMES E. MCKEE                     Since 1995    Vice  President,  General  Counsel and  Secretary of GAMCO  Investors,  Inc.
Secretary                                        since 1999 and GAMCO Asset  Management Inc. since 1993;  Secretary of all of
Age: 42                                          the registered investment companies in the Gabelli Funds complex.

SPECIAL POSITIONS:

PETER D. GOLDSTEIN                 Since 2004    Director of Regulatory  Affairs at GAMCO  Investors,  Inc. since 2004. Chief
Chief Compliance Officer                         Compliance  Officer of all of the  registered  investment  companies  in the
Age:  52                                         Gabelli Funds  complex.  Vice  President of Goldman  Sachs Asset  Management
                                                 from 2000 - 2004; Deputy General Counsel of GAMCO Investors,  Inc. from 1998
                                                 - 2000.

(1) Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
(2) Each Director will hold office for an indefinite  term until the earliest of
    (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Company's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he resigns or retires or until his successor is elected and qualified.
(3) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, (i.e. public companies) or other investment companies registered under the 1940 Act.
(4) "Interested person" of the Fund as defined in the 1940 Act. Mario J. Gabelli and John D. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC, which acts as investment adviser to the Funds. Mario J. Gabelli and John D. Gabelli are brothers.
(5) Effective November 16, 2005, Mr. Pohl resigned from the Board of Directors and now is a Director Emeritus.


STANDING BOARD COMMITTEES

The Board of Directors has established three standing committees in connection with their governance of the Corporation - Audit, Nominating and Proxy Voting.

The Corporation's Audit Committee consists of two members: Messrs. Pustorino (Chairman) and Enright, who are not "interested persons" of the Corporation as defined in the 1940 Act. The Audit Committee operates pursuant to a Charter that was most recently reviewed and approved by the Board of Directors of the Corporation on February 16, 2005. As set forth in the Charter, the function of the Audit Committee is oversight; it is managements' responsibility to maintain appropriate systems for accounting and internal control and it is the independent accountants' responsibility to plan and carry out an audit. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and practices of the Corporation, its internal controls, and as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Fund's financial statements and the audit thereof and to act as a liaison between the Board of Directors and the Corporation's independent accountants. During the fiscal year ended September 30, 2005, the Audit Committee met twice.

The Corporation's Nominating Committee consists of two members: Messrs. Colavita (Chairman) and Morrissey, who are not "interested persons" of the Corporation as defined in the 1940 Act. The Nominating Committee is responsible for selecting and recommending qualified candidates to the full Board of Directors in the event that a position is vacated or created. The Nominating Committee would consider recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Corporation. The Nominating Committee met once during the fiscal year ended September 30, 2005. The Corporation does not have a standing compensation committee.

The Proxy Voting Committee consists of three members: Messrs. Pustorino (Chairman), Morrissey and Zizza, who are not "interested persons" of the Corporation as defined in the 1940 Act. Under certain circumstances and pursuant to specific procedures and guidelines, the Proxy Voting Committee will, in place of the Corporation's Adviser, exercise complete control and discretion over the exercise of all rights to vote or consent with respect to certain securities owned by the Funds. The Proxy Voting Committee meets periodically on an as needed basis to consider such matters did not meet during the fiscal year ended September 30, 2005.

DIRECTOR OWNERSHIP OF FUND SHARES

Set forth in the table below is the dollar range of equity securities in the Funds beneficially owned by each Director and the aggregate dollar range of equity securities in the Fund complex beneficially owned by each Director.


                                                                                  DOLLAR RANGE OF   AGGREGATE DOLLAR
                                                                                  EQUITY            RANGE OF EQUITY
                                                                                  SECURITIES HELD   SECURITIES HELD IN
    NAME OF DIRECTOR                                   FUND                       IN EACH FUND*     FUND COMPLEX*
    ----------------                                   ----                       ------------      ------------
    INTERESTED
    DIRECTORS:

    Mario J. Gabelli             The Gabelli Equity Income Fund                          E
                                 The Gabelli Small Cap Growth Fund                       E                   E
                                 The Gabelli Woodland Small Cap Value Fund               E

    John D. Gabelli              The Gabelli Equity Income Fund                          B
                                 The Gabelli Small Cap Growth Fund                       D                   E
                                 The Gabelli Woodland Small Cap Value Fund               B



                                                                                  DOLLAR RANGE OF   AGGREGATE DOLLAR
                                                                                  EQUITY            RANGE OF EQUITY
                                                                                  SECURITIES HELD   SECURITIES HELD IN
    NAME OF DIRECTOR                                   FUND                       IN EACH FUND*     FUND COMPLEX*
    ----------------                                   ----                       ------------      ------------
    NON-INTERESTED
    DIRECTORS:

    Anthony J. Colavita**        The Gabelli Equity Income Fund                          D
                                 The Gabelli Small Cap Growth Fund                       D                    E
                                 The Gabelli Woodland Small Cap Value Fund               B

    Vincent D. Enright           The Gabelli Equity Income Fund                          D
                                 The Gabelli Small Cap Growth Fund                       D                    E
                                 The Gabelli Woodland Small Cap Value Fund               B

    Robert J. Morrissey          The Gabelli Equity Income Fund                          C
                                 The Gabelli Small Cap Growth Fund                       C                    E
                                 The Gabelli Woodland Small Cap Value Fund               A

    Anthony R. Pustorino**       The Gabelli Equity Income Fund                          B
                                 The Gabelli Small Cap Growth Fund                       D                    E
                                 The Gabelli Woodland Small Cap Value Fund               C

    Anthonie C. van Ekris**      The Gabelli Equity Income Fund                          A
                                 The Gabelli Small Cap Growth Fund                       A                    E
                                 The Gabelli Woodland Small Cap Value Fund               A

    Salvatore J. Zizza           The Gabelli Equity Income Fund                          A
                                 The Gabelli Small Cap Growth Fund                       A                    E
                                 The Gabelli Woodland Small Cap Value Fund               A
--------------
*    KEY TO DOLLAR RANGES- INFORMATION AS OF DECEMBER 31, 2005
A.    None
B.    $1 - $10,000
C.    $10,001 - $50,000
D.    $50,001 -  $100,000

                                       26

E.   Over $100,000

** Mr. Colavita and Mr. Pustorino each beneficially owns less than 1% of the common stock of Lynch Corporation having a value of $11,005 and $12,408, respectively, as of December 31, 2005. Mr. van Ekris beneficially owns less than 1% of the common stock of (1) Lynch Corporation having a value of $13,200 as of December 31, 2005 and (ii) Lynch Interactive Corporation having a value of $52,176 as of December 31, 2005. Lynch Corporation and Lynch Interactive Corporation may be deemed to be controlled by Mario J. Gabelli and/or affiliates and in that event would be deemed to be under common control with the Fund's Adviser.

DIRECTOR AND OFFICER COMPENSATION

No director, officer or employee of Gabelli & Company, Inc. ("Gabelli & Company" or the "Distributor"), the Adviser or an affiliated Company receives any compensation from the Funds for serving as an officer or Director of the Company. The Corporation pays each Director who is not an employee of the Adviser or an affiliated company an annual fee of $6,000 and $1,000 for each regular meeting of the Board of Directors attended by the Director, and reimburses Directors for certain travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Corporation pays each Director serving as a member of the Audit, Proxy and Nominating Committees a fee of $500 per meeting. Directors and officers of the Fund who are employed by the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

The following table sets forth certain information regarding the compensation of the Corporation's directors. Except as disclosed below, no principal officer or person affiliated with the Fund received compensation from the Corporation for the fiscal year ended September 30, 2005 in excess of $60,000.

COMPENSATION TABLE - AGGREGATE COMPENSATION FROM REGISTRANT (FISCAL YEAR)


-----------------------------------------------------------------------------------------------------------------------
                                                                                             Total Compensation
                                                                                          From the Corporation and
             Name of Person,                     Aggregate Compensation From                  Fund Complex Paid
                 POSITION                              THE CORPORATION                          TO DIRECTORS*
                 --------                              ---------------                          ------------
-----------------------------------------------------------------------------------------------------------------------
Mario J. Gabelli
   Director and Chairman of the Board                   $0                                   $0            (24)
-----------------------------------------------------------------------------------------------------------------------
Anthony J. Colavita
   Director                                             $10,042                              $212,473      (37)
-----------------------------------------------------------------------------------------------------------------------
Vincent D. Enright
   Director                                             $11,115                              $80,617       (14)
-----------------------------------------------------------------------------------------------------------------------
John D. Gabelli
   Director                                             $0                                   $0            (10)
-----------------------------------------------------------------------------------------------------------------------
Robert J. Morrissey
   Director                                             $10,083                              $52,261       (10)
-----------------------------------------------------------------------------------------------------------------------
Anthony R. Pustorino
   Director                                             $11,088                              $147,261      (17)
-----------------------------------------------------------------------------------------------------------------------
Anthonie C. van Ekris
   Director                                             $10,075                              $105,378      (21)
-----------------------------------------------------------------------------------------------------------------------
Karl Otto Pohl**
   Director                                             $0                                   $7,571        (35)
-----------------------------------------------------------------------------------------------------------------------
Salvatore J. Zizza
   Director                                             $10,062                              $143,962      (25)
-----------------------------------------------------------------------------------------------------------------------
--------------------------------------
*        Represents the total compensation paid to such persons for the calendar year ended December 31, 2005. The  parenthetical  number represents the number of investment  companies  (including  the Funds) from which such person receives  compensation and which are considered part of the same
         "fund  complex" as the Funds  because  they have  common or  affiliated investment advisers.
**       Mr. Pohl resigned from the Board of Directors on November 16, 2005  and now serves as Director Emeritus.

CODE OF ETHICS

The Corporation, its Adviser and principal underwriter have adopted a code of ethics (the "Code of Ethics") under Rule 17j-1 of the 1940 Act. The Code of
Ethics permits personnel, subject to the Code of Ethics and its restrictive provisions, to invest in securities, including securities that may be purchased or held by one or more of the Funds.

PROXY VOTING POLICIES

The Corporation, on behalf of the Funds, has delegated the voting of portfolio securities to Gabelli Funds, LLC in its capacity as the Funds' investment adviser. The Adviser has adopted proxy voting policies and procedures (the "Proxy Voting Policy") for the voting of proxies on behalf of client accounts for which the Adviser has voting discretion, including the Funds. Under the Proxy Voting Policy, portfolio securities held by a Fund are to be voted in the best interests of that Fund.

Normally, the Adviser exercises proxy voting discretion on particular types of proposals in accordance with guidelines (the "Proxy Guidelines") set forth in the Proxy Voting Policy. The Proxy Guidelines address, for example, proposals to elect the board of directors, to classify the board of directors, to select auditors, to issue blank check preferred stock, to use confidential ballots, to eliminate cumulative voting, to require shareholder ratification of poison pills, to support fair price provisions, to require a supermajority shareholder vote for charter or bylaw amendments, to provide for director and officer indemnification and liability protection, to increase the number of authorized shares of common stock, to allow greenmail, to limit shareholders' rights to call special meetings, to consider nonfinancial effects of a merger, to limit shareholders' rights to act by written consent, to approve executive and director compensation plans (including golden parachutes), to limit executive and director pay, to approve stock option plans, to opt in or out of state takeover statutes and to approve mergers, acquisitions, corporate restructuring, spin-offs, buyouts, assets sales or liquidations.

A Proxy Committee comprised of senior representatives of the Adviser and its affiliated investment advisers has the responsibility for the content, interpretation and application of the Proxy Guidelines. In general, the Director of Proxy Voting Services, using the Proxy Guidelines, recommendations of Institutional Shareholder Services, Inc. ("ISS"), other third-party services and the analysts of Gabelli & Company, Inc., will determine how to vote on each issue. For non-controversial matters, the Director of Proxy Voting Services may vote the proxy if the vote is (1) consistent with the recommendations of the issuer's board of directors and not contrary to the Proxy Guidelines; (2) consistent with the recommendations of the issuer's board of directors and is a non-controversial issue not covered by the Proxy Guidelines; or (3) the vote is contrary to the recommendations of the issuer's board of directors but is consistent with the Proxy Guidelines.

All matters identified by the Chairman of the Committee, the Director of Proxy Voting Services or the Adviser's Legal Department as controversial, taking into account the recommendations of ISS or other third party services and the analysts of Gabelli & Company, Inc., will be presented to the Proxy Voting
Committee. If the Chairman of the Committee, the Director of Proxy Voting Services or the Adviser's Legal Department has identified the matter as one that
(1) is controversial; (2) would benefit from deliberation by the Proxy Voting Committee; or (3) may give rise to a conflict of interest between the Adviser and its clients, the Chairman of the Committee will initially determine what vote to recommend that the Adviser should cast and the matter will go before the Committee.

For matters submitted to the Committee, each member of the Committee will receive, prior to the meeting, a copy of the proxy statement, any relevant third party research, a summary of any views provided by the Chief Investment Officer and any recommendations by Gabelli & Company, Inc. analysts. The Chief Investment Officer or the Gabelli & Company, Inc. analysts may be invited to present their viewpoints. If the Adviser's Legal Department believes that the matter before the Committee is one with respect to which a conflict of interest may exist between the Adviser and its clients, legal counsel will provide an opinion to the Committee concerning the conflict. If legal counsel advises that the matter is one in which the interests of the clients of the Adviser may diverge, the Committee may make different recommendations as to different clients. For any matters where the recommendation may trigger appraisal rights, counsel will advise concerning the likely risks and merits of such an appraisal action.

Where a proxy proposal raises a material conflict between the interests of the Fund shareholders on the one hand, and those of the Fund's Adviser, the principal underwriter or other principal underwriter on the other hand, the conflict will be brought to the Proxy Voting Committee to determine a resolution. The Proxy Voting Committee may determine to resolve such conflicts itself, may ask the independent Directors of the relevant Funds to vote the proxies, which would potentially include the Proxy Voting Committees, or may delegate the voting of such proxies to an independent person.

Each matter submitted to the Committee will be determined by the vote of a majority of the members present at the meeting. Should the vote concerning one or more recommendations be tied in a vote of the Committee, the Chairman of the Committee will break the tie. The Committee will notify the proxy department of its decisions and the proxies will be voted accordingly.

The Corporation is required to file Form N-PX with each Fund's complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The filing for each Fund is available without charge, upon request, by calling toll-free (800) 422-3554 and on the SEC's website at www.sec.gov.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of January 9, 2006, the following persons were known to own of record or beneficially 5% or more of any of the Funds' outstanding shares:

-----------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                            % OF CLASS        NATURE OF OWNERSHIP
-----------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND:

Class AAA        Charles Schwab & Co., Inc.                               8.20%                  Record
                 Special Custody Acct FBO
                 Exclusive Benefit of Customers
                 Attn Mutual Funds
                 101 Montgomery Street
                 San Francisco, CA 94104-4122

                 National Automobile Dealers & Assoc                     17.90%                  Record
                 Retirement Trust
                 8400 Westpark Dr.
                 McLean, VA 22102-5116

Class A          Ophthalmic Physicians                                    5.72%                  Record
                 Of Monmouth PA Pension
                 Plan & Trust
                 Mark L. Engel MD TTEE
                 733 North Beers St.
                 Holmdel, NJ 07733-1528

Class B          A.G. Edwards & Sons, Inc.                               18.38%                  Record
                 Custodian for Michael Farenga
                 Rollover IRA Account
                 7725 NE 8 Court
                 Boca Raton, FL 33487-1717

                 Oppenheimer & Co., Inc. Custodian                       17.43%                  Record
                 FBO Margo Rosenthal Sep IRA
                 6296 Quaker Hill Drive
                 West Bloomfield, MI 48322-3113

                 Stifel Nicolaus & Co., Inc.                             16.74%                  Record
                 Thomas W. Rodman
                 501 North Broadway
                 St. Louis, MO 63102-2131


-----------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                            % OF CLASS        NATURE OF OWNERSHIP
-----------------------------------------------------------------------------------------------------------
                 Stifel Nicolaus & Co., Inc.                              5.40%                  Record
                 Raymond & Sandra Stone Rev Liv
                 501 North Broadway
                 St. Louis, MO 63102-2131

                 Pershing LLC.                                           11.05%                  Record
                 P.O. Box 2052
                 Jersey City, NJ 07303-2052

                 Pershing LLC.                                            5.94%                  Record
                 P.O. Box 2052
                 Jersey City, NJ 07303-2052


EQUITY INCOME FUND:

Class AAA        Charles Schwab & Co., Inc.                              21.43%                  Record
                 Special Custody Acct FBO
                 Exclusive Benefit of Customers
                 Attn Mutual Funds
                 101 Montgomery Street
                 San Francisco, CA 94104-4122

Class B          Pershing LLC                                             7.13%                  Record
                 P.O. Box 2052
                 Jersey City, NJ 07303-2052

                 Morgan Stanley DW Inc. Cust for                         48.74%*                 Record
                 Nicholas A. Reichert
                 P.O. Box 250 Church Street Station
                 New York, NY 10008-0250

                 Raymond James & Assoc., Inc.                            38.89%*                 Record
                 FBO Webb IRA
                 880 Carillon Pkwy.
                 St. Petersburg, FL 33716-1100


WOODLAND SMALL CAP VALUE FUND:

Class A          Susan S. Oblon, Trustee                                 55.42%*                 Record
                 Susan S. Oblon Revoc. Trust
                 Norman Oblon POA
                 11201 Tara Rd.
                 Potomac, MD 20854-13451

-----------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                            % OF CLASS        NATURE OF OWNERSHIP
-----------------------------------------------------------------------------------------------------------
                 State Street Bank & Trust Co.                           23.19%                  Record
                 Cust for the Sep IRA A/C
                 Kenneth A. Hritz
                 9166 Shetler Rd.
                 Lima, NY 14485-9311

                 First Clearing, LLC                                      8.26%                  Record
                 Nicholas A. Shiftan
                 P.O. Box 2602 La Jolla, CA 92038-2602

Class B          GAMCO Investors, Inc.                                  100.00%*                 Beneficial
                 Attn: Chief Financial Officer
                 One Corporate Center
                 Rye, NY 10580-1422

Class C          Southwest Securities Inc                                12.53%                  Record
                 Carl V. Bostrom
                 P.O. Box 509002 Dallas, TX 75250-9002

                 Raymond James & Assoc. Inc.                              9.60%                  Record
                 FBO Weaver Patrick
                 880 Carillon Pkwy
                 St. Petersburg, FL 33716-1100

                 Raymond James & Assoc. Inc.                             21.60%                  Record
                 FBO Seta Trust
                 880 Carillon Pkwy
                 St. Petersburg, FL 33716-1100

                 Raymond James & Assoc. Inc.                              8.66%                  Record
                 FBO Harris IRA
                 880 Carillon Pkwy
                 St. Petersburg, FL 33716-1100

                 Raymond James & Assoc. Inc.                              5.31%                  Record
                 FBO Backey IRA
                 880 Carillon Pkwy
                 St. Petersburg, FL 33716-1100

-----------------------------------
*  Beneficial   ownership  is   disclaimed.   Beneficial   ownership  of  shares
representing 25% or more of the outstanding shares of the Funds may be deemed to have control, as that term is defined in the 1940 Act.

         As of January 9, 2006, the Officers and Directors of the Funds, as a group, owned less than 1% of the Small Cap Growth Fund, the Equity Income Fund and the Woodland Small Cap Value Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISER

The Adviser is a New York limited liability company which serves as Adviser to 15 open-end investment companies and 7 closed-end investment companies with aggregate assets in excess of $13.2 billion as of September 30, 2005. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Mr. Mario J. Gabelli may be deemed a "controlling person" of the Adviser on the basis of his controlling interest in GAMCO Investors, Inc. ("GBL"), the parent company of the Adviser. The Adviser has several affiliates that provide investment advisory services: GAMCO Asset Management Inc. ("GAMCO"), acts as investment adviser for individuals, pension trusts, profit-sharing trusts and endowments and as sub-adviser to management investment companies had assets under management of approximately of $13.1 billion as of September 30, 2005. Gabelli Advisers, Inc. acts as investment adviser to the Westwood Funds with assets under management of approximately $416 million as of September 30, 2005; Gabelli Securities, Inc. acts as investment adviser to certain alternative investments products, consisting primarily of risk arbitrage and merchant banking limited partnerships and offshore companies, with assets under management of approximately $745 million as of September 30, 2005; and Gabelli Fixed Income, LLC acts as investment adviser for separate accounts having assets under management of approximately $10.5 million as of September 30, 2005. Each of the forgoing companies is a subsidiary of GBL.

Affiliates of the Adviser may, in the ordinary course of their business, acquire for their own account or for the accounts of their advisory clients, significant (and possibly controlling) positions in the securities of companies that may also be suitable for investment by the Funds. The securities in which the Funds might invest may thereby be limited to some extent. For instance, many companies in the past several years have adopted so-called "poison pill" or other defensive measures designed to discourage or prevent the completion of non-negotiated offers for control of the company. Such defensive measures may have the effect of limiting the shares of the company which might otherwise be acquired by the Funds if the affiliates of the Adviser or their advisory accounts have or acquire a significant position in the same securities. However, the Adviser does not believe that the investment activities of its affiliates will have a material adverse effect upon the Funds in seeking to achieve their respective investment objectives. Securities purchased or sold pursuant to contemporaneous orders entered on behalf of the investment company accounts of the Adviser or the advisory accounts managed by its affiliates for their unaffiliated clients are allocated pursuant to principles believed to be fair and not disadvantageous to any such accounts. In addition, all such orders are accorded priority of execution over orders entered on behalf of accounts in which the Adviser or its affiliates have a substantial pecuniary interest. The Adviser may on occasion give advice or take action with respect to other clients that differs from the actions taken with respect to the Funds. The Funds may invest in the securities of companies which are investment management clients of GAMCO. In addition, portfolio companies or their officers or directors may be minority shareholders of the Adviser or its affiliates.

Pursuant to each investment advisory contract ("Investment Advisory Contracts"), which was initially approved by each Fund's sole shareholder on October 2, 1991 for the Small Cap Growth Fund, December 9, 1991 for the Equity Income Fund and December 31, 2002 for the Woodland

Small Cap Value Fund, the Adviser furnishes a continuous investment program for each Fund's portfolio, makes the day-to-day investment decisions for each Fund, arranges the portfolio transactions for each Fund and generally manages each Fund's investments in accordance with the stated policies of each Fund, subject to the general supervision of the Board of Directors of the Corporation. As compensation for its services and related expenses borne by the Adviser, each Fund is contractually obligated to pay the Adviser a fee equal to 1.00% per year of the value of each Fund's average daily net assets.

                                  Advisory Fees
                         For the Year Ended September 30

                                         2005            2004           2003
Equity Income Fund                   $4,550,011      $3,186,312     $2,360,531
Small Cap Growth Fund                $6,897,602      $6,144,534     $4,715,146
Woodland Small Cap Value Fund       $62,004 (1)      $29,230(1)  $9,547(1)(2)

                      (1) Amount reflects advisory fees prior to reimbursement of expenses by the Adviser. (2) From commencement of operations on December 31, 2002.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Woodland Small Cap Value Fund to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at certain specified levels. Pursuant to this agreement, the Adviser reimbursed expenses of the Fund in the amount of $61,198 and $115,018 for the fiscal years ended September 30, 2005 and 2004, respectively, and $124,599 for the period from the Fund's commencement of operations on December 31, 2002 through September 30, 2003. This arrangement will continue until at least through September 30, 2006. In addition, the Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed 2.00%, 2.00%, 2.75%, 2.75% and 1.75% on an annualized basis for Class AAA, Class A, Class B, Class C, and Class I Shares, respectively.

The Investment Advisory Contracts were most recently approved by the Directors, including a majority of the Directors who are not parties to the Investment Advisory Contracts or "interested persons" (as such term is defined in the 1940 Act") of any party thereto on February 16, 2005. At that meeting, the Board of Directors reviewed the written and oral presentations provided by the Adviser in connection with the Directors' consideration of the Investment Advisory Contracts. The Directors also reviewed their responsibilities under applicable law. The Directors considered, in particular, the level of each Fund's contractual advisory fee rate and the actual total expense ratio borne by each Fund and compared the information on these matters to similar information for unrelated mutual funds of a comparable size and investment program. The Board also reviewed the  profitability of the contracts  to  the  Adviser,  additional revenues to the Advisor's affiliates from each Fund's distribution plans, sales loads and from portfolio trading commissions, each Fund's absolute and comparative investment performance and the nature and quality of the services provided to each Fund by the Adviser and its affiliates. The independent Directors met separately to discuss this information. Based on their consideration the independent Directors recommended to the full Board, and each of the Directors present at the meeting determined, to renew each of the Investment Advisory Contracts. A discussion regarding the basis of the Board of Directors' approval of the Advisory Contracts is available in the Fund's semi-annual report to shareholders for the period ended March 31, 2005.


Under each Investment Advisory Contract, the Adviser (i) provides the Funds with the services of persons competent to perform such supervisory, administrative, and clerical functions as are necessary to provide efficient administration of the Funds, including maintaining certain books and records and overseeing the activities of the Funds Custodian and Transfer Agent; (ii) oversees the performance of administrative and professional services provided to the Funds by others, including the Funds' Sub-Administrator and the Funds' Custodian, Transfer Agent and Dividend Disbursing Agent, as well as accounting, auditing and other services performed for the Funds; (iii) provides the Funds with adequate office space and facilities: (iv) supervises preparation of, but does not pay for the periodic updating of the Funds' registration statement, Prospectuses and SAI, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, the Funds' tax returns and reports to the Funds' shareholders and the SEC; (v) supervises, but does not pay for, the calculation of the net asset value of shares of the Funds; (vi) prepares, but does not pay for, all filings under state "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or their shares under such laws; and (vii) prepares notices and agendas for meetings of the Corporation's Board of Directors and minutes of such meetings in all matters required by applicable law to be acted upon by the Board.

The cost of calculating each Fund's net asset value is an expense payable by the Corporation pursuant to the Investment Advisory Contracts. To the extent that a portion of the sub-administration fee is used to pay for personnel and equipment related to the calculating the net asset value, each Fund will reimburse the Adviser for such expenses. During the fiscal year ended September 30, 2005, the Funds reimbursed the Adviser $42,450, $42,450 and $0 for the Small Cap Growth Fund, Equity Income Fund and Woodland Small Cap Value Fund, respectively, in connection with the cost of computing each Fund's net asset value.

Each Investment Advisory Contract provides that absent willful misfeasance, bad faith, gross negligence or reckless disregard of its duty, the Adviser and its employees, officers, directors and controlling persons are not liable to the Funds or any of their investors for any act or omission by the Adviser or for any error of judgment or for losses sustained by the Funds. However, the Contract provides that each Fund is not waiving any rights it may have with respect to any violation of law which cannot be waived. The Contract also provides indemnification for the Adviser and each of these persons for any conduct for which they are not liable to the Funds. The Investment Advisory Contract in no way restricts the Adviser from acting as adviser to others. The Funds have agreed by the terms of the Investment Advisory Contract that the word "Gabelli" in its name is derived from the name of the Adviser which in turn is derived from the name of Mario J. Gabelli; that such name is the property of the Adviser for copyright and/or other purposes; and that therefore, such name may freely be used by the Adviser for other investment companies, entities or products. The Funds have further agreed that in the event that for any reason, the Adviser ceases to be its investment adviser, the Funds will, unless the Adviser otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include "Gabelli."


By its terms, the Contract will remain in effect from year to year, provided each such annual continuance is specifically approved by the Corporation's Board of Directors or by a "majority" (as defined in the 1940 Act) vote of its shareholders and, in either case, by a majority vote of the Directors who are not parties to the Contract or interested persons of any such party, cast in person at a meeting called specifically for the purpose of voting on the Contract. The Contract is terminable without penalty by the Fund on sixty days written notice when authorized either by a majority vote of its outstanding voting shares or by a vote of a majority of its Board of Directors, or by the Adviser on sixty days' written notice, and will automatically terminate in the event of its "assignment" as defined by the 1940 Act.

PORTFOLIO MANAGER INFORMATION

OTHER ACCOUNTS MANAGED

The information below provides summary information regarding other accounts for which the portfolio manager is primarily responsible for the day-to-day management during the fiscal year ended September 30, 2005.

Small Cap Growth Fund, Equity Income Fund and Woodland Small Cap Value Fund:


                                                                                    # of Accounts
                                                      Total                          Managed with
                                                      # of                           Advisory Fee     Total Assets with
                                   TYPE OF          Accounts          TOTAL            Based on       Advisory Fee Based
 Name of Portfolio Manager        ACCOUNTS           Managed         ASSETS          Performance      on Performance
Mario J. Gabelli             Registered                24            $12.6B*              6                $4.5B
                             Investment
                             Companies:
                             Other Pooled              20             $1.1B               19               $751.2M
                             Investment
                             Vehicles:
                             Other Accounts:          1,908          $10.5B               5                $1.4B
Elizabeth M. Lilly           Registered                 0               0                 0                     0
                             Investment
                             Companies:
                             Other Pooled               0               0                 0                     0
                             Investment
                             Vehicles:
                             Other Accounts:           10            $109.8M              0                     0

     *Represents the portion of assets for which the portfolio manager has primary responsibility in the accounts indicated. The accounts indicated may contain additional assets under the primary responsibility of other portfolio managers.

POTENTIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when the portfolio manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

ALLOCATION OF LIMITED TIME AND ATTENTION. Because the portfolio manager manages many accounts, he/she may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if he were to devote substantially more attention to the management of only a few accounts.

ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, the Funds may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts or other accounts managed primarily by other portfolio managers of the Adviser and its affiliates.

PURSUIT OF DIFFERING STRATEGIES. At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he/she exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his/her accounts.

SELECTION OF BROKER/DEALERS. Because of Mr. Gabelli's position with the Funds' Distributor and his indirect majority ownership interest in the Distributor, he may have an incentive to use the Distributor to execute portfolio transactions for the Funds even if using the Distributor is not in the best interest of the Funds.

VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the accounts that he/she manages. If the structure of the Adviser's management fee or the portfolio manager's compensation differs among accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager may be motivated to favor certain funds or accounts over others. The portfolio manager also may be motivated to favor funds or accounts in which he/she has an investment interest, or in which the Adviser or its affiliates have investment interests. In Mr. Gabelli's case, the Adviser's compensation (and expenses) for the Funds are marginally greater as a percentage of assets than for certain other accounts and are less than for certain other accounts managed by Mr. Gabelli, while his personal compensation structure varies with near-term performance to a greater degree in certain performance fee based accounts than with non-performance based accounts. In addition, he has investment interests in several of the funds managed by the Adviser and its affiliates. Ms. Lilly has investment interests in the mutual fund accounts.

The Adviser and the Funds have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and address every situation in which an actual or potential conflict may arise.

COMPENSATION STRUCTURE FOR ELIZABETH M. LILLY

The compensation of portfolio managers for the Gabelli Funds is structured to enable the Adviser to attract and retain highly qualified professionals in a competitive environment. Ms. Lilly receives a compensation package that includes a minimum draw or base salary, equity-based incentive compensation via awards of stock options, and incentive-based variable compensation based on a percentage of net revenue received by the Adviser for managing the Woodland Small Cap Value Fund and separate accounts to the extent that the amount exceeds a minimum level of compensation. Net revenues are determined by deducting from gross investment management fees certain of the firm's expenses (other than the respective portfolio manager's compensation) allocable to the Gabelli Woodland Small Cap Value Fund. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. Equity-based incentive compensation is based on an evaluation by the Adviser's parent, GAMCO Investors, Inc., of quantitative and qualitative performance evaluation criteria.

COMPENSATION STRUCTURE FOR MARIO J. GABELLI


Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by the Adviser for managing the Equity Income Fund and Small Cap Growth Fund. Net revenues are determined by deducting from gross investment management fees the firm's expenses (other than Mr. Gabelli's compensation) allocable to the Fund. Additionally, he receives similar incentive-based variable compensation for managing other accounts within the firm. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. One of the other registered investment companies managed by Mr. Gabelli has a performance (fulcrum) fee arrangement for which his compensation is adjusted up or down based on the performance of the investment company relative to an index. Five closed-end registered investment companies managed by Mr. Gabelli have arrangements whereby the Adviser will only receive its investment advisory fee attributable to the liquidation value of outstanding preferred stock (and Mr. Gabelli would only receive his percentage of such advisory fee) if certain performance levels are met. Mr. Gabelli manages other accounts with performance fees. Compensation for managing these accounts has two components. One component of the fee is based on a percentage of net revenues received by the Adviser for managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of such performance fee is paid to Mr. Gabelli. As an executive officer of the Adviser's parent company, GBL, Mr. Gabelli also receives ten percent of the net operating profits of the parent company. Mr. Gabelli receives no base salary, no annual bonus and no stock options.


OWNERSHIP OF SHARES IN THE FUND

Set forth in the table below is the dollar range of equity securities in the Fund beneficially owned by each Fund's portfolio manager:


                                                                                                      DOLLAR RANGE OF EQUITY
                                                                                                            SECURITIES
                       NAME                                        FUND                                 HELD IN THE FUND*
         Mario J. Gabelli                           Small Cap Growth Fund                                       G

                                                    Equity Income Fund                                          G


         Elizabeth M. Lilly                         Woodland Small Cap Value Fund                               F

--------------------------------------------
*        Key to Dollar Ranges- Information as of December 31, 2005
A.       None
B.       $1 - $10,000
C.       $10,001 - $50,000

D.       $50,001 -  $100,000
E.       $100,001  - $500,000
F.       $500,001 - $1,000,000
G.       over $1,000,000


THE SUB-ADMINISTRATOR

The Adviser has entered into a Sub-Administration Agreement (the "Sub-Administration Agreement") with PFPC Inc. (the "Sub-Administrator"), which is located at 760 Moore Road, King of Prussia, Pennsylvania 19406. Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of the Corporation's operations except those performed by the Adviser under its advisory agreement with the Corporation; (b) supplies the Corporation with office facilities (which may be in the Sub-Administrator's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of the net asset value of shares in each Fund, internal auditing and regulatory administration services, internal executive and administrative services, and stationery and office supplies; (c) prepares and distributes materials for all Corporation Board of Directors' Meetings including the mailing of all Board materials and collates the same materials into the Board books and assists in the drafting of minutes of the Board Meetings; (d) prepares reports to Corporation shareholders, tax returns and reports to and filings with the SEC and state "Blue Sky" authorities; (e) calculates each Fund's net asset value per share and provides any equipment or services necessary for the purpose of pricing shares or valuing each Fund's investment portfolios (f) provides compliance testing of all Fund activities against applicable requirements of the 1940 Act and the rules thereunder, the Code, and the Corporation's investment restrictions; (g) furnishes to the Adviser such statistical and other factual information and information regarding economic factors and trends as the Adviser from time to time may require; and (h) generally provides all administrative services that may be required for the ongoing operation of the Corporation in a manner consistent with the requirements of the 1940 Act.

For the services it provides, the Adviser pays the Sub-Administrator an annual fee based on the value of the aggregate average daily net assets of all funds under its administration managed by the Adviser as follows: up to $10 billion:
..0275%;  $10 billion to $15  billion:  .0125%;  over $15  billion:  .0100%.  The
Sub-Administrator's fee is paid by the Adviser.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110 is the Custodian for each Fund's cash and securities. Boston Financial Data Services, Inc. ("BFDS"), an affiliate of State Street, located at The BFDS Building, 66 Brooks Drive, Braintree, MA 02184, performs the shareholder services on behalf of State Street and acts as each Fund's transfer agent and dividend disbursing agent. Neither BFDS or State Street assists in or is responsible for investment decisions involving assets of the Funds.

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP, Four Times Square, New York, New York 10036, serves as the Corporation's legal counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 2001 Market Street, Philadelphia, PA 19103, independent registered public accounting firm, has been selected to audit the Funds' annual financial statements.

DISTRIBUTOR

To implement each Fund's 12b-1 Plans, each Fund has entered into a Distribution Agreement with Gabelli & Company, Inc. (the "Distributor"), a New York corporation which is an indirect majority owned subsidiary of GAMCO Investors, Inc. having principal offices located at One Corporate Center, Rye, New York 10580-1422. The Distributor acts as agent of each Fund for the continuous offering of its shares on a best efforts basis.

For the fiscal year ended September 30, 2003 commissions (sales charges) on sales of the Small Cap Growth Fund, the Equity Income Fund and the Woodland Small Cap Value Fund were $0, $0, and $174, respectively. The amounts retained by the Distributor for the fiscal year ended September 30, 2003 were $0, $0 and $24, respectively. For the fiscal year ended September 30, 2004 commissions (sales charges) on sales of the Small Cap Growth Fund, the Equity Income Fund and the Woodland Small Cap Value Fund were $2,248, $6,066, and $1,398, respectively. The amounts retained by the Distributor for the fiscal year ended September 30, 2004, were $458, $905, and $1,271, respectively. For the fiscal year ended September 30, 2005, commissions (sales charges) on sales of the Small Cap Growth Fund, the Equity Income Fund and the Woodland Small Cap Value Fund were $23,567, $78,260 and $355, respectively. Set forth in the table below is the amount of commissions and other compensation received by the Distributor during the fiscal year ended September 30, 2005.


                                          NET UNDERWRITING
                                            DISCOUNTS AND       COMPENSATION ON
                                             COMMISSIONS        REDEMPTIONS AND       BROKERAGE       OTHER COMPENSATION
                                                                  REPURCHASES        COMMISSIONS
Small Cap Growth Fund                                 $8,278         $250                  $154,741           --
Equity Income Fund                                   $18,028         $465                  $275,787           --
Woodland Small Cap Value Fund                         $1,640          $47                      $216           --

                               DISTRIBUTION PLANS

Each Fund has adopted a separate Plan of Distribution (each, a "Plan") pursuant to Rule 12b-1 under the 1940 Act on behalf of each Fund's Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Payments may be made by each Fund under each Plan for the purpose of financing any activity primarily intended to result in the sales of shares in the class to which such Plan relates as determined by the Board of Directors. Such activities typically include advertising; compensation for sales and marketing activities of the Distributor and other banks, broker-dealers and service providers; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which a Fund may finance without a distribution plan, a Fund may also make payments to finance such activity outside of the Plans and not subject to their limitations. Payments under the Plans are not dependent on distribution expenses actually incurred by the Distributor. The Plans compensate the Distributor regardless of expense and accordingly a portion of payments by each Fund may be used indirectly to finance distribution activities on behalf of other Gabelli funds, and a portion of the payments by such other funds may be used to finance distribution activities on behalf of each Fund. The Plans are intended to benefit the Funds by, among other things, increasing its assets and thereby reducing the Funds' expense ratio.

Each Plan has been implemented by written agreements between each Fund and/or the Distributor and each person (including the Distributor) to which payments may be made. Administration of the Plans is regulated by Rule 12b-1 under the 1940 Act which includes requirements that the Board of Directors receive and review, at least quarterly, reports concerning the nature and qualification of expenses for which payments are made, that the Board of Directors approves all agreements implementing the Plans and that the Plans may be continued from year to year only if the Board of Directors concludes, at least annually, that continuation of the Plans is likely to benefit shareholders. To the extent any of these payments are based on allocations by the Distributor, the Funds may be considered to be participating in joint distribution activities with other funds distributed by the Distributor. For the fiscal year ended September 30, 2005, the Small Cap Growth Fund, Equity Income Fund and Woodland Small Cap Value Fund incurred distribution costs of $1,730,625, $1,146,046 and $15,913, respectively, to the Distributor for underwriting. The Plan compensates the Distributor regardless of its expense.

For the fiscal year ended September 30, 2005, the Distributor identified expenditures for the Small Cap Growth Fund, Equity Income Fund and Woodland Small Cap Value Fund, respectively, of approximately: $12,400, $16,700 and $10,900 for advertising and promotion, $27,200, $46,400 and $16,800 for printing, postage and stationery, $7,400, $11,000 and $18,600 for overhead support expenses, $201,200, $243,700, and $108,000 for salaries of personnel of the Distributor and $1,128,800, $783,600 and $1,200 for third party servicing fees. Due to the possible continuing nature of Rule 12b-1 payments, long-term investors may pay more than the economic equivalent of the maximum front-end sales charge permitted by NASD, Inc.

The Corporation has entered into an Amended and Restated Distribution Plan (the "Distribution Agreement") with the Distributor authorizing payments to the Distributor at the following annual rates, based on each Fund's average daily net assets: Class AAA shares and Class A shares, distribution fees of 0.25% for the Small Cap Growth Fund, the Equity Income Fund and the Woodland Small Cap Value Fund; and Class B shares and Class C shares, service fees of 0.25% and distribution fees of 0.75% for each Fund. Pursuant to the Distribution Agreement, the Corporation appoints the Distributor as its general distributor and exclusive agent for the sale of each Fund's shares. The Corporation has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws. The Distribution Agreement shall remain in effect from year to year provided that the continuance of such agreement shall be approved at least annually (a) by the Corporation's Board of Directors, including a vote of a majority of the non-interested Directors cast in person at a meeting called for the purpose of voting on such approval or (b) by the vote of the holders of a majority of the outstanding voting securities of the Corporation and by a vote of the Board of Directors. The Distribution Agreement may be terminated by either party thereto upon 60 days' written notice.


                         Distribution Costs and Expenses
                 Incurred for the Year Ended September 30, 2005


                                          Class AAA      Class A       Class B      Class C
------------------------------------------------------------------------------------------------
Small Cap Growth Fund                        $1,720,695        $1,630       $1,332       $6,968
------------------------------------------------------------------------------------------------
Equity Income Fund                           $1,132,038        $2,618         $108      $11,282
------------------------------------------------------------------------------------------------
Woodland Small Cap Value Fund                   $15,164          $199           $1         $549
------------------------------------------------------------------------------------------------

The amounts included in a previous paragraph as third party servicing fees include amounts paid to the providers of various programs that make shares available to their customers. Subject to tax limitations and approvals by the Board of Directors, each of the Funds also makes payments to the providers of these programs, out of its assets other than 12b-1 payments, in amounts not greater than savings of expenses each Fund would otherwise incur in maintaining shareholder accounts for those who invest in each respective Fund directly rather than through these programs. The Adviser and its affiliates may also pay for all or a portion of these program's charges out of their financial resources other than 12b-1 fees.

No independent Director had a direct or indirect financial interest in the operation of any Plan or related agreements. Those interested persons who beneficially own stock in affiliates of the Adviser or the Distributor or are employed by the Gabelli companies may be deemed to have an indirect financial interest.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Under each Investment Advisory Contract the Adviser is authorized on behalf of each Fund to employ brokers to effect the purchase or sale of portfolio securities with the objective of obtaining prompt, efficient and reliable execution and clearance of such transactions at the most favorable price obtainable ("best execution") at a reasonable expense. The Adviser is permitted to (1) direct Fund portfolio brokerage to Gabelli & Company, a broker-dealer affiliate of the Adviser; and (2) pay commissions to brokers other than Gabelli & Company which are higher than might be charged by another qualified broker to obtain brokerage and/or research services considered by the Adviser to be useful or desirable for its investment management of the Fund and/or other advisory accounts under the management of the Adviser and any investment adviser affiliated with it. The Adviser does not consider the sales of shares of the Funds by brokers, including the Distributor, as a factor in its selection of brokers for each Fund's portfolio transactions and has adopted policies and procedures to prevent any such transactions on that basis.

Transactions in securities other than those for which a securities exchange is the principal market are generally done through a principal market maker. However, such transactions may be effected through a brokerage firm and a commission paid whenever it appears that the broker can obtain a more favorable overall price. In general, there may be no stated commission in the case of securities traded on the over-the-counter markets, but the prices of those securities may include undisclosed commissions or markups. Options transactions will usually be effected through a broker and a commission will be charged. Each Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation generally referred to as the underwriter's concession or discount.

The Adviser currently serves as Adviser to a number of investment company clients and may in the future act as adviser to others. Affiliates of the Adviser act as investment adviser to numerous private accounts and adviser to other investment companies. It is the practice of the Adviser and its affiliates to cause purchase and sale transactions to be allocated among the Funds and others whose assets they manage in such manner as it deems equitable. In making such allocations among the Funds and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Funds and other client accounts.

The policy of each Fund regarding purchases and sales of securities and options for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient execution of transactions. In seeking to implement each Fund's policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes can obtain the most favorable prices and are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Adviser of the type described in Section 28(e) of the Exchange Act of 1934. In doing so, the Funds may also pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of potential and existing investments.

Research services furnished by brokers or dealers through which the Funds effect securities transactions are used by the Adviser and its advisory affiliates in carrying out their responsibilities with respect to all of their accounts over which they exercise investment discretion. Such investment information may be useful only to one or more of such other accounts. The purpose of this sharing of research information is to avoid duplicative charges for research provided by brokers and dealers. Neither the Funds nor the Adviser has any agreement or legally binding understanding with any broker or dealer regarding any specific amount of brokerage commissions which will be paid in recognition of such services. However, in determining the amount of portfolio commissions directed to such brokers or dealers, the Adviser does consider the level of services provided and, based on such determinations, has allocated brokerage commissions of $7,604 for Small Cap Growth Fund, $6,285 for Equity Income Fund, and $4,406 for Woodland Small Cap Value Fund, respectively, on portfolio transactions in the principal amount of $2,115,406, $4,115,188, and $1,709,123 for Small Cap Growth Fund, Equity Income Fund and Woodland Small Cap Value Fund, respectively, during the fiscal year ended September 30, 2005. The average commissions on these transactions were $0.0170, $0.0163, and $0.0474 per share for Small Cap Growth Fund, Equity Income Fund and Woodland Small Cap Value Fund, respectively. In determining the broker or dealer to be used to execute a particular portfolio transaction, the Funds do not take into account whether such broker or dealer sells shares of the Funds or other Gabelli funds or the amount of such sales.

The Adviser may also place orders for the purchase or sale of portfolio securities with the Distributor, a broker-dealer member of NASD, Inc. and an affiliate of the Adviser, when it appears that, as an introducing broker or otherwise, the Distributor can obtain a price, execution and commission which is at least as favorable as that obtainable by other qualified brokers and at a commission rate at least as favorable as it provides to its best customers for similar transactions.

As required by Rule 17e-1 under the 1940 Act, the Board of Directors has adopted policies which provide that the commissions paid to the Distributor on brokerage transactions may not exceed those which would have been charged by another qualified broker or member firm able to effect the same or a comparable transaction at an equally favorable price or those the Distributor charges its most favored customers on similar transactions. Rule 17e-1 and the policies contain requirements that the Board, including its independent Directors, conduct periodic compliance reviews of such brokerage allocations and review such schedule at least quarterly for continuing compliance with the foregoing standard. The Adviser and the Distributor are also required to furnish reports and maintain records in connection with such reviews.

To obtain the best execution of portfolio trades on the New York Stock Exchange ("NYSE"), the Distributor controls and monitors the execution of such transactions on the floor of the NYSE through independent "floor brokers" or through the Designated Order Turnaround ("DOT") System of the NYSE. Such transactions are then cleared, confirmed to each Fund for the account of the Distributor, and settled directly with the Custodian of the Funds by a clearing house member firm which remits the commission less its clearing charges to the Distributor. The Distributor may also effect each Fund's portfolio transactions in the same manner and pursuant to the same arrangements on other national securities exchanges which adopt direct access rules similar to those of the NYSE.

The following table sets forth certain information regarding each Fund's payment of brokerage commissions for the past three fiscal years:


SMALL CAP GROWTH FUND


                                                              Year ended               Commissions
                                                             SEPTEMBER 30                 PAID
                                                             ------------                 ----
Total Brokerage Commissions                                      2003                    $219,979
                                                                 2004                    $330,023
                                                                 2005                    $193,800

Commission paid to Gabelli & Company                             2003                    $174,657
                                                                 2004                    $201,259
                                                                 2005                    $154,741

% of Total Brokerage Commissions paid                            2005                    79.85%
to Gabelli & Company

% of Total Transactions involving Commissions                    2005                    88.96%
paid to Gabelli & Company

EQUITY INCOME FUND



                                                              Year ended               Commissions
                                                             SEPTEMBER 30                 PAID
                                                             ------------                 ----
Total Brokerage Commissions                                      2003                    $298,656
                                                                 2004                    $211,268
                                                                 2005                    $380,287

Commission paid to Gabelli & Company                             2003                    $230,467
                                                                 2004                    $119,977
                                                                 2005                    $275,787

% of Total Brokerage Commissions paid                            2005                    72.52%
to Gabelli & Company

% of Total Transactions involving Commissions                    2005                    78.35%
paid to Gabelli & Company

WOODLAND SMALL CAP VALUE FUND



                                                              Year ended               Commissions
                                                             SEPTEMBER 30                 PAID
                                                             ------------                 ----
Total Brokerage Commissions                                      2003*                   $7,778
                                                                 2004                    $5,890
                                                                 2005                    $11,654

Commission paid to Gabelli & Company                             2003*                   $37
                                                                 2004                    $303
                                                                 2005                    $216

% of Total Brokerage Commissions paid                            2005                    1.85%
to Gabelli & Company

% of Total Transactions involving Commissions                    2005                    2.09%
paid to Gabelli & Company

-------------------
* From commencement of operations on December 31, 2002.

                              REDEMPTION OF SHARES

To minimize expenses, a Fund reserves the right to redeem, upon not less than 30 days' notice, all shares of a Fund in an account (other than an IRA) which as a result of shareholder redemptions has a value below $500 and has reserved the ability to raise this amount to up to $10,000. However, a shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

Each of the Funds imposes a redemption fee of 2.00% of the total redemption amount if you sell or exchange any of your shares within 7 days after the purchase date. The fee, its manner of calculation and exceptions to its applicability are discussed in the Funds' Prospectuses. The fee is not a sales charge (load) and is paid directly to the respective Fund and not to the Adviser or Distributor.

Cancellation of purchase orders for Fund shares (as, for example, when checks submitted to purchase shares are returned unpaid) cause a loss to be incurred when the net asset value of the Fund shares on the date of cancellation is less than on the original date of purchase. The investor is responsible for such loss, and the Fund may reimburse itself or the Distributor for such loss by automatically redeeming shares from any account registered in that shareholder's name, or by seeking other redress. If the Fund is unable to recover any loss to itself, it is the position of the SEC that the Distributor will be immediately obligated to make the Fund whole.

OTHER INVESTORS

No minimum initial investment is required for officers, directors or full-time employees of the Fund, other investment companies managed by the Adviser, the Adviser, the Sub-Administrator, the Distributor or their affiliates, including members of the "immediate family" of such individuals and retirement plans and trusts for their benefit. The term "immediate family" refers to spouses, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse's siblings, sibling's spouse and a sibling's children.

If the Board of Directors should determine that it would be detrimental to the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. Under such circumstances, shareholders of the Fund receiving distributions in-kind of securities will incur brokerage commissions when they dispose of the securities.

                        DETERMINATION OF NET ASSET VALUE

Net Asset Value ("NAV") is calculated separately for each class of each Fund. The NAV of Class B and Class C shares of each Fund, as applicable, will generally be lower than the NAV of Class A, Class I or Class AAA shares, as applicable, as a result of the larger service and distribution-related fee to which Class B and Class C shares are subject. It is expected, however, that the NAV per share of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

For purposes of determining each of the Fund's NAV per share, portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices, or, if there were no asked prices quoted on such day, the security is valued at the most recently available bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price, or if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board of Directors determines such does not reflect fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Funds may obtain valuations on the basis of prices provided by a pricing service approved by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in good faith at fair value under procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors.

In addition, whenever developments in one or more securities markets after the close of the principal markets for one or more portfolio securities and before the time as of which the Funds determine their net asset value would, if such developments had been reflected in such principal markets, likely have more than a minimal effect on a Fund's net asset value per share, such Fund may fair value such portfolio securities based on available market information as of the time each Fund determines its net asset value.

NYSE CLOSINGS. The holidays (as observed) on which the NYSE is closed, and therefore days upon which shareholders cannot redeem shares, currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

GENERAL

Set forth below is a discussion of certain Federal Income tax issues concerning the Funds and the purchase, ownership and disposition of the Funds' shares by U.S. persons. This discussion is based upon present provisions of the Internal Revenue Code of 1986 as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. This discussion does not purport to be complete or to deal with all aspects of Federal income taxation that may be relevant to investors in light of their particular circumstances. Prospective investors should consult their own tax advisers with regard to the Federal tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. If it so qualifies, the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net short-term capital gain, if any, realized during any fiscal year to the extent that it distributes such income and capital gains to its shareholders.

Each Fund will determine either to distribute, or to retain for reinvestment, all or part of any net long-term capital gain. If any such gains are retained, the Fund will be subject to a tax at a rate of 35% of such amount. In that event, the Fund expects to designate the retained amount as undistributed capital gain in a notice to its shareholders, each of whom (1) will be required to include in income for tax purposes as long-term capital gain its share of the undistributed amount, (2) will be entitled to credit its proportionate share of the tax paid by the Fund against its U.S. Federal income tax liability and to claim refunds to the extent the credit exceeds such liability, and (3) will increase its basis in its shares of the Fund by an amount equal to 65% of the amount of undistributed capital gain included in such shareholder's gross income.

A distribution will be treated as paid during any calendar year if it is declared by the Fund in October, November or December of the year, payable to shareholders of record on a date during such month and paid by the Fund during January of the following year. Any such distributions paid during January of the following year will be deemed to be received on December 31 of the year the distributions are declared, rather than when the distributions are received.

Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year, an amount equal to at least the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31, (unless an election is made by a fund with a November or December year-end to use the fund's fiscal year) and (3) all ordinary income and net capital gains for previous years that were not previously distributed and upon which no tax was imposed.

Gains or losses on the sales of securities by the Funds will be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.

Certain options, futures contracts and options on futures contracts are "section 1256 contracts". Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by the Funds at the end of each taxable year (and, generally, for purposes of the 4% excise tax), are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

Hedging transactions undertaken by the Funds may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, the Funds may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The Funds may make one or more of the elections available under the Code which are applicable to straddles. If the Funds make any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character and timing of gains, losses or deductions from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

The diversification requirements applicable to each Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts and options on futures contracts.

NATURE OF SMALL CAP INVESTMENTS

Certain of the Small Cap Growth and Woodland Small Cap Value Funds' investment practices are subject to special and complex Federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions. Each Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

DISTRIBUTIONS

Distributions of investment company taxable income (which includes among other items, dividends, interest and the excess of net short-term capital gains over net long-term capital losses) are taxable to a U.S. shareholder as ordinary income. Dividends paid by a Fund may qualify (provided holding period and other requirements are met) for (i) the deduction for dividends available to corporate shareholders to the extent the Fund's income consists of dividends received from U.S. corporations and (ii) under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (effective for taxable years after December 31, 2002 through December 31, 2008) (the "Tax Act") as qualified dividend income eligible for the reduced maximum rate to individuals of generally 15% (5% for individuals in lower tax brackets) to the extent the Funds receive qualified dividend income (i.e. dividend income from domestic corporations and certain qualifying foreign corporations). Distributions of net capital gain (which consist of the excess of net long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gain and are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a basis in such shares of the Fund equal to the fair market value of such shares on the distribution date. If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution may be taxable even though it represents a return of invested capital. The price of shares purchased at any time may reflect the amount of a forthcoming distribution. Those purchasing shares just prior to a distribution will receive a distribution which will be taxable to them, even though the distribution represents in part a return of invested capital.

Distributions of amounts in excess of the Fund's current and accumulated earning and profits will be treated by a shareholder as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in its shares. Any excess will be treated as gain from the sale of its shares, as discussed below.

Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional shares of the Fund.

SALES OF SHARES

Upon a sale or exchange of shares, a shareholder will realize a taxable gain or loss depending upon the basis in the shares. Such gain or loss will be long-term, or short-term, generally depending upon the shareholder's holding period for the shares, under the Tax Act; for non-corporate shareholders the maximum rate on capital gains resulting from the disposition of shares held for more than 12 months is 15% (5% if the taxpayer is, and would be after accounting for such gains, subject to the 10% or 15% tax bracket for ordinary income) for such gain realized after May 5, 2003 and before January 1, 2009. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced by substantially identical shares within a 61-day period beginning 30 days before and ending 30 days after the date the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder with respect to such shares.

If a shareholder (i) incurs a sales load charge in acquiring shares in a Fund and, by reason of incurring such charge or acquiring the shares, acquires the right to acquire shares of one or more regulated investment companies without the payment of a load charge or with the payment of a reduced load charge (a "reinvestment right") and (ii) disposes of the Fund shares before the 91st day after the date on which the shares were acquired and subsequently acquires shares in the Fund or in another regulated investment company whereby the otherwise applicable load charge is reduced by reason of the reinvestment right, then the original load charge will not be taken into account for the purposes of determining the shareholder's gain or loss on the disposition (to the extent the original load charge does not exceed the reduction in the subsequent load charge). To the extent such charge is not taken into account in determining the amount of gain or loss, the charge will be treated as incurred in connection with the subsequently acquired shares and will have a corresponding effect on the shareholder's basis in such shares.

BACKUP WITHHOLDING

The Corporation may be required to withhold Federal income tax currently at a rate of 28% on all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's Federal income tax liability.

FOREIGN WITHHOLDING TAXES

Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the Funds' assets to be invested in various countries is not known. Because each Fund will not have more than 50% of its total assets invested in securities of foreign governments or corporations, the Funds will not be entitled to "pass-through" to shareholders the amount of foreign taxes paid by the Funds.

                       INVESTMENT PERFORMANCE INFORMATION

Each Fund may furnish data about its investment performance in advertisements, sales literature and reports to shareholders. "Total return" represents the annual percentage change in value of $1,000 invested at the maximum public offering price for the one, five and ten year periods (if applicable) and the life of the Fund through the most recent calendar quarter, assuming reinvestment of all dividends and distributions. Quotations of "yield" will be based on the investment income per share earned during a particular 30 day period, less expenses accrued during the period, with the remainder being divided by the maximum offering price per share on the last day of the period. Each Fund may also furnish total return and yield calculations for other periods based on investments at various sales charge levels or net asset values. Each Fund may also provide investment performance data on an after-tax basis. The forgoing "total return" and "yield" quotations must be calculated in accordance with standardized formulas prescribed by the SEC. Each Fund may also calculate performance in a nonstandardized manner if all elements of return are included.

Quotations of total return will reflect only the performance of a hypothetical investment in a Fund during the particular time period shown. A Fund's total return and current yield may vary from time to time depending on market conditions, the compositions of the Funds' portfolio and operating expenses. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's current yield to yields published for other investment companies and other investment vehicles. Total return and yield should also be considered relative to change in the value of the Funds' shares and the risks associated with each Fund's investment objectives and policies. At any time in the future, total returns and yield may be higher or lower than past total returns and yields and there can be no assurance that any historical return or yield will continue.

From time to time evaluations of performance are made by independent sources that may be used in advertisements concerning the Funds. These sources include:
LIPPER INC., WEISENBERGER INVESTMENT COMPANY SERVICE, BARRON'S, BUSINESS WEEK, FINANCIAL WORLD, FORBES, FORTUNE, MONEY, PERSONAL INVESTOR, SYLVIA PORTER'S PERSONAL FINANCE, BANK RATE MONITOR, MORNINGSTAR AND THE WALL STREET JOURNAL.

In connection with communicating its yield or total return to current or prospective shareholders, the Fund may also compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

                        DESCRIPTION OF THE FUNDS' SHARES

DESCRIPTION OF THE FUNDS' SHARES

Each Fund is a series of Gabelli Equity Series Funds, Inc., which was incorporated in Maryland on July 25, 1991. The authorized capital stock consists of one billion shares of stock having a par value of one tenth of one cent ($.001) per share. The Corporation is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies or upon the written request of 10% of the Funds' shares to replace its Directors. The Corporation's Board of Directors is authorized to classify or reclassify the unissued shares of the Corporation to one or more classes of separate series of stock, each series representing a separate, additional portfolio. The Board currently has authorized the division of the unissued shares into three series each having a separate portfolio. The Funds offer Class AAA, Class A, Class B, Class C, and Class I shares. Shares of all series will have identical voting rights, except where by law, certain matters must be approved by the requisite proportion of the shares of the affected series. Each share of any class of each series of shares when issued has equal dividend, liquidation (see "Redemption of Shares") and voting rights within the class for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate except where otherwise required by law and except that each class of each series will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements.

There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares will be redeemed at NAV, at the option of the shareholder.

The Funds send semi-annual and annual reports to all of their shareholders which include a list of portfolio securities. Unless it is clear that a shareholder is a nominee for the account of an unrelated person or a shareholder otherwise specifically requests in writing, the Funds may send a single copy of semi-annual, annual and other reports to shareholders to all accounts at the same address and all accounts of any person at that address.

The shares of each Fund have noncumulative voting rights which means that the holders of more than 50% of the shares can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. Unless specifically requested by an investor who is a shareholder of record, the Funds do not issue certificates evidencing Fund shares.

CORPORATE MATTERS

The Corporation reserves the right to create and issue a number of series shares, in which case the shares of each series would participate equally in the earnings, dividends, and assets of the particular series and would vote separately to approve management agreements or changes in investment policies, but shares of all series would vote together in the election or selection of Directors, principal underwriters and auditors and on any proposed material amendment to the Corporation's Certificate of Incorporation.

Upon liquidation of the Corporation or any series, shareholders of the affected series would be entitled to share pro rata in the net assets of their respective series available for distribution to such shareholders.

SHAREHOLDER APPROVAL

Other than elections of Directors, which is by plurality, any matter for which shareholder approval is required by the 1940 Act requires the affirmative vote of at least a majority, as defined by the 1940 Act, of the outstanding voting securities of a Fund or the Corporation at a meeting called for the purpose of considering such approval.

INFORMATION FOR SHAREHOLDERS

All shareholder inquiries regarding administrative procedures including the purchase and redemption of shares should be directed to the Distributor, Gabelli & Company, Inc., One Corporate Center, Rye, New York 10580-1422. For assistance, call 800-GABELLI (800-422-3554) or through the internet at www.gabelli.com.

                              FINANCIAL STATEMENTS

The Financial Statements for each of the Small Cap Growth Fund, the Equity Income Fund and the Woodland Small Cap Value Fund for the fiscal year ended September 30, 2005, including the Report of Ernst & Young LLP, independent registered public accounting firm, are incorporated herein by reference to each Fund's Annual Report. Each Fund's Annual Report is available upon request and without charge by calling the number printed above. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings.

                                   APPENDIX A

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S ("MOODY'S") CORPORATE BOND RATINGS

AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long term risks appear somewhat larger than in Aaa securities. A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S ("S&P") CORPORATE DEBT RATINGS

AAA: Debt rated AAA has the highest rating assigned by S&P Capacity to pay interest and repay principal is extremely strong. AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB: Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories. BB, B, CCC, CC,

C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C1: The rating C1 is reserved for income bonds on which no interest is being paid. D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S PREFERRED STOCK RATINGS

aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks. aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future. a: An issue which is rated a is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless expected to be maintained at adequate levels. baa: An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time. ba: An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class. b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small. caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment. ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment. c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S PREFERRED STOCK RATINGS

AAA: This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.  AA:  A  preferred  stock  issue  rated  AA  also  qualifies  as  a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA. A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions. BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category. BB, B,
CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. CC: The rating CC is reserved for a preferred stock in arrears on dividends or sinking fund payments but that is currently paying. C: A preferred stock rated C is a non-paying issue. D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                            PART C: OTHER INFORMATION

Item 22.          EXHIBITS

         (a)(1)   Articles of  Incorporation  of the  Registrant  dated July 25,
                  1991, are incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement as filed with the SEC via EDGAR on January 28, 1998 (Accession No. 0000950152-98-000527) ("Post-Effective Amendment No. 7").

         (a)(2) Articles of Amendment, dated January 28, 2000, are incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement as filed with the SEC via EDGAR on January 31, 2000 (Accession No. 0000927405-00-000032)
                  ("Post-Effective Amendment No. 10").

         (a)(3) Articles Supplementary, dated January 28, 2000, with respect to Gabelli Equity Income Fund, are incorporated by reference to Post-Effective Amendment No. 10

         (a)(4) Articles Supplementary, dated January 28, 2000, with respect to Gabelli Small Cap Value Fund, are incorporated by reference to Post-Effective Amendment No. 10

         (a)(5) Articles Supplementary, dated December 27, 2002, with respect to Gabelli Equity Series Funds, Inc. are incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement as filed with the SEC via EDGAR on
                  January  31,   2003   (Accession   No.   0000935069-03-000085)
                  ("Post-Effective Amendment No. 14").

         (a)(6) Articles Supplementary, dated January 28, 2005, with respect to Gabelli Equity Series Funds, Inc. are incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement as filed with the SEC via EDGAR on
                  January  31,   2005   (Accession   No.   0000935069-05-000148)
                  ("Post-Effective Amendment No. 17").

          (b)     Registrant's  By-laws  are  incorporated   by   reference   to
                  Post-Effective Amendment No. 7.

         (c)      Not Applicable.

         (d)(1) Investment Advisory Agreement with Gabelli Funds, Inc., with respect to The Gabelli Small Cap Growth Fund, dated October 1, 1991, is incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement as filed with the SEC via EDGAR on January 31, 2001 (Accession No. 0000935069-01-000048)
                  ("Post-Effective Amendment No. 11").

         (d)(2) Investment Advisory Agreement with Gabelli Funds, Inc., with respect to The Gabelli Equity Income Fund, dated October 1, 1991, is incorporated by reference to Post-Effective Amendment No. 11.

         (d)(3) Investment Advisory Agreement with Gabelli Funds, LLC, with respect to The Gabelli Woodland Small Cap Value Fund, dated December 31, 2002, is incorporated by reference to Post-Effective Amendment No. 14.

         (d)(4) Amendment No. 1 to the Investment Advisory Agreement, with respect to The Gabelli Small Cap Growth Fund, dated February 17, 1999, is incorporated by reference to Post-Effective Amendment No. 11.

         (d)(5) Amendment No. 1 to the Investment Advisory Agreement, with respect to The Gabelli Equity Income Fund, dated February 17, 1999, is incorporated by reference to Post-Effective Amendment No. 11.

         (d)(6) Contractual Management Fee Waiver and Expense Reimbursement Agreement, dated October 1, 2005, with respect to The Gabelli Woodland Small Cap Value Fund, filed herewith.

         (e)(1) Amended and Restated Distribution Agreement, dated January 28, 2000, with respect to The Gabelli Equity Income Fund, is incorporated by reference to Post-Effective Amendment No. 10.

         (e)(2) Amended and Restated Distribution Agreement, dated January 28, 2000, with respect to The Gabelli Small Cap Growth Fund, is incorporated by reference to Post-Effective Amendment No. 10.

         (e)(3) Distribution Agreement, dated December 31, 2002, with respect to The Gabelli Woodland Small Cap Value Fund, is incorporated by reference to Post-Effective Amendment No. 14.

         (f)      Not Applicable.

         (g) Amended and Restated Master Custodian Agreement, dated July 2, 2001, is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement as filed with the SEC via EDGAR on January 29, 2002 (Accession No. 0000935069-02-000046)
                  ("Post-Effective Amendment No. 12").

         (h)(1) Transfer Agency Agreement is incorporated by reference to Post-Effective Amendment No. 7.

         (i) Opinion and Consent of Counsel is incorporated by reference to Post-Effective Amendment No. 10.

         (j)(1) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm, filed herewith.

         (j)(2) Powers of Attorney for Felix J. Christiana, Anthony J. Colavita, Vincent D. Enright, John D. Gabelli, Robert J. Morrissey, Karl Otto Pohl, Anthony R. Pustorino and Anthony C. van Ekris are incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on August 31, 1992.

         (j)(3) Power of Attorney for Mario J. Gabelli, dated May 16, 2001, is incorporated by reference to Post-Effective Amendment No. 12.

         (j)(4) Power of Attorney for Salvatore J. Zizza, dated December 3, 2001, is incorporated by reference to Post-Effective Amendment No. 14.

         (k)      Not Applicable.

         (l)(1)   Agreement  with  initial   shareholder  is   incorporated   by
                  reference to Pre-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on September 20, 1991.

         (l)(2) Purchase Agreement, with respect to Class A Shares of The Gabelli Equity Income Fund, dated January 28, 2000, is incorporated by reference to Post-Effective Amendment No. 10.

         (l)(3) Purchase Agreement, with respect to Class B Shares of The Gabelli Equity Income Fund, dated January 28, 2000, is incorporated by reference to Post-Effective Amendment No. 10.

         (l)(4) Purchase Agreement, with respect to Class C Shares of The Gabelli Equity Income Fund, dated January 28, 2000, is incorporated by reference to Post-Effective Amendment No. 10.

         (l)(5) Purchase Agreement, with respect to Class A Shares of The Gabelli Small Cap Growth Fund, dated January 28, 2000, is incorporated by reference to Post-Effective Amendment No. 10.

         (l)(6) Purchase Agreement, with respect to Class B Shares of The Gabelli Small Cap Growth Fund, dated January 28, 2000, is incorporated by reference to Post-Effective Amendment No. 10.

         (l)(7) Purchase Agreement, with respect to Class C Shares of The Gabelli Small Cap Growth Fund, dated January 28, 2000, is incorporated by reference to Post-Effective Amendment No. 10.

         (l)(8) Purchase Agreement, with respect to Class AAA Shares, Class A Shares, Class B Shares and Class C Shares of The Gabelli Woodland Small Cap Value Fund, dated December 31, 2002, is incorporated by reference to Post-Effective Amendment No. 14.

         (m)(1) Amended and Restated Plan of Distribution pursuant to Rule 12b-1, with respect to Class AAA Series Shares of The Gabelli Equity Income Fund, dated November 17, 1999, is incorporated by reference to Post-Effective Amendment No. 10.

         (m)(2) Amended and Restated Plan of Distribution pursuant to Rule 12b-1, with respect to Class AAA Series Shares of The Gabelli Small Cap Growth Fund, dated November 17, 1999, is incorporated by reference to Post-Effective Amendment No. 10.

         (m)(3) Plan of Distribution pursuant to Rule 12b-1, with respect to Class AAA Shares of The Gabelli Woodland Small Cap Value Fund, dated December 31, 2002, is incorporated by reference to Post-Effective Amendment No. 14.

         (m)(4) Plan of Distribution pursuant to Rule 12b-1, with respect to Class A Series Shares of The Gabelli Equity Income Fund, dated November 17, 1999, is incorporated by reference to Post-Effective Amendment No. 10.

         (m)(5) Plan of Distribution pursuant to Rule 12b-1, with respect to Class B Series Shares of The Gabelli Equity Income Fund, dated November 17, 1999, is incorporated by reference to Post-Effective Amendment No. 10.

         (m)(6) Plan of Distribution pursuant to Rule 12b-1, with respect to Class C Series Shares of The Gabelli Equity Income Fund, dated November 17, 1999, is incorporated by reference to Post-Effective Amendment No. 10.

         (m)(7) Plan of Distribution pursuant to Rule 12b-1, with respect to Class A Series Shares of The Gabelli Small Cap Growth Fund, dated November 17, 1999, is incorporated by reference to Post-Effective Amendment No. 10.

         (m)(8) Plan of Distribution pursuant to Rule 12b-1, with respect to Class B Series Shares of The Gabelli Small Cap Growth Fund, dated November 17, 1999, is incorporated by reference to Post-Effective Amendment No. 10.

         (m)(9) Plan of Distribution pursuant to Rule 12b-1, with respect to Class C Series Shares of The Gabelli Small Cap Growth Fund, dated November 17, 1999, is incorporated by reference to Post-Effective Amendment No. 10.

         (m)(10) Plan of Distribution pursuant to Rule 12b-1, with respect to Class A Shares of The Gabelli Woodland Small Cap Value Fund, dated December 31, 2002, is incorporated by reference to Post-Effective Amendment No. 14.

         (m)(11) Plan of Distribution pursuant to Rule 12b-1, with respect to Class B Shares of The Gabelli Woodland Small Cap Value Fund, dated December 31, 2002, is incorporated by reference to Post-Effective Amendment No. 14.

         (m)(12) Plan of Distribution pursuant to Rule 12b-1, with respect to Class C Shares of The Gabelli Woodland Small Cap Value Fund, dated December 31, 2002, is incorporated by reference to Post-Effective Amendment No. 14.

         (n)(1)   Amended and Restated Rule 18f-3 Multi-Class Plan, with respect
                  to  The  Gabelli  Equity  Income  Fund,  is   incorporated  by
                  reference to Post-Effective Amendment No. 17.

          (n)(2) Amended and Restated Rule 18f-3 Multi-Class Plan, with respect to The Gabelli Small Cap Growth Fund, is incorporated by reference to Post-Effective Amendment No. 17

         (n)(3) Amended and Restated Rule 18f-3 Multi-Class Plan, with respect to The Gabelli Woodland Small Cap Value Fund, is incorporated by reference to Post-Effective Amendment No. 17.

         (o)      Not Applicable.

         (p) Revised Code of Ethics for the Registrant, Gabelli Funds, LLC, GAMCO Investors, Inc., Gabelli & Company, Inc., Gabelli Advisers, Inc. and Gabelli Fixed Income LLC is incorporated by reference to Post-Effective Amendment No. 16, filed with the SEC via EDGAR on December 2, 2004 (Accession No. 0000935069-04-002043).

Item 23.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.

Item 24.          INDEMNIFICATION

                  The basic effect of the respective indemnification provisions of the Registrant's By-Laws, the Investment Advisory Agreement with Gabelli Funds, LLC for The Gabelli Small Cap Growth Fund, the Investment Advisory Agreement with Gabelli Funds, LLC for The Gabelli Equity Income Fund, the Investment Advisory Agreement with Gabelli Funds, LLC for The Gabelli Woodland Small Cap Value Fund and Section 2-418 of the Maryland General Corporation Law is to indemnify each officer and director of both the Registrant and Gabelli Funds, LLC to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant and the investment advisor and distributor pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in and the principal underwriter in connection with the successful defense of any action, suit or process proceeding) is asserted against the Registrant by such director, officer or controlling person or the distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 25.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

                  Gabelli Funds, LLC (the "Adviser") is a registered investment adviser providing investment management and administrative services to the Registrant. The Adviser also provides similar services to other mutual funds.

                  The information required by this Item 25 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Adviser during the past two fiscal years is incorporated by reference to Form ADV filed by the Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-37706).

Item 26.          PRINCIPAL UNDERWRITER

(a) Gabelli & Company, Inc. ("Gabelli & Company") currently acts as distributor for The Gabelli Asset Fund, The Gabelli Blue Chip Value Fund, Gabelli Capital Series Funds, Inc., Comstock Funds, Inc., Gabelli Global Series Funds, Inc., GAMCO Gold Fund, Inc, The GAMCO Growth Fund, GAMCO International Growth Fund, Inc., Gabelli Investor Funds, Inc., The GAMCO Mathers Fund, The Gabelli Money Market Funds, Ned Davis Research Funds, The Treasurer's Fund, Inc., The Gabelli Utilities Fund, The Gabelli Value Fund Inc. and The Westwood Funds.

         (b) The information required by this Item 26 with respect to each director, officer or partner of Gabelli & Company is incorporated by reference to Schedule A of Form BD filed by Gabelli & Company pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-21373).

         (c)      Not Applicable.

Item 27.          LOCATION OF ACCOUNTS AND RECORDS

                  All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices:

                  1.       Gabelli Funds, LLC
                           One Corporate Center
                           Rye, New York 10580-1422

                  2.       PFPC Inc.
                           99 High Street
                           Boston, Massachusetts 02110

                  3.       PFPC Inc.
                           400 Bellevue Parkway
                           Wilmington,  Delaware 19809

                  4.       State Street Bank and Trust Company
                           One Heritage Drive
                           North Quincy, Massachusetts 02171

                  5.       Boston Financial Data Services, Inc.
                           Two Heritage Drive
                           North Quincy, Massachusetts 02171

Item 28.          MANAGEMENT SERVICES

                  Not Applicable.

Item 29.          UNDERTAKINGS

                  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI EQUITY SERIES FUNDS, INC certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on the 30th day of January, 2006

                                               GABELLI EQUITY SERIES FUNDS, INC.

                                               By: /S/ BRUCE N. ALPERT
                                                   -----------------------------
                                                   Bruce N. Alpert
                                                   President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 19 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                            TITLE                              DATE
/S/BRUCE N. ALPERT                                   President                          January 30, 2006
-----------------------------
Bruce N. Alpert

MARIO J. GABELLI*                                    Director and Chairman              January 30, 2006
-----------------------------
Mario J. Gabelli                                     of the Board

JOHN D. GABELLI*                                     Director                           January 30, 2006
------------------
John D. Gabelli

ANTHONY J. COLAVITA*                                 Director                           January 30, 2006
-----------------------------
Anthony J. Colavita

VINCENT D. ENRIGHT*                                  Director                           January 30, 2006
-----------------------------
Vincent D. Enright

ROBERT J. MORRISSEY*                                 Director                           January 30, 2006
-----------------------------
Robert J. Morrissey

ANTHONY R. PUSTORINO*                                Director                           January 30, 2006
-----------------------------
Anthony R. Pustorino

ANTHONIE C. VAN EKRIS*                               Director                           January 30, 2006
-----------------------------
Anthonie C. van Ekris

SALVATORE J. ZIZZA*                                  Director                           January 30, 2006
-----------------------------
Salvatore J. Zizza

*By:/S/ BRUCE N. ALPERT
    ----------------------------------------
         Bruce N. Alpert
         Attorney-in-fact

                                  EXHIBIT INDEX


               EXHIBIT
                   NO.     DESCRIPTION OF EXHIBIT


                  (d)(6) Contractual Management Fee Waiver and Expense Reimbursement Agreement, dated October 1, 2005, with respect to The Gabelli Woodland Small Cap Value Fund.

                  (j)(1) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm, filed herewith.